UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Research Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VFR-SEM

MFS® RESEARCH SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Research Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Apple, Inc.	3.8%
Exxon Mobil Corp.	2.5%
Danaher Corp.	2.4%
Oracle Corp.	1.9%
Occidental Petroleum Corp.	1.8%
Target Corp.	1.8%
McDonald’s Corp.	1.7%
JPMorgan Chase & Co.	1.7%
EMC Corp.	1.6%
Fluor Corp.	1.5%

Global equity sectors (i)
Technology	17.0%
Capital Goods	16.7%
Energy	15.9%
Financial Services	15.1%
Health Care	11.2%
Consumer Cyclicals	11.2%
Consumer Staples	8.3%
Telecommunications/Cable Television	4.2%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Research Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.87%	$1,000.00	$1,049.37	$4.42
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
Service Class	Actual	1.12%	$1,000.00	$1,047.54	$5.69
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expenses Impacting Table

Expense ratios include 0.01% of investment related expenses from short sale dividend and interest expenses.

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MFS Research Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 2.4%
Goodrich Corp.	7,160	$683,774
Honeywell International, Inc.	28,960	1,725,726
Precision Castparts Corp.	14,900	2,453,285

		$4,862,785

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	10,080	$906,998
Phillips-Van Heusen Corp.	9,840	644,225

		$1,551,223

Automotive – 1.1%
General Motors Co. (a)	35,430	$1,075,655
Johnson Controls, Inc.	26,690	1,111,905

		$2,187,560

Biotechnology – 1.3%
Amgen, Inc. (a)	22,450	$1,309,958
Gilead Sciences, Inc. (a)	33,720	1,396,345

		$2,706,303

Broadcasting – 2.0%
Viacom, Inc., “B”	39,450	$2,011,950
Walt Disney Co.	49,110	1,917,254

		$3,929,204

Brokerage & Asset Managers – 3.3%
Affiliated Managers Group, Inc. (a)	14,020	$1,422,329
Blackrock, Inc.	7,190	1,379,114
CME Group, Inc.	2,870	836,863
Franklin Resources, Inc.	16,560	2,174,162
GFI Group, Inc.	162,070	743,901

		$6,556,369

Business Services – 1.2%
Accenture PLC, “A”	27,100	$1,637,382
FleetCor Technologies, Inc. (a)	24,300	720,252

		$2,357,634

Cable TV – 1.6%
Comcast Corp., “Special A”	82,440	$1,997,521
DIRECTV, “A” (a)	18,220	925,940
Virgin Media, Inc.	10,780	322,645

		$3,246,106

Chemicals – 2.3%
Celanese Corp.	41,670	$2,221,428
Ecolab, Inc.	18,660	1,052,051
Monsanto Co.	18,330	1,329,658

		$4,603,137

Computer Software – 4.3%
Autodesk, Inc. (a)	33,870	$1,307,382
Check Point Software Technologies Ltd. (a)	25,410	1,444,559

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	118,300	$3,893,253
Red Hat, Inc. (a)	26,990	1,238,841
VeriSign, Inc.	21,260	711,360

		$8,595,395

Computer Software – Systems – 6.3%
Apple, Inc. (a)	22,950	$7,703,627
EMC Corp. (a)	115,690	3,187,260
International Business Machines Corp.	9,710	1,665,751

		$12,556,638

Construction – 1.0%
Owens Corning (a)	53,610	$2,002,334

Consumer Products – 1.5%
Avon Products, Inc.	84,980	$2,379,440
Newell Rubbermaid, Inc.	35,550	560,979

		$2,940,419

Electrical Equipment – 2.4%
Danaher Corp.	89,980	$4,768,040

Electronics – 2.9%
Advanced Micro Devices, Inc. (a)	135,489	$947,068
ASML Holding N.V.	32,530	1,202,309
First Solar, Inc. (a)(l)	7,580	1,002,607
Hittite Microwave Corp. (a)	6,580	407,368
JDS Uniphase Corp. (a)	25,670	427,662
Microchip Technology, Inc.	27,340	1,036,459
Samsung Electronics Co. Ltd., GDR	2,331	903,496

		$5,926,969

Energy – Independent – 4.5%
Apache Corp.	19,160	$2,364,152
Cabot Oil & Gas Corp.	15,160	1,005,260
CONSOL Energy, Inc.	5,880	285,062
EOG Resources, Inc.	17,370	1,816,034
Occidental Petroleum Corp.	34,710	3,611,228

		$9,081,736

Energy – Integrated – 5.5%
BP PLC, ADR	27,390	$1,213,103
Chevron Corp.	23,500	2,416,740
EQT Corp.	18,870	991,052
Exxon Mobil Corp. (s)	61,490	5,004,056
QEP Resources, Inc.	35,460	1,483,292

		$11,108,243

Engineering – Construction – 1.5%
Fluor Corp.	47,910	$3,097,861

Food & Beverages – 3.6%
Bunge Ltd.	20,300	$1,399,685
General Mills, Inc.	60,020	2,233,944

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MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Groupe Danone	16,297	$1,215,922
PepsiCo, Inc. (s)	34,700	2,443,921

		$7,293,472

Food & Drug Stores – 0.9%
CVS Caremark Corp.	26,170	$983,469
METRO, Inc., “A”	15,900	791,167

		$1,774,636

General Merchandise – 2.8%
Dollar General Corp. (a)	23,160	$784,892
Kohl’s Corp.	25,470	1,273,755
Target Corp.	76,290	3,578,764

		$5,637,411

Health Maintenance Organizations – 0.7%
WellPoint, Inc.	17,990	$1,417,072

Insurance – 4.2%
ACE Ltd.	24,870	$1,636,943
Aon Corp.	23,670	1,214,271
Chubb Corp.	24,030	1,504,518
MetLife, Inc.	58,070	2,547,531
Prudential Financial, Inc.	24,190	1,538,242

		$8,441,505

Internet – 1.3%
Google, Inc., “A” (a)	5,300	$2,683,814

Machinery & Tools – 1.0%
Cummins, Inc.	11,420	$1,181,856
Regal Beloit Corp.	12,000	801,240

		$1,983,096

Major Banks – 4.6%
Bank of America Corp.	176,480	$1,934,221
Comerica, Inc.	24,860	859,410
Goldman Sachs Group, Inc.	16,070	2,138,756
JPMorgan Chase & Co. (s)	81,740	3,346,436
SunTrust Banks, Inc.	39,440	1,017,552

		$9,296,375

Medical & Health Technology & Services – 1.3%
AmerisourceBergen Corp.	18,510	$766,314
Quest Diagnostics, Inc.	15,070	890,637
VCA Antech, Inc. (a)	46,190	979,228

		$2,636,179

Medical Equipment – 3.7%
Becton, Dickinson & Co.	13,390	$1,153,816
Covidien PLC	32,950	1,753,929
Medtronic, Inc.	47,950	1,847,514
St. Jude Medical, Inc.	7,720	368,090
Thermo Fisher Scientific, Inc. (a)	35,910	2,312,245

		$7,435,594

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 1.0%
Teck Resources Ltd., “B”	39,029	$1,983,723

Natural Gas – Distribution – 0.6%
AGL Resources, Inc.	29,370	$1,195,653

Natural Gas – Pipeline – 0.3%
Kinder Morgan, Inc.	20,990	$603,043

Network & Telecom – 1.0%
Cisco Systems, Inc.	26,690	$416,631
F5 Networks, Inc. (a)	10,680	1,177,470
Finisar Corp. (a)	22,620	407,839

		$2,001,940

Oil Services – 3.0%
Cameron International Corp. (a)	23,090	$1,161,196
Halliburton Co.	36,850	1,879,350
Schlumberger Ltd.	24,090	2,081,376
Transocean, Inc.	12,630	815,393

		$5,937,315

Other Banks & Diversified Financials – 3.0%
Citigroup, Inc.	62,605	$2,606,872
Discover Financial Services	33,520	896,660
Visa, Inc., “A”	30,400	2,561,504

		$6,065,036

Pharmaceuticals – 4.2%
Abbott Laboratories	56,390	$2,967,242
Hospira, Inc. (a)	12,630	715,616
Johnson & Johnson	22,000	1,463,440
Pfizer, Inc.	97,010	1,998,406
Teva Pharmaceutical Industries Ltd., ADR	28,480	1,373,306

		$8,518,010

Pollution Control – 0.6%
Republic Services, Inc.	39,210	$1,209,629

Railroad & Shipping – 0.9%
CSX Corp.	66,200	$1,735,764

Restaurants – 1.7%
McDonald’s Corp.	40,090	$3,380,389

Specialty Chemicals – 1.3%
Airgas, Inc.	36,150	$2,531,946

Specialty Stores – 2.8%
Abercrombie & Fitch Co., “A”	9,250	$619,010
Amazon.com, Inc. (a)	2,430	496,911
PetSmart, Inc.	30,680	1,391,952
Ross Stores, Inc.	9,970	798,796
Tiffany & Co.	18,980	1,490,310
Urban Outfitters, Inc. (a)	30,820	867,583

		$5,664,562

Telecommunications – Wireless – 0.3%
SBA Communications Corp. (a)	10,450	$399,086
Sprint Nextel Corp. (a)	40,970	220,828

		$619,914

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MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 2.3%
American Tower Corp., “A” (a)	18,430	$964,442
AT&T, Inc.	79,270	2,489,871
CenturyLink, Inc.	12,370	500,119
Verizon Communications, Inc.	19,160	713,327

		$4,667,759

Tobacco – 3.2%
Altria Group, Inc.	87,910	$2,321,703
Philip Morris International, Inc.	39,690	2,650,101
Reynolds American, Inc.	41,770	1,547,579

		$6,519,383

Trucking – 1.1%
Expeditors International of Washington, Inc.	42,250	$2,162,778

Utilities – Electric Power – 1.7%
AES Corp. (a)	78,930	$1,005,568
American Electric Power Co., Inc.	41,770	1,573,894
CMS Energy Corp.	42,950	845,686

		$3,425,148

Total Common Stocks (Identified Cost, $178,537,177)		$198,899,102

CONVERTIBLE PREFERRED STOCKS – 0.3%
Utilities – Electric Power – 0.3%
PPL Corp., 9.5% (Identified Cost, $558,777)	10,930	$610,987

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS PURCHASED – 0.0%
Specialty Stores – 0.0%
Best Buy Co., Inc. – September 2011 @ $33	339	$39,324

Construction – 0.0%
Lennar Corp., “A” – August 2011 @ $20	190	$4,560

Total Call Options Purchased (Premiums Paid, $49,471)		$43,884

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	1,288,227	$1,288,227

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	674,475	$674,475

Total Investments (Identified Cost, $181,108,127)		$201,516,675

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS WRITTEN – 0.0%
Lennar Corp., “A” – August 2011 @ $16 (Premiums Received, $11,780)	(190)	$(4,180)

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(631,190)

Net Assets – 100.0%		$200,881,305

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for written options. At June 30, 2011, the value of securities pledged amounted to $498,575.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $179,819,900)	$200,228,448
Underlying affiliated funds, at cost and value	1,288,227
Total investments, at value, including $674,577 of securities on loan (identified cost, $181,108,127)	$201,516,675
Restricted cash	2,866
Receivables for
Investments sold	1,063,523
Fund shares sold	144,034
Interest and dividends	208,956
Other assets	1,032
Total assets		$202,937,086
Liabilities
Payables for
Investments purchased	$1,066,722
Fund shares reacquired	218,164
Written options outstanding, at value (premiums received, $11,780)	4,180
Collateral for securities loaned, at value	674,475
Payable to affiliates
Investment adviser	8,366
Shareholder servicing costs	300
Distribution and/or service fees	286
Payable for independent Trustees’ compensation	236
Accrued expenses and other liabilities	83,052
Total liabilities		$2,055,781
Net assets		$200,881,305
Net assets consist of
Paid-in capital	$212,892,321
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	20,416,277
Accumulated net realized gain (loss) on investments and foreign currency transactions	(34,747,777)
Undistributed net investment income	2,320,484
Net assets		$200,881,305
Shares of beneficial interest outstanding		10,063,788

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$179,711,053	8,996,351	$19.98
Service Class	21,170,252	1,067,437	19.83

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$1,617,267
Interest	13,913
Dividends from underlying affiliated funds	855
Foreign taxes withheld	(12,453)
Total investment income		$1,619,582
Expenses
Management fee	$754,194
Distribution and/or service fees	26,008
Shareholder servicing costs	11,794
Administrative services fee	19,589
Independent Trustees’ compensation	4,118
Custodian fee	15,520
Shareholder communications	30,249
Auditing fees	24,602
Legal fees	1,727
Dividend and interest expense on securities sold short	4,341
Miscellaneous	8,072
Total expenses		$900,214
Fees paid indirectly	(6)
Reduction of expenses by investment adviser	(576)
Net expenses		$899,632
Net investment income		$719,950
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$11,061,987
Written option transactions	10,304
Securities sold short	(74,563)
Foreign currency transactions	(5,861)
Net realized gain (loss) on investments and foreign currency transactions		$10,991,867
Change in unrealized appreciation (depreciation)
Investments	$(1,931,095)
Written options	7,600
Securities sold short	57,701
Translation of assets and liabilities in foreign currencies	69
Net unrealized gain (loss) on investments and foreign currency translation		$(1,865,725)
Net realized and unrealized gain (loss) on investments and foreign currency		$9,126,142
Change in net assets from operations		$9,846,092

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$719,950	$1,602,546
Net realized gain (loss) on investments and foreign currency transactions	10,991,867	14,848,081
Net unrealized gain (loss) on investments and foreign currency translation	(1,865,725)	11,656,177
Change in net assets from operations	$9,846,092	$28,106,804
Distributions declared to shareholders
From net investment income	$—	$(1,762,583)
Change in net assets from fund share transactions	$(11,684,435)	$(21,049,435)
Total change in net assets	$(1,838,343)	$5,294,786
Net assets
At beginning of period	202,719,648	197,424,862
At end of period (including undistributed net investment income of $2,320,484 and $1,600,534, respectively)	$200,881,305	$202,719,648

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$19.04		$16.57	$12.90	$20.28	$18.04	$16.41
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.15	$0.15	$0.18	$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.87		2.47	3.72	(7.47)	2.28	1.59
Total from investment operations	$0.94		$2.62	$3.87	$(7.29)	$2.37	$1.71
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.20)	$(0.09)	$(0.13)	$(0.08)
Net asset value, end of period	$19.98		$19.04	$16.57	$12.90	$20.28	$18.04
Total return (%) (k)(r)(s)	4.94	(n)	15.90	30.54	(36.09)	13.20	10.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.89	0.90	0.88	0.88	0.90
Expenses after expense reductions (f)	0.87	(a)	0.89	0.90	0.88	0.88	0.89
Net investment income	0.74	(a)	0.86	1.05	1.04	0.46	0.71
Portfolio turnover	33		71	107	123	87	90
Net assets at end of period (000 omitted)	$179,711		$182,895	$180,229	$149,517	$281,339	$267,602
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.86	(a)	0.89	0.90	N/A	N/A	N/A

See Notes to Financial Statements

10

MFS Research Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$18.93		$16.48	$12.82	$20.16	$17.94	$16.33
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.10	$0.11	$0.13	$0.05	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.85		2.47	3.71	(7.42)	2.26	1.57
Total from investment operations	$0.90		$2.57	$3.82	$(7.29)	$2.31	$1.66
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.16)	$(0.05)	$(0.09)	$(0.05)
Net asset value, end of period	$19.83		$18.93	$16.48	$12.82	$20.16	$17.94
Total return (%) (k)(r)(s)	4.75	(n)	15.64	30.20	(36.25)	12.93	10.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.14	1.15	1.14	1.13	1.14
Expenses after expense reductions (f)	1.12	(a)	1.14	1.15	1.13	1.13	1.14
Net investment income	0.50	(a)	0.61	0.80	0.78	0.23	0.51
Portfolio turnover	33		71	107	123	87	90
Net assets at end of period (000 omitted)	$21,170		$19,825	$17,196	$12,951	$21,116	$16,674
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.11	(a)	1.14	1.15	N/A	N/A	N/A

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.82%. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have each been lower by approximately 0.60%.

See Notes to Financial Statements

11

MFS Research Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$199,553,973	$—	$—	$199,553,973
Mutual Funds	1,962,702	—	—	1,962,702
Total Investments	$201,516,675	$—	$—	$201,516,675

Written Options	$(4,180)	$—	$—	$(4,180)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$43,884	$—
Equity	Written Equity Options	—	(4,180)
Total		$43,884	$(4,180)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Investment Transactions (Purchased Options)	Written Options
Equity	$(11,408)	$10,304

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(5,587)	$7,600

13

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote put options and used the premium to purchase call options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Option Transactions

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	969	24,583
Options closed	—	—
Options exercised	(43)	(2,499)
Options expired	(736}	(10,304)
Outstanding, end of period	190	$11,780

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a

14

MFS Research Series

Notes to Financial Statements (unaudited) – continued

specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2011, this expense amounted to $4,341. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2011, the fund had no short sales outstanding.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

15

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$1,762,583

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$181,222,820
Gross appreciation	26,342,739
Gross depreciation	(6,048,884)
Net unrealized appreciation (depreciation)	$20,293,855
As of 12/31/10
Undistributed ordinary income	1,600,534
Capital loss carryforwards	(45,624,952)
Other temporary differences	(57,641)
Net unrealized appreciation (depreciation)	22,224,951

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$ (20,169,637)
12/31/17	(25,455,315)
Total	$(45,624,952)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$1,635,301
Service Class	—	127,282
Total	$—	$1,762,583

16

MFS Research Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $11,221, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $573.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0195% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $711 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $576, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $66,164,921 and $76,861,360, respectively.

17

MFS Research Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	533,095	$10,404,395	973,297	$16,519,125
Service Class	92,520	1,812,264	169,991	2,837,140
	625,615	$12,216,659	1,143,288	$19,356,265
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	91,154	$1,635,301
Service Class	—	—	7,123	127,282
	—	$—	98,277	$1,762,583
Shares reacquired
Initial Class	(1,143,284)	$(22,480,616)	(2,337,513)	$(39,290,944)
Service Class	(72,604)	(1,420,478)	(173,170)	(2,877,339)
	(1,215,888)	$(23,901,094)	(2,510,683)	$(42,168,283)
Net change
Initial Class	(610,189)	$(12,076,221)	(1,273,062)	$(21,136,518)
Service Class	19,916	391,786	3,944	87,083
	(590,273)	$(11,684,435)	(1,269,118)	$(21,049,435)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $958 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,282,271	22,441,168	(22,435,212)	1,288,227

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$855	$1,288,227

18

MFS Research Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

19

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

20

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

21

MFS® Research International Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VRI-SEM

MFS® RESEARCH INTERNATIONAL SERIES

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Research International Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	2.8%
Royal Dutch Shell PLC, “A”	2.5%
Rio Tinto Ltd.	2.2%
Roche Holding AG	2.2%
BNP Paribas	2.1%
Siemens AG	2.1%
HSBC Holdings PLC	1.9%
Linde AG	1.7%
Groupe Danone	1.7%
Vodafone Group PLC	1.7%

Currency exposure weightings (y)
Euro	31.1%
Japan	19.4%
United Kingdom	17.2%
Switzerland	9.7%
Hong Kong	5.0%
Australia	3.1%
United States	2.5%
India	2.4%
Sweden	1.9%
Other Countries	7.7%

Global equity sectors
Capital Goods	25.7%
Financial Services	23.7%
Energy	12.6%
Health Care	8.7%
Consumer Staples	8.1%
Consumer Cyclicals	7.7%
Technology	7.7%
Telecommunications/Cable Television	5.9%

Issuer country weightings (x)
Japan	19.4%
United Kingdom	17.2%
France	10.1%
Switzerland	9.8%
Germany	9.2%
Netherlands	6.0%
Australia	3.1%
Hong Kong	2.7%
India	2.4%
Other Countries	20.1%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	1.07%	$1,000.00	$1,065.11	$5.48
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36
Service Class	Actual	1.32%	$1,000.00	$1,064.78	$6.76
	Hypothetical (h)	1.32%	$1,000.00	$1,018.25	$6.61

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Research International Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 100.1%
Aerospace – 0.6%
Rolls Royce Holdings PLC	94,092	$974,034

Alcoholic Beverages – 1.5%
Heineken N.V.	42,584	$2,560,904

Apparel Manufacturers – 1.5%
Li & Fung Ltd.	302,000	$607,390
LVMH Moet Hennessy Louis Vuitton S.A.	10,436	1,878,100

		$2,485,490

Automotive – 3.7%
Bayerische Motoren Werke AG	23,127	$2,307,723
DENSO Corp.	41,200	1,529,701
GKN PLC	138,079	513,692
Honda Motor Co. Ltd.	44,700	1,722,898

		$6,074,014

Broadcasting – 1.6%
Nippon Television Network Corp.	7,410	$1,054,444
Publicis Groupe S.A. (l)	29,580	1,649,329

		$2,703,773

Brokerage & Asset Managers – 1.3%
BM&F Bovespa S.A.	16,700	$110,538
Deutsche Boerse AG	19,122	1,453,040
Nomura Holdings, Inc.	132,500	655,559

		$2,219,137

Business Services – 2.0%
Cognizant Technology Solutions Corp., “A” (a)	11,880	$871,279
Compass Group PLC	35,260	340,109
Mitsubishi Corp.	56,400	1,413,099
Nomura Research, Inc.	34,900	763,884

		$3,388,371

Chemicals – 0.8%
Monsanto Co.	7,380	$535,345
Nufarm Ltd. (a)	162,731	786,820

		$1,322,165

Computer Software – 0.8%
Dassault Systems S.A. (l)	14,989	$1,276,138

Computer Software – Systems – 2.3%
Acer, Inc.	694,978	$1,217,931
Canon, Inc.	21,700	1,034,804
Konica Minolta Holdings, Inc.	195,500	1,631,201

		$3,883,936

Conglomerates – 0.6%
Hutchison Whampoa Ltd.	87,000	$943,253

Consumer Products – 1.4%
Kimberly-Clark de Mexico S.A. de C.V., “A”	110,340	$726,019
Reckitt Benckiser Group PLC	29,531	1,630,416

		$2,356,435

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 3.8%
Legrand S.A.	13,456	$566,761
Schneider Electric S.A.	13,928	2,326,773
Siemens AG	25,126	3,450,533

		$6,344,067

Electronics – 1.5%
Samsung Electronics Co. Ltd.	1,400	$1,088,135
Taiwan Semiconductor Manufacturing Co. Ltd.	589,174	1,491,244

		$2,579,379

Energy – Independent – 2.5%
Bankers Petroleum Ltd. (a)	71,736	$511,736
Cairn Energy PLC (a)	72,007	479,375
INPEX Corp.	325	2,399,387
Reliance Industries Ltd.	40,188	810,219

		$4,200,717

Energy – Integrated – 5.0%
BG Group PLC	65,050	$1,476,245
BP PLC	358,280	2,637,338
Royal Dutch Shell PLC, “A”	118,112	4,204,529

		$8,318,112

Engineering – Construction – 2.2%
JGC Corp.	70,000	$1,917,055
Keppel Corp. Ltd.	109,900	994,405
Outotec Oyj	11,805	671,065

		$3,582,525

Food & Beverages – 4.4%
Groupe Danone	37,046	$2,764,009
Nestle S.A.	73,731	4,582,153

		$7,346,162

Food & Drug Stores – 2.1%
Lawson, Inc.	31,500	$1,654,384
Tesco PLC	273,305	1,763,337

		$3,417,721

Gaming & Lodging – 0.9%
MGM China Holdings Ltd. (a)	76,800	$141,329
Sands China Ltd. (a)	504,000	1,373,238

		$1,514,567

Insurance – 4.5%
AIA Group Ltd. (a)	127,000	$442,009
Amlin PLC	43,273	282,041
China Pacific Insurance Co. Ltd.	138,200	575,271
Hiscox Ltd.	100,270	674,129
ING Groep N.V. (a)	209,377	2,577,498
SNS REAAL Groep N.V. (a)	121,521	542,593
Swiss Re Ltd.	41,025	2,303,646

		$7,397,187

4

MFS Research International Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 2.8%
BEML Ltd.	16,545	$214,740
Glory Ltd.	53,300	1,199,742
Joy Global, Inc.	6,390	608,584
MAN SE	6,083	811,203
Schindler Holding AG	11,457	1,392,692
Sinotruk Hong Kong Ltd.	496,500	348,014

		$4,574,975

Major Banks – 11.8%
Barclays PLC	355,232	$1,462,098
BNP Paribas	44,831	3,460,571
Credit Suisse Group AG	47,499	1,847,419
Erste Group Bank AG	29,652	1,554,444
HSBC Holdings PLC	318,832	3,164,413
Julius Baer Group Ltd.	25,649	1,059,518
KBC Group N.V. (l)	24,875	977,564
Mitsubishi UFJ Financial Group, Inc.	154,100	750,201
Standard Chartered PLC	73,169	1,923,547
Sumitomo Mitsui Financial Group, Inc.	53,700	1,652,668
Westpac Banking Corp.	76,330	1,831,017

		$19,683,460

Medical & Health Technology & Services – 2.4%
Diagnosticos da America S.A.	54,800	$737,385
Miraca Holdings, Inc.	43,400	1,760,753
Rhoen-Klinikum AG	59,794	1,442,859

		$3,940,997

Medical Equipment – 0.8%
Sonova Holding AG	6,110	$570,485
Synthes, Inc. (n)	4,750	835,593

		$1,406,078

Metals & Mining – 4.6%
Iluka Resources Ltd.	78,818	$1,429,864
Rio Tinto Ltd.	50,030	3,605,678
Steel Authority of India Ltd.	112,583	346,846
Sumitomo Metal Industries Ltd.	189,000	425,093
Teck Resources Ltd., “B”	36,237	1,841,814

		$7,649,295

Natural Gas – Distribution – 0.8%
Tokyo Gas Co. Ltd.	292,000	$1,320,907

Network & Telecom – 1.1%
Ericsson, Inc., “B”	125,861	$1,814,729

Oil Services – 0.9%
AMEC PLC	37,910	$661,979
Technip	7,210	772,981

		$1,434,960

Other Banks & Diversified Financials – 5.3%
Aeon Credit Service Co. Ltd.	72,500	$988,821
Banco Santander Brasil S.A., ADR	93,730	1,097,578
China Construction Bank	1,268,780	1,056,035
HDFC Bank Ltd., ADR	5,530	975,437
ICICI Bank Ltd.	68,680	1,683,411

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Komercni Banka A.S.	4,422	$1,078,405
Sberbank of Russia	365,470	1,344,930
United Overseas Bank Ltd.	41,000	658,724

		$8,883,341

Pharmaceuticals – 5.5%
Bayer AG	22,962	$1,846,060
Roche Holding AG	21,516	3,600,715
Sanofi-Aventis	25,830	2,076,636
Santen, Inc.	40,600	1,650,411

		$9,173,822

Precious Metals & Minerals – 0.7%
Newcrest Mining Ltd.	27,915	$1,133,085

Railroad & Shipping – 0.5%
East Japan Railway Co.	14,900	$856,215

Real Estate – 0.8%
GSW Immobilien AG (a)	13,817	$473,868
Hang Lung Properties Ltd.	224,000	927,803

		$1,401,671

Specialty Chemicals – 4.3%
Akzo Nobel N.V.	42,978	$2,711,116
Chugoku Marine Paints Ltd.	58,000	453,164
Linde AG	16,048	2,813,585
Nippon Paint Co. Ltd.	63,000	504,838
Symrise AG	19,688	627,541

		$7,110,244

Specialty Stores – 1.6%
Hennes & Mauritz AB, “B”	40,440	$1,394,417
Industria de Diseno Textil S.A.	13,570	1,236,599

		$2,631,016

Telecommunications – Wireless – 3.0%
KDDI Corp.	257	$1,849,141
Tim Participacoes S.A., ADR	6,670	328,231
Vodafone Group PLC	1,038,572	2,755,315

		$4,932,687

Telephone Services – 2.9%
China Unicom Ltd.	898,000	$1,818,412
Royal KPN N.V.	111,535	1,622,277
Telecom Italia S.p.A.	339,528	472,426
Telecom Italia S.p.A.	746,696	868,964

		$4,782,079

Tobacco – 0.8%
Japan Tobacco, Inc.	334	$1,288,983

Trucking – 1.1%
Yamato Holdings Co. Ltd.	116,500	$1,829,849

Utilities – Electric Power – 3.4%
CEZ AS	24,314	$1,251,143
Energias de Portugal S.A.	509,127	1,808,122
Fortum Corp.	49,147	1,423,272

5

MFS Research International Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Red Electrica de Espana	9,829	$593,303
Tractebel Energia S.A.	32,820	578,317

		$5,654,157

Total Common Stocks (Identified Cost, $158,464,130)		$166,390,637

MONEY MARKET FUNDS (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	5	$5

COLLATERAL FOR SECURITIES LOANED – 1.8%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	2,947,319	$2,947,319

Total Investments (Identified Cost, $161,411,454)		$169,337,961

OTHER ASSETS, LESS LIABILITIES – (1.9)%		(3,221,302)

Net Assets – 100.0%		$166,116,659

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $835,593, representing 0.5% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

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MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $161,411,449)	$169,337,956
Underlying affiliated funds, at cost and value	5
Total investments, at value, including $2,852,838 of securities on loan (identified cost, $161,411,454)	$169,337,961
Foreign currency, at value (identified cost, $173,186)	174,233
Receivables for
Investments sold	5,213,853
Fund shares sold	1,615
Interest and dividends	776,683
Other assets	981
Total assets		$175,505,326
Liabilities
Payable to custodian	$1,760,193
Payables for
Investments purchased	3,888,099
Fund shares reacquired	669,933
Collateral for securities loaned, at value	2,947,319
Payable to affiliates
Investment adviser	8,238
Shareholder servicing costs	209
Distribution and/or service fees	484
Payable for independent Trustees’ compensation	806
Accrued expenses and other liabilities	113,386
Total liabilities		$9,388,667
Net assets		$166,116,659
Net assets consist of
Paid-in capital	$177,377,748
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	7,933,708
Accumulated net realized gain (loss) on investments and foreign currency transactions	(24,507,849)
Undistributed net investment income	5,313,052
Net assets		$166,116,659
Shares of beneficial interest outstanding		12,554,822

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$130,088,477	9,814,986	$13.25
Service Class	36,028,182	2,739,836	13.15

See Notes to Financial Statements

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MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$4,101,770
Interest	102,156
Dividends from underlying affiliated funds	996
Foreign taxes withheld	(424,831)
Total investment income		$3,780,091
Expenses
Management fee	$841,588
Distribution and/or service fees	49,348
Shareholder servicing costs	10,797
Administrative services fee	18,574
Independent Trustees’ compensation	2,908
Custodian fee	68,327
Shareholder communications	22,107
Auditing fees	27,213
Legal fees	1,579
Miscellaneous	12,268
Total expenses		$1,054,709
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(541)
Net expenses		$1,054,166
Net investment income		$2,725,925
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$13,210,119
Foreign currency transactions	(8,551)
Net realized gain (loss) on investments and foreign currency transactions		$13,201,568
Change in unrealized appreciation (depreciation)
Investments	$(4,140,699)
Translation of assets and liabilities in foreign currencies	(6,158)
Net unrealized gain (loss) on investments and foreign currency translation		$(4,146,857)
Net realized and unrealized gain (loss) on investments and foreign currency		$9,054,711
Change in net assets from operations		$11,780,636

See Notes to Financial Statements

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MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$2,725,925	$2,675,705
Net realized gain (loss) on investments and foreign currency transactions	13,201,568	(817,258)
Net unrealized gain (loss) on investments and foreign currency translation	(4,146,857)	15,512,104
Change in net assets from operations	$11,780,636	$17,370,551
Distributions declared to shareholders
From net investment income	$—	$(2,782,073)
Change in net assets from fund share transactions	$(33,231,259)	$(7,280,966)
Total change in net assets	$(21,450,623)	$7,307,512
Net assets
At beginning of period	187,567,282	180,259,770
At end of period (including undistributed net investment income of $5,313,052 and $2,587,127, respectively)	$166,116,659	$187,567,282

See Notes to Financial Statements

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MFS Research International Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$12.44		$11.40	$8.89	$16.12	$14.44	$11.84
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.18	$0.17	$0.25	$0.17	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		1.03	2.51	(6.82)	1.67	2.85
Total from investment operations	$0.81		$1.21	$2.68	$(6.57)	$1.84	$3.03
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.17)	$(0.10)	$—	$(0.13)
From net realized gain on investments	—		—	—	(0.56)	(0.16)	(0.30)
Total distributions declared to shareholders	$—		$(0.17)	$(0.17)	$(0.66)	$(0.16)	$(0.43)
Net asset value, end of period	$13.25		$12.44	$11.40	$8.89	$16.12	$14.44
Total return (%) (k)(r)(s)	6.51	(n)	10.81	30.86	(42.39)	12.82	25.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.15	1.23	1.35	1.56	2.77
Expenses after expense reductions (f)	1.07	(a)	1.10	1.10	1.10	1.10	1.10
Net investment income	2.98	(a)(l)	1.60	1.78	2.06	1.14	1.36
Portfolio turnover	26		61	92	77	64	130
Net assets at end of period (000 omitted)	$130,088		$145,085	$146,044	$115,944	$81,987	$32,437

See Notes to Financial Statements

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MFS Research International Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$12.35		$11.33	$8.83	$16.02	$14.39	$11.83
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.14	$0.15	$0.25	$0.16	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		1.03	2.49	(6.81)	1.63	2.91
Total from investment operations	$0.80		$1.17	$2.64	$(6.56)	$1.79	$2.97
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.14)	$(0.07)	$—	$(0.11)
From net realized gain on investments	—		—	—	(0.56)	(0.16)	(0.30)
Total distributions declared to shareholders	$—		$(0.15)	$(0.14)	$(0.63)	$(0.16)	$(0.41)
Net asset value, end of period	$13.15		$12.35	$11.33	$8.83	$16.02	$14.39
Total return (%) (k)(r)(s)	6.48	(n)	10.48	30.57	(42.52)	12.52	25.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.40	1.49	1.58	1.81	2.86
Expenses after expense reductions (f)	1.32	(a)	1.35	1.35	1.35	1.35	1.35
Net investment income	2.65	(a)(l)	1.27	1.56	2.01	1.03	0.41
Portfolio turnover	26		61	92	77	64	130
Net assets at end of period (000 omitted)	$36,028		$42,482	$34,215	$22,000	$29,238	$13,707

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

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MFS Research International Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

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MFS Research International Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,441,985	$30,865,220	$—	$32,307,205
United Kingdom	28,548,275	—	—	28,548,275
France	16,771,299	—	—	16,771,299
Switzerland	16,192,220	—	—	16,192,220
Germany	15,226,411	—	—	15,226,411
Netherlands	10,014,388	—	—	10,014,388
Australia	—	5,180,786	—	5,180,786
Hong Kong	141,328	4,293,692	—	4,435,020
India	1,190,177	2,840,477	—	4,030,654
Other Countries	24,436,207	9,248,172	—	33,684,379
Mutual Funds	2,947,324	—	—	2,947,324
Total Investments	$116,909,614	$52,428,347	$—	$169,337,961

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $41,610,052 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

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MFS Research International Series

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$2,782,073

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$162,558,469
Gross appreciation	15,581,413
Gross depreciation	(8,801,921)
Net unrealized appreciation (depreciation)	$6,779,492

As of 12/31/10
Undistributed ordinary income	2,591,844
Capital loss carryforwards	(36,562,402)
Other temporary differences	8,642
Net unrealized appreciation (depreciation)	10,920,191

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(31,373,068)
12/31/17	(3,004,405)
12/31/18	(2,184,929)
Total	$(36,562,402)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per

14

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$2,316,559
Service Class	—	465,514
Total	$—	$2,782,073

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 1.10% of average daily net assets for the Initial Class shares and 1.35% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. For the six months ended June 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $10,445, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $352.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0199% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $668 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed

15

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

to reimburse the fund for a portion of the payments made by the fund in the amount of $541, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $48,590,006 and $77,834,189, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	656,703	$8,426,083	1,581,983	$17,741,458
Service Class	217,293	2,795,474	2,142,666	23,508,973
	873,996	$11,221,557	3,724,649	$41,250,431
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	205,551	$2,316,559
Service Class	—	—	41,527	465,514
	—	$—	247,078	$2,782,073
Shares reacquired
Initial Class	(2,508,186)	$(32,712,495)	(2,935,655)	$(31,859,343)
Service Class	(916,798)	(11,740,321)	(1,765,813)	(19,454,127)
	(3,424,984)	$(44,452,816)	(4,701,468)	$(51,313,470)
Net change
Initial Class	(1,851,483)	$(24,286,412)	(1,148,121)	$(11,801,326)
Service Class	(699,505)	(8,944,847)	418,380	4,520,360
	(2,550,988)	$(33,231,259)	(729,741)	$(7,280,966)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $888 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	208,772	19,074,657	(19,283,424)	5

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$996	$5

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MFS Research International Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

17

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

18

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

19

MFS® Growth Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VEG-SEM

MFS® GROWTH SERIES

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	5.1%
Danaher Corp.	3.2%
EMC Corp.	3.0%
Oracle Corp.	2.9%
Google, Inc., “A”	2.4%
Qualcomm, Inc.	2.1%
American Tower Corp., “A”	2.0%
Precision Castparts Corp.	1.8%
Thermo Fisher Scientific, Inc.	1.8%
Viacom, Inc., “B”	1.7%

Equity sectors
Technology	24.9%
Health Care	11.5%
Energy	9.4%
Industrial Goods & Services	9.3%
Retailing	8.5%
Leisure	8.3%
Consumer Staples	6.5%
Special Products & Services	5.0%
Financial Services	5.0%
Basic Materials	4.2%
Autos & Housing	2.3%
Transportation	2.2%
Utilities & Communications	2.0%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.83%	$1,000.00	$1,046.17	$4.21
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
Service Class	Actual	1.08%	$1,000.00	$1,044.91	$5.48
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 4.0%
Goodrich Corp.	40,645	$3,881,594
Honeywell International, Inc.	130,600	7,782,454
Precision Castparts Corp.	61,525	10,130,091

		$21,794,139

Alcoholic Beverages – 1.0%
Diageo PLC	271,850	$5,554,174

Apparel Manufacturers – 1.0%
LVMH Moet Hennessy Louis Vuitton S.A.	13,040	$2,346,725
NIKE, Inc., “B”	19,996	1,799,240
Phillips-Van Heusen Corp.	18,300	1,198,101

		$5,344,066

Automotive – 1.1%
Johnson Controls, Inc.	141,960	$5,914,054

Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc. (a)	83,340	$3,919,480
Celgene Corp. (a)	63,380	3,823,082

		$7,742,562

Broadcasting – 4.1%
Discovery Communications, Inc., “A” (a)	56,490	$2,313,830
Interpublic Group of Cos., Inc.	306,460	3,830,750
Viacom, Inc., “B”	185,660	9,468,660
Walt Disney Co.	175,860	6,865,574

		$22,478,814

Brokerage & Asset Managers – 1.9%
Affiliated Managers Group, Inc. (a)	71,420	$7,245,559
Blackrock, Inc.	15,526	2,978,042

		$10,223,601

Business Services – 4.1%
Accenture PLC, “A”	96,030	$5,802,133
Cognizant Technology Solutions Corp., “A” (a)	78,390	5,749,123
FleetCor Technologies, Inc. (a)	46,060	1,365,218
Jones Lang LaSalle, Inc.	42,280	3,987,004
MSCI, Inc., “A” (a)	38,380	1,446,158
Verisk Analytics, Inc., “A”	128,370	4,444,169

		$22,793,805

Cable TV – 1.3%
Comcast Corp., “Special A”	182,770	$4,428,517
DIRECTV, “A” (a)	54,210	2,754,952

		$7,183,469

Chemicals – 2.5%
Celanese Corp.	85,230	$4,543,611
Ecolab, Inc.	61,700	3,478,646
Monsanto Co.	77,120	5,594,285

		$13,616,542

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 7.7%
Autodesk, Inc. (a)	139,810	$5,396,666
Check Point Software Technologies Ltd. (a)	139,360	7,922,616
Intuit, Inc. (a)	79,980	4,147,763
Oracle Corp.	485,640	15,982,412
Red Hat, Inc. (a)	72,160	3,312,144
Salesforce.com, Inc. (a)	11,150	1,661,127
VeriSign, Inc.	114,823	3,841,978

		$42,264,706

Computer Software – Systems – 9.8%
Apple, Inc. (a)	83,908	$28,165,398
EMC Corp. (a)	597,280	16,455,064
International Business Machines Corp.	46,290	7,941,050
Verifone Systems, Inc.	28,390	1,259,097

		$53,820,609

Construction – 1.2%
Owens Corning (a)	90,550	$3,382,043
Stanley Black & Decker, Inc.	44,090	3,176,685

		$6,558,728

Consumer Products – 1.3%
Avon Products, Inc.	77,700	$2,175,600
Colgate-Palmolive Co.	55,170	4,822,410

		$6,998,010

Consumer Services – 0.9%
Priceline.com, Inc. (a)	6,510	$3,332,664
Sotheby’s	41,960	1,825,260

		$5,157,924

Electrical Equipment – 3.2%
Danaher Corp.	333,730	$17,684,353

Electronics – 2.6%
Advanced Micro Devices, Inc. (a)	256,804	$1,795,060
Agilent Technologies, Inc. (a)	64,460	3,294,551
ASML Holding N.V.	89,101	3,293,173
Broadcom Corp., “A”	99,750	3,355,590
First Solar, Inc. (a)(l)	12,230	1,617,662
JDS Uniphase Corp. (a)	42,480	707,717

		$14,063,753

Energy – Independent – 4.2%
Apache Corp.	20,326	$2,508,025
EOG Resources, Inc.	47,760	4,993,308
Newfield Exploration Co. (a)	33,250	2,261,665
Noble Energy, Inc.	47,270	4,236,810
Occidental Petroleum Corp.	88,310	9,187,772

		$23,187,580

Energy – Integrated – 0.2%
EQT Corp.	25,980	$1,364,470

4

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Engineering – Construction – 1.2%
Fluor Corp.	98,120	$6,344,439

Food & Beverages – 3.2%
Coca-Cola Co.	90,470	$6,087,726
Green Mountain Coffee Roasters, Inc. (a)	30,610	2,732,249
Groupe Danone	39,819	2,970,904
Mead Johnson Nutrition Co., “A”	85,630	5,784,307

		$17,575,186

Gaming & Lodging – 0.9%
Carnival Corp.	44,940	$1,691,092
Las Vegas Sands Corp. (a)	27,570	1,163,730
Wynn Resorts Ltd.	14,020	2,012,431

		$4,867,253

General Merchandise – 3.4%
Costco Wholesale Corp.	63,620	$5,168,489
Dollar General Corp. (a)	65,720	2,227,251
Kohl’s Corp.	80,840	4,042,808
Target Corp.	159,300	7,472,763

		$18,911,311

Health Maintenance Organizations – 0.7%
WellPoint, Inc.	52,020	$4,097,615

Internet – 2.7%
Google, Inc., “A” (a)	25,670	$12,998,775
LinkedIn Corp., “A” (a)(l)	21,610	1,946,845

		$14,945,620

Machinery & Tools – 0.6%
Joy Global, Inc.	15,080	$1,436,219
Polypore International, Inc. (a)	25,390	1,722,458

		$3,158,677

Major Banks – 1.0%
Goldman Sachs Group, Inc.	20,570	$2,737,661
JPMorgan Chase & Co.	66,560	2,724,966

		$5,462,627

Medical & Health Technology & Services – 3.3%
AmerisourceBergen Corp.	124,080	$5,136,912
Cerner Corp. (a)	51,270	3,133,110
Express Scripts, Inc. (a)	95,190	5,138,356
IDEXX Laboratories, Inc. (a)	22,070	1,711,749
Stericycle, Inc.	35,300	3,145,936

		$18,266,063

Medical Equipment – 3.8%
Becton, Dickinson & Co.	46,597	$4,015,263
Cooper Cos., Inc.	17,700	1,402,548
Covidien PLC	101,680	5,412,426
Thermo Fisher Scientific, Inc. (a)	156,630	10,085,406

		$20,915,643

Metals & Mining – 0.2%
Teck Resources Ltd., “B”	23,000	$1,167,020

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 2.1%
Qualcomm, Inc.	202,480	$11,498,839

Oil Services – 5.0%
Cameron International Corp. (a)	137,510	$6,915,378
Dresser-Rand Group, Inc. (a)	56,260	3,023,975
FMC Technologies, Inc. (a)	30,830	1,380,876
Halliburton Co.	88,280	4,502,280
National Oilwell Varco, Inc.	46,150	3,609,392
Schlumberger Ltd.	91,080	7,869,312

		$27,301,213

Other Banks & Diversified Financials – 2.1%
MasterCard, Inc., “A”	22,700	$6,840,418
Visa, Inc., “A”	53,367	4,496,703

		$11,337,121

Pharmaceuticals – 2.3%
Abbott Laboratories	95,930	$5,047,837
Allergan, Inc.	38,890	3,237,593
Teva Pharmaceutical Industries Ltd., ADR	91,300	4,402,486

		$12,687,916

Pollution Control – 0.3%
Republic Services, Inc.	56,020	$1,728,217

Printing & Publishing – 0.6%
Moody’s Corp.	85,310	$3,271,639

Railroad & Shipping – 1.3%
CSX Corp.	128,400	$3,366,648
Kansas City Southern Co. (a)	66,330	3,935,359

		$7,302,007

Restaurants – 1.4%
McDonald’s Corp.	48,940	$4,126,621
Starbucks Corp.	91,910	3,629,526

		$7,756,147

Specialty Chemicals – 1.5%
Airgas, Inc.	40,250	$2,819,110
Praxair, Inc.	47,820	5,183,210

		$8,002,320

Specialty Stores – 4.1%
Abercrombie & Fitch Co., “A”	37,060	$2,480,055
Amazon.com, Inc. (a)	40,370	8,255,261
Industria de Diseno Textil S.A.	19,519	1,778,716
PetSmart, Inc.	41,920	1,901,910
Ross Stores, Inc.	41,100	3,292,932
Tiffany & Co.	42,880	3,366,938
Urban Outfitters, Inc. (a)	43,240	1,217,206

		$22,293,018

Telephone Services – 2.0%
American Tower Corp., “A” (a)	209,663	$10,971,665

Tobacco – 1.0%
Philip Morris International, Inc.	80,680	$5,387,004

5

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 0.9%
Expeditors International of Washington, Inc.	92,150	$4,717,159

Total Common Stocks (Identified Cost, $452,386,821)		$543,711,078

MONEY MARKET FUNDS (v) – 1.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	5,458,161	$5,458,161

COLLATERAL FOR SECURITIES LOANED – 0.5%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	2,602,221	$2,602,221

Total Investments (Identified Cost, $460,447,203)		$551,771,460

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(3,156,314)

Net Assets – 100.0%		$548,615,146

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $454,989,042)	$546,313,299
Underlying affiliated funds, at cost and value	5,458,161
Total investments, at value, including $2,607,764 of securities on loan (identified cost, $460,447,203)	$551,771,460
Receivables for
Investments sold	6,864,703
Fund shares sold	835,800
Interest and dividends	349,900
Other assets	2,327
Total assets		$559,824,190
Liabilities
Payables for
Investments purchased	$7,502,151
Fund shares reacquired	960,971
Collateral for securities loaned, at value	2,602,221
Payable to affiliates
Investment adviser	22,709
Shareholder servicing costs	635
Distribution and/or service fees	634
Payable for independent Trustees’ compensation	2,671
Accrued expenses and other liabilities	117,052
Total liabilities		$11,209,044
Net assets		$548,615,146
Net assets consist of
Paid-in capital	$504,733,075
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	91,324,584
Accumulated net realized gain (loss) on investments and foreign currency transactions	(48,635,101)
Undistributed net investment income	1,192,588
Net assets		$548,615,146
Shares of beneficial interest outstanding		21,274,908

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$501,555,507	19,419,009	$25.83
Service Class	47,059,639	1,855,899	25.36

See Notes to Financial Statements

7

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$2,621,251
Interest	23,635
Dividends from underlying affiliated funds	10,273
Foreign taxes withheld	(27,218)
Total investment income		$2,627,941
Expenses
Management fee	$2,091,481
Distribution and/or service fees	58,139
Shareholder servicing costs	32,127
Administrative services fee	45,265
Independent Trustees’ compensation	9,598
Custodian fee	34,604
Shareholder communications	55,922
Auditing fees	24,602
Legal fees	4,570
Miscellaneous	14,346
Total expenses		$2,370,654
Fees paid indirectly	(13)
Reduction of expenses by investment adviser	(1,590)
Net expenses		$2,369,051
Net investment income		$258,890
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$33,246,549
Foreign currency transactions	(15,242)
Net realized gain (loss) on investments and foreign currency transactions		$33,231,307
Change in unrealized appreciation (depreciation)
Investments	$(8,528,512)
Translation of assets and liabilities in foreign currencies	(2,061)
Net unrealized gain (loss) on investments and foreign currency translation		$(8,530,573)
Net realized and unrealized gain (loss) on investments and foreign currency		$24,700,734
Change in net assets from operations		$24,959,624

See Notes to Financial Statements

8

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$258,890	$1,150,455
Net realized gain (loss) on investments and foreign currency transactions	33,231,307	41,498,031
Net unrealized gain (loss) on investments and foreign currency translation	(8,530,573)	30,240,826
Change in net assets from operations	$24,959,624	$72,889,312
Distributions declared to shareholders
From net investment income	$—	$(550,091)
Change in net assets from fund share transactions	$(23,002,999)	$(55,829,691)
Total change in net assets	$1,956,625	$16,509,530
Net assets
At beginning of period	546,658,521	530,148,991
At end of period (including undistributed net investment income of $1,192,588 and $933,698, respectively)	$548,615,146	$546,658,521

See Notes to Financial Statements

9

MFS Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$24.69		$21.43	$15.62	$25.01	$20.64	$19.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.05	$0.03	$0.05	$0.05	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.13		3.24	5.83	(9.39)	4.32	1.54
Total from investment operations	$1.14		$3.29	$5.86	$(9.34)	$4.37	$1.51
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.05)	$(0.05)	$—	$—
Net asset value, end of period	$25.83		$24.69	$21.43	$15.62	$25.01	$20.64
Total return (%) (k)(r)(s)	4.62	(n)	15.34	37.67	(37.42)	21.17	7.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.85	0.86	0.84	0.87	0.87
Expenses after expense reductions (f)	0.83	(a)	0.85	0.86	0.84	0.87	0.87
Net investment income (loss)	0.11	(a)	0.24	0.14	0.25	0.20	(0.14)
Portfolio turnover	41		100	100	129	84	127
Net assets at end of period (000 omitted)	$501,556		$503,497	$498,288	$389,813	$711,418	$667,776

See Notes to Financial Statements

10

MFS Growth Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010		2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$24.27		$21.10		$15.37	$24.61	$20.36	$18.92
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.00	(w)	$(0.02)	$0.00 (w)	$(0.01)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	1.11		3.17		5.76	(9.24)	4.26	1.51
Total from investment operations	$1.09		$3.17		$5.74	$(9.24)	$4.25	$1.44
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.01)	$—	$—	$—
Net asset value, end of period	$25.36		$24.27		$21.10	$15.37	$24.61	$20.36
Total return (%) (k)(r)(s)	4.49	(n)	15.02		37.33	(37.55)	20.87	7.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.10		1.10	1.09	1.12	1.12
Expenses after expense reductions (f)	1.08	(a)	1.10		1.10	1.08	1.12	1.12
Net investment income (loss)	(0.13	)(a)	0.02		(0.11)	0.01	(0.05)	(0.39)
Portfolio turnover	41		100		100	129	84	127
Net assets at end of period (000 omitted)	$47,060		$43,161		$31,861	$18,684	$30,698	$34,595

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

MFS Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$543,711,078	$—	$—	$543,711,078
Mutual Funds	8,060,382	—	—	8,060,382
Total Investments	$551,771,460	$—	$—	$551,771,460

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no

13

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, wash sale loss deferrals and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$550,091

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$461,677,909
Gross appreciation	95,190,408
Gross depreciation	(5,096,857)
Net unrealized appreciation (depreciation)	$90,093,551

As of 12/31/10
Undistributed ordinary income	933,698
Capital loss carryforwards	(80,449,076)
Other temporary differences	(184,238)
Net unrealized appreciation (depreciation)	98,622,063

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(52,541,803)
12/31/17	(27,907,273)
Total	$(80,449,076)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$550,091

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

14

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $31,128, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $999.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,963 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,590, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $226,075,470 and $235,799,791, respectively.

15

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,343,178	$34,078,406	2,960,888	$65,574,689
Service Class	475,772	11,842,260	686,815	14,790,994
	1,818,950	$45,920,666	3,647,703	$80,365,683
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	23,650	$550,091
Shares reacquired
Initial Class	(2,317,712)	$(58,985,299)	(5,842,314)	$(127,766,833)
Service Class	(398,348)	(9,938,366)	(418,686)	(8,978,632)
	(2,716,060)	$(68,923,665)	(6,261,000)	$(136,745,465)
Net change
Initial Class	(974,534)	$(24,906,893)	(2,857,776)	$(61,642,053)
Service Class	77,424	1,903,894	268,129	5,812,362
	(897,110)	$(23,002,999)	(2,589,647)	$(55,829,691)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $2,568 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,944,359	86,791,216	(91,277,414)	5,458,161

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,273	$5,458,161

16

MFS Growth Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

17

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

18

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

19

MFS® Investors Trust Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VGI-SEM

MFS® INVESTORS TRUST SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Investors Trust Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.9%
Oracle Corp.	2.8%
JPMorgan Chase & Co.	2.5%
Danaher Corp.	2.4%
EMC Corp.	2.3%
United Technologies Corp.	2.2%
Walt Disney Co.	2.2%
Procter & Gamble Co.	2.0%
Abbott Laboratories	1.9%
Chevron Corp.	1.8%

Equity sectors
Financial Services	18.7%
Technology	15.2%
Energy	12.1%
Health Care	11.5%
Consumer Staples	11.0%
Industrial Goods & Services	5.7%
Retailing	5.6%
Basic Materials	5.0%
Utilities & Communications	4.6%
Autos & Housing	3.7%
Leisure	3.4%
Transportation	1.5%
Special Products & Services	1.1%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Trust Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.82%	$1,000.00	$1,052.40	$4.17
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
Service Class	Actual	1.07%	$1,000.00	$1,050.63	$5.44
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Investors Trust Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 2.2%
United Technologies Corp.	160,950	$14,245,685

Alcoholic Beverages – 2.3%
Diageo PLC	282,195	$5,765,533
Heineken N.V.	150,728	9,064,436

		$14,829,969

Apparel Manufacturers – 2.2%
LVMH Moet Hennessy Louis Vuitton S.A.	34,916	$6,283,608
NIKE, Inc., “B”	84,630	7,615,007

		$13,898,615

Automotive – 1.0%
Bayerische Motoren Werke AG	61,388	$6,125,589

Biotechnology – 1.1%
Gilead Sciences, Inc. (a)	163,230	$6,759,354

Broadcasting – 3.2%
Viacom, Inc., “B”	129,120	$6,585,120
Walt Disney Co.	358,610	14,000,134

		$20,585,254

Brokerage & Asset Managers – 3.0%
Blackrock, Inc.	32,995	$6,328,771
Charles Schwab Corp.	261,530	4,302,169
Franklin Resources, Inc.	63,180	8,294,902

		$18,925,842

Business Services – 1.1%
Accenture PLC, “A”	121,650	$7,350,093

Chemicals – 2.6%
3M Co.	101,880	$9,663,318
Celanese Corp.	76,260	4,065,421
Monsanto Co.	36,100	2,618,694

		$16,347,433

Computer Software – 4.2%
Check Point Software Technologies Ltd. (a)	101,270	$5,757,200
Oracle Corp.	545,070	17,938,254
VeriSign, Inc.	93,760	3,137,210

		$26,832,664

Computer Software – Systems – 6.0%
Apple, Inc. (a)	54,770	$18,384,646
EMC Corp. (a)	523,670	14,427,109
International Business Machines Corp.	33,570	5,758,934

		$38,570,689

Construction – 2.7%
Owens Corning (a)	158,470	$5,918,854
Sherwin-Williams Co.	81,930	6,871,469
Stanley Black & Decker, Inc.	61,990	4,466,379

		$17,256,702

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 4.3%
Colgate-Palmolive Co.	72,080	$6,300,513
Procter & Gamble Co.	203,000	12,904,710
Reckitt Benckiser Group PLC	149,682	8,263,990

		$27,469,213

Electrical Equipment – 2.4%
Danaher Corp.	293,750	$15,565,813

Electronics – 1.9%
ASML Holding N.V.	61,223	$2,262,802
Microchip Technology, Inc.	207,730	7,875,044
Samsung Electronics Co. Ltd., GDR	5,992	2,322,499

		$12,460,345

Energy – Independent – 3.2%
Apache Corp.	51,860	$6,399,005
EOG Resources, Inc.	53,440	5,587,152
Occidental Petroleum Corp.	80,090	8,332,564

		$20,318,721

Energy – Integrated – 5.0%
Chevron Corp.	114,460	$11,771,066
Exxon Mobil Corp.	99,810	8,122,538
Hess Corp.	98,800	7,386,288
QEP Resources, Inc.	117,650	4,921,299

		$32,201,191

Engineering – Construction – 1.1%
Fluor Corp.	113,310	$7,326,625

Food & Beverages – 2.7%
General Mills, Inc.	103,330	$3,845,943
Groupe Danone	71,219	5,313,664
PepsiCo, Inc.	115,351	8,124,171

		$17,283,778

Gaming & Lodging – 0.2%
Ladbrokes PLC	626,249	$1,531,771

General Merchandise – 2.8%
Kohl’s Corp.	133,350	$6,668,834
Nordstrom, Inc.	40,110	1,882,763
Target Corp.	204,720	9,603,415

		$18,155,012

Insurance – 2.3%
ACE Ltd.	68,310	$4,496,164
Aon Corp.	118,010	6,053,913
MetLife, Inc.	102,690	4,505,010

		$15,055,087

Internet – 1.5%
Google, Inc., “A” (a)	18,930	$9,585,773

4

MFS Investors Trust Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 9.4%
Bank of America Corp.	909,850	$9,971,956
Bank of New York Mellon Corp.	222,663	5,704,626
Goldman Sachs Group, Inc.	73,390	9,767,475
JPMorgan Chase & Co.	387,050	15,845,827
State Street Corp.	112,390	5,067,665
SunTrust Banks, Inc.	111,160	2,867,928
Wells Fargo & Co.	396,370	11,122,142

		$60,347,619

Medical & Health Technology & Services – 0.2%
VCA Antech, Inc. (a)	46,888	$994,026

Medical Equipment – 5.7%
Baxter International, Inc.	76,140	$4,544,797
Becton, Dickinson & Co.	89,190	7,685,502
Medtronic, Inc.	193,310	7,448,234
St. Jude Medical, Inc.	190,450	9,080,656
Thermo Fisher Scientific, Inc. (a)	119,840	7,716,498

		$36,475,687

Natural Gas – Pipeline – 0.3%
Kinder Morgan, Inc.	66,670	$1,915,429

Network & Telecom – 1.6%
Cisco Systems, Inc.	639,172	$9,977,475

Oil Services – 3.9%
Cameron International Corp. (a)	110,780	$5,571,126
Halliburton Co.	131,740	6,718,740
National Oilwell Varco, Inc.	78,970	6,176,244
Schlumberger Ltd.	76,830	6,638,112

		$25,104,222

Other Banks & Diversified Financials – 4.0%
American Express Co.	152,130	$7,865,121
MasterCard, Inc., “A”	24,260	7,310,508
Visa, Inc., “A”	85,900	7,237,934
Zions Bancorporation	138,390	3,322,744

		$25,736,307

Pharmaceuticals – 4.5%
Abbott Laboratories	230,460	$12,126,805
Johnson & Johnson	172,896	11,501,042
Teva Pharmaceutical Industries Ltd., ADR	106,990	5,159,058

		$28,786,905

Railroad & Shipping – 1.1%
Canadian National Railway Co.	90,530	$7,233,347

Specialty Chemicals – 2.4%
Linde AG	49,542	$8,685,857
Praxair, Inc.	60,930	6,604,203

		$15,290,060

Specialty Stores – 0.6%
Hennes & Mauritz AB, “B”	117,790	$4,061,531

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 2.1%
American Tower Corp., “A” (a)	129,790	$6,791,911
AT&T, Inc.	203,890	6,404,185

		$13,196,096

Tobacco – 1.7%
Philip Morris International, Inc.	161,500	$10,783,355

Trucking – 0.4%
Expeditors International of Washington, Inc.	46,560	$2,383,406

Utilities – Electric Power – 2.2%
Alliant Energy Corp.	105,730	$4,298,982
American Electric Power Co., Inc.	114,900	4,329,432
Wisconsin Energy Corp.	172,410	5,405,053

		$14,033,467

Total Common Stocks (Identified Cost, $541,070,484)		$635,000,150

MONEY MARKET FUNDS (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	5,393,174	$5,393,174

Total Investments (Identified Cost, $546,463,658)		$640,393,324

OTHER ASSETS, LESS LIABILITIES – 0.1%		669,166

Net Assets – 100.0%		$641,062,490

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $541,070,484)	$635,000,150
Underlying affiliated funds, at cost and value	5,393,174
Total investments, at value (identified cost, $546,463,658)	$640,393,324
Cash	26,351
Receivables for
Investments sold	3,136,663
Fund shares sold	168,913
Interest and dividends	460,719
Other assets	2,926
Total assets		$644,188,896
Liabilities
Payables for
Investments purchased	$2,261,679
Fund shares reacquired	726,671
Payable to affiliates
Investment adviser	26,526
Shareholder servicing costs	515
Distribution and/or service fees	1,011
Payable for independent Trustees’ compensation	2,793
Accrued expenses and other liabilities	107,211
Total liabilities		$3,126,406
Net assets		$641,062,490
Net assets consist of
Paid-in capital	$585,049,888
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	93,933,393
Accumulated net realized gain (loss) on investments and foreign currency transactions	(46,420,918)
Undistributed net investment income	8,500,127
Net assets		$641,062,490
Shares of beneficial interest outstanding		30,418,738

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$566,003,936	26,837,935	$21.09
Service Class	75,058,554	3,580,803	20.96

See Notes to Financial Statements

6

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$5,939,328
Interest	4,666
Dividends from underlying affiliated funds	3,470
Foreign taxes withheld	(136,945)
Total investment income		$5,810,519
Expenses
Management fee	$2,455,584
Distribution and/or service fees	86,153
Shareholder servicing costs	36,984
Administrative services fee	52,256
Independent Trustees’ compensation	9,883
Custodian fee	36,234
Shareholder communications	54,470
Auditing fees	23,497
Legal fees	5,735
Miscellaneous	16,708
Total expenses		$2,777,504
Reduction of expenses by investment adviser	(1,882)
Net expenses		$2,775,622
Net investment income		$3,034,897
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$23,146,876
Foreign currency transactions	4,515
Net realized gain (loss) on investments and foreign currency transactions		$23,151,391
Change in unrealized appreciation (depreciation)
Investments	$7,521,230
Translation of assets and liabilities in foreign currencies	(7,252)
Net unrealized gain (loss) on investments and foreign currency translation		$7,513,978
Net realized and unrealized gain (loss) on investments and foreign currency		$30,665,369
Change in net assets from operations		$33,700,266

See Notes to Financial Statements

7

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$3,034,897	$5,467,583
Net realized gain (loss) on investments and foreign currency transactions	23,151,391	22,401,863
Net unrealized gain (loss) on investments and foreign currency translation	7,513,978	41,402,512
Change in net assets from operations	$33,700,266	$69,271,958
Distributions declared to shareholders
From net investment income	$—	$(7,580,322)
Change in net assets from fund share transactions	$(58,225,815)	$(79,178,737)
Total change in net assets	$(24,525,549)	$(17,487,101)
Net assets
At beginning of period	665,588,039	683,075,140
At end of period (including undistributed net investment income of $8,500,127 and $5,465,230, respectively)	$641,062,490	$665,588,039

See Notes to Financial Statements

8

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$20.04		$18.24	$14.64	$23.52	$21.69	$19.29
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.16	$0.19	$0.24	$0.17	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.95		1.86	3.67	(7.54)	2.04	2.31
Total from investment operations	$1.05		$2.02	$3.86	$(7.30)	$2.21	$2.50
Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.26)	$(0.17)	$(0.19)	$(0.10)
From net realized gain on investments	—		—	—	(1.41)	(0.19)	—
Total distributions declared to shareholders	$—		$(0.22)	$(0.26)	$(1.58)	$(0.38)	$(0.10)
Net asset value, end of period	$21.09		$20.04	$18.24	$14.64	$23.52	$21.69
Total return (%) (k)(r)(s)	5.24	(n)	11.10	26.90	(33.08)	10.31	12.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.83	0.86	0.84	0.85	0.86
Expenses after expense reductions (f)	0.82	(a)	0.83	0.86	0.84	0.85	0.86
Net investment income	0.95	(a)	0.87	1.25	1.25	0.74	0.93
Portfolio turnover	14		22	34	29	37	46
Net assets at end of period (000 omitted)	$566,004		$603,279	$636,809	$560,356	$917,158	$820,583

See Notes to Financial Statements

9

MFS Investors Trust Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$19.95		$18.16	$14.56	$23.39	$21.57	$19.19
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.11	$0.15	$0.19	$0.11	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		1.86	3.65	(7.51)	2.03	2.29
Total from investment operations	$1.01		$1.97	$3.80	$(7.32)	$2.14	$2.43
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.20)	$(0.10)	$(0.13)	$(0.05)
From net realized gain on investments	—		—	—	(1.41)	(0.19)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.20)	$(1.51)	$(0.32)	$(0.05)
Net asset value, end of period	$20.96		$19.95	$18.16	$14.56	$23.39	$21.57
Total return (%) (k)(r)(s)	5.06	(n)	10.88	26.56	(33.25)	10.03	12.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.08	1.11	1.09	1.11	1.11
Expenses after expense reductions (f)	1.07	(a)	1.08	1.11	1.09	1.11	1.11
Net investment income	0.71	(a)	0.63	0.99	1.00	0.49	0.69
Portfolio turnover	14		22	34	29	37	46
Net assets at end of period (000 omitted)	$75,059		$62,309	$46,267	$38,259	$65,180	$79,976

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Investors Trust Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Trust Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair

11

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$635,000,150	$—	$—	$635,000,150
Mutual Funds	5,393,174	—	—	5,393,174
Total Investments	$640,393,324	$—	$—	$640,393,324

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

12

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$7,580,322

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$548,333,016
Gross appreciation	115,684,698
Gross depreciation	(23,624,390)
Net unrealized appreciation (depreciation)	$92,060,308
As of 12/31/10
Undistributed ordinary income	5,465,230
Capital loss carryforwards	(67,702,951)
Other temporary differences	10,979
Net unrealized appreciation (depreciation)	84,539,078

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(14,214,265)
12/31/17	(53,488,686)
Total	$(67,702,951)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$7,105,436
Service Class	—	474,886
Total	$—	$7,580,322

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

Effective May 1, 2011, the investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. For the period May 1, 2011 through June 30, 2011, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced.

13

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $36,537, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $447.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,323 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,882, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $92,768,110 and $148,996,364, respectively.

14

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	194,767	$4,056,612	1,482,988	$25,496,825
Service Class	802,841	16,642,682	1,096,120	20,064,145
	997,608	$20,699,294	2,579,108	$45,560,970
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	364,756	$7,105,436
Service Class	—	—	24,453	474,886
	—	$—	389,209	$7,580,322
Shares reacquired
Initial Class	(3,454,937)	$(71,763,890)	(6,663,657)	$(122,417,272)
Service Class	(345,824)	(7,161,219)	(544,147)	(9,902,757)
	(3,800,761)	$(78,925,109)	(7,207,804)	$(132,320,029)
Net change
Initial Class	(3,260,170)	$(67,707,278)	(4,815,913)	$(89,815,011)
Service Class	457,017	9,481,463	576,426	10,636,274
	(2,803,153)	$(58,225,815)	(4,239,487)	$(79,178,737)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $3,182 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,905,692	69,482,823	(68,995,341)	5,393,174

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,470	$5,393,174

15

MFS Investors Trust Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

16

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

17

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

18

MFS® Value Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VLU-SEM

MFS® VALUE SERIES

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Value Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	3.6%
Philip Morris International, Inc.	3.4%
AT&T, Inc.	2.9%
Goldman Sachs Group, Inc.	2.9%
JPMorgan Chase & Co.	2.7%
Johnson & Johnson	2.7%
Pfizer, Inc.	2.5%
MetLife, Inc.	2.4%
International Business Machines Corp.	2.4%
Chevron Corp.	2.3%

Equity sectors
Financial Services	21.9%
Health Care	12.7%
Consumer Staples	11.8%
Industrial Goods & Services	11.3%
Energy	8.9%
Technology	6.5%
Utilities & Communications	6.5%
Leisure	5.4%
Basic Materials	3.7%
Special Products & Services	3.3%
Autos & Housing	3.2%
Retailing	3.0%
Transportation	0.6%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.80%	$1,000.00	$1,056.24	$4.08
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,055.34	$5.35
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Value Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 8.9%
Honeywell International, Inc.	319,410	$19,033,636
Huntington Ingalls Industries, Inc. (a)	37,403	1,290,404
Lockheed Martin Corp.	534,710	43,295,469
Northrop Grumman Corp.	224,700	15,582,945
United Technologies Corp.	312,250	27,637,248

		$106,839,702

Alcoholic Beverages – 1.5%
Diageo PLC	884,111	$18,063,295

Automotive – 1.1%
General Motors Co. (a)	100,680	$3,056,645
Johnson Controls, Inc.	243,240	10,133,378

		$13,190,023

Broadcasting – 3.5%
Omnicom Group, Inc.	269,780	$12,992,605
Viacom, Inc., “B”	226,820	11,567,820
Walt Disney Co.	431,030	16,827,411

		$41,387,836

Brokerage & Asset Managers – 0.5%
Blackrock, Inc.	31,267	$5,997,323

Business Services – 3.3%
Accenture PLC, “A”	427,210	$25,812,028
Dun & Bradstreet Corp.	83,420	6,301,547
Western Union Co.	359,320	7,197,180

		$39,310,755

Cable TV – 0.4%
Comcast Corp., “Special A”	202,460	$4,905,606

Chemicals – 2.6%
3M Co.	164,610	$15,613,259
PPG Industries, Inc.	165,066	14,986,342

		$30,599,601

Computer Software – 2.0%
Oracle Corp.	734,620	$24,176,344

Computer Software – Systems – 2.9%
Hewlett-Packard Co.	176,150	$6,411,860
International Business Machines Corp.	165,780	28,439,559

		$34,851,419

Construction – 2.1%
Pulte Homes, Inc. (a)	302,660	$2,318,376
Sherwin-Williams Co.	132,010	11,071,679
Stanley Black & Decker, Inc.	165,303	11,910,081

		$25,300,136

Consumer Products – 0.7%
Avon Products, Inc.	94,500	$2,646,000
Procter & Gamble Co.	89,274	5,675,148

		$8,321,148

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 1.5%
Danaher Corp.	238,570	$12,641,824
Tyco International Ltd.	112,000	5,536,160

		$18,177,984

Electronics – 1.0%
Intel Corp.	550,390	$12,196,642

Energy – Independent – 3.6%
Apache Corp.	145,210	$17,917,462
EOG Resources, Inc.	88,490	9,251,630
Occidental Petroleum Corp.	149,270	15,530,051

		$42,699,143

Energy – Integrated – 4.7%
Chevron Corp.	269,730	$27,739,033
Exxon Mobil Corp.	257,348	20,942,980
Hess Corp.	104,120	7,784,011

		$56,466,024

Engineering – Construction – 0.2%
Fluor Corp.	34,530	$2,232,710

Food & Beverages – 5.0%
General Mills, Inc.	464,460	$17,287,201
J.M. Smucker Co.	67,979	5,196,315
Kellogg Co.	165,530	9,157,120
Nestle S.A.	249,261	15,490,797
PepsiCo, Inc.	185,558	13,068,850

		$60,200,283

Food & Drug Stores – 0.6%
CVS Caremark Corp.	202,801	$7,621,262

General Merchandise – 1.6%
Kohl’s Corp.	80,870	$4,044,309
Target Corp.	318,590	14,945,057

		$18,989,366

Insurance – 7.7%
ACE Ltd.	146,920	$9,670,274
Aon Corp.	248,150	12,730,095
Chubb Corp.	132,410	8,290,190
MetLife, Inc.	655,253	28,745,949
Prudential Financial, Inc.	288,355	18,336,494
Travelers Cos., Inc.	245,670	14,342,215

		$92,115,217

Leisure & Toys – 0.7%
Hasbro, Inc.	175,520	$7,710,594

Machinery & Tools – 0.7%
Eaton Corp.	157,570	$8,106,977

Major Banks – 12.7%
Bank of America Corp.	1,455,020	$15,947,019
Bank of New York Mellon Corp.	915,150	23,446,143

4

MFS Value Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Goldman Sachs Group, Inc.	260,322	$34,646,255
JPMorgan Chase & Co.	803,450	32,893,243
PNC Financial Services Group, Inc.	154,780	9,226,436
State Street Corp.	252,570	11,388,381
SunTrust Banks, Inc.	78,500	2,025,300
Wells Fargo & Co.	783,930	21,997,076

		$151,569,853

Medical & Health Technology & Services – 0.6%
Quest Diagnostics, Inc.	114,750	$6,781,725

Medical Equipment – 3.6%
Becton, Dickinson & Co.	139,620	$12,031,055
Medtronic, Inc.	414,260	15,961,438
St. Jude Medical, Inc.	187,490	8,939,523
Thermo Fisher Scientific, Inc. (a)	98,660	6,352,717

		$43,284,733

Network & Telecom – 0.6%
Cisco Systems, Inc.	487,030	$7,602,538

Oil Services – 0.6%
Transocean, Inc.	115,560	$7,460,554

Other Banks & Diversified Financials – 1.0%
MasterCard, Inc., “A”	40,854	$12,310,944

Pharmaceuticals – 8.5%
Abbott Laboratories	451,950	$23,781,609
GlaxoSmithKline PLC	236,837	5,070,691
Johnson & Johnson	491,240	32,677,285
Merck & Co., Inc.	130,830	4,616,991
Pfizer, Inc.	1,447,146	29,811,208
Roche Holding AG	36,732	6,147,122

		$102,104,906

Railroad & Shipping – 0.6%
Canadian National Railway Co.	83,860	$6,700,414

Restaurants – 0.8%
McDonald’s Corp.	107,650	$9,077,048

Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	137,126	$13,106,503

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	109,000	$6,375,410
Staples, Inc.	227,100	3,588,180

		$9,963,590

Telecommunications – Wireless – 1.3%
Vodafone Group PLC	5,879,596	$15,598,474

Telephone Services – 2.9%
AT&T, Inc.	1,119,050	$35,149,361

Tobacco – 4.6%
Altria Group, Inc.	293,911	$7,762,190
Philip Morris International, Inc.	607,311	40,550,155
Reynolds American, Inc.	182,720	6,769,776

		$55,082,121

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 2.1%
Dominion Resources, Inc.	61,522	$2,969,667
PG&E Corp.	276,200	11,608,686
PPL Corp.	140,820	3,919,021
Public Service Enterprise Group, Inc.	207,320	6,766,925

		$25,264,299

Total Common Stocks (Identified Cost, $1,027,654,654)		$1,180,516,453

CONVERTIBLE PREFERRED STOCKS – 0.2%
Utilities – Electric Power – 0.2%
PPL Corp., 9.5% (Identified Cost, $1,688,500)	33,770	$1,887,743

MONEY MARKET FUNDS (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	12,814,196	$12,814,196

Total Investments (Identified Cost, $1,042,157,350)		$1,195,218,392

OTHER ASSETS, LESS LIABILITIES – 0.1%		1,482,470

Net Assets – 100.0%		$1,196,700,862

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Value Series

FINANCIAL STATEMENTS | STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,029,343,154)	$1,182,404,196
Underlying affiliated funds, at cost and value	12,814,196
Total investments, at value (identified cost, $1,042,157,350)	$1,195,218,392
Cash	24,078
Receivables for
Investments sold	3,879,609
Fund shares sold	412,255
Interest and dividends	2,232,119
Other assets	4,966
Total assets		$1,201,771,419
Liabilities
Payables for
Investments purchased	$3,550,732
Fund shares reacquired	1,267,945
Payable to affiliates
Investment adviser	48,554
Shareholder servicing costs	812
Distribution and/or service fees	10,959
Payable for independent Trustees’ compensation	1,987
Accrued expenses and other liabilities	189,568
Total liabilities		$5,070,557
Net assets		$1,196,700,862
Net assets consist of
Paid-in capital	$1,013,747,896
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	153,059,122
Accumulated net realized gain (loss) on investments and foreign currency transactions	6,066,049
Undistributed net investment income	23,827,795
Net assets		$1,196,700,862
Shares of beneficial interest outstanding		88,057,459

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$386,903,130	28,229,129	$13.71
Service Class	809,797,732	59,828,330	13.54

See Notes to Financial Statements

6

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$14,195,939
Interest	5,212
Dividends from underlying affiliated funds	11,780
Foreign taxes withheld	(124,522)
Total investment income		$14,088,409
Expenses
Management fee	$4,324,563
Distribution and/or service fees	981,168
Shareholder servicing costs	66,146
Administrative services fee	89,928
Independent Trustees’ compensation	13,096
Custodian fee	56,432
Shareholder communications	96,980
Auditing fees	23,858
Legal fees	9,732
Miscellaneous	23,616
Total expenses		$5,685,519
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(3,352)
Net expenses		$5,682,163
Net investment income		$8,406,246
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$7,148,927
Foreign currency transactions	24,453
Net realized gain (loss) on investments and foreign currency transactions		$7,173,380
Change in unrealized appreciation (depreciation)
Investments	$46,837,479
Translation of assets and liabilities in foreign currencies	(10,992)
Net unrealized gain (loss) on investments and foreign currency translation		$46,826,487
Net realized and unrealized gain (loss) on investments and foreign currency		$53,999,867
Change in net assets from operations		$62,406,113

See Notes to Financial Statements

7

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited	)	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$8,406,246		$15,384,815
Net realized gain (loss) on investments and foreign currency transactions	7,173,380		57,234,860
Net unrealized gain (loss) on investments and foreign currency translation	46,826,487		45,163,437
Change in net assets from operations	$62,406,113		$117,783,112
Distributions declared to shareholders
From net investment income	$—		$(14,600,065)
Change in net assets from fund share transactions	$(4,806,123)		$50,503,547
Total change in net assets	$57,599,990		$153,686,594
Net assets
At beginning of period	1,139,100,872		985,414,278
At end of period (including undistributed net investment income of $23,827,795 and $15,421,549, respectively)	$1,196,700,862		$1,139,100,872

See Notes to Financial Statements

8

MFS Value Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$12.98		$11.80	$9.76	$15.25	$14.52	$12.52
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.19	$0.20	$0.22	$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		1.16	1.98	(4.98)	0.92	2.32
Total from investment operations	$0.73		$1.35	$2.18	$(4.76)	$1.13	$2.54
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.14)	$(0.17)	$(0.15)	$(0.14)
From net realized gain on investments	—		—	—	(0.56)	(0.25)	(0.40)
Total distributions declared to shareholders	$—		$(0.17)	$(0.14)	$(0.73)	$(0.40)	$(0.54)
Net asset value, end of period	$13.71		$12.98	$11.80	$9.76	$15.25	$14.52
Total return (%) (k)(r)(s)	5.62	(n)	11.53	22.71	(32.58)	7.91	20.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.83	0.84	0.84	0.86	0.88
Expenses after expense reductions (f)	0.80	(a)	0.83	0.84	0.84	0.86	0.88
Net investment income	1.59	(a)	1.60	1.99	1.77	1.41	1.65
Portfolio turnover	10		28	26	36	23	25
Net assets at end of period (000 omitted)	$386,903		$389,052	$367,676	$295,721	$390,346	$256,529

See Notes to Financial Statements

9

MFS Value Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$12.83		$11.68	$9.67	$15.12	$14.42	$12.44
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.16	$0.18	$0.19	$0.17	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		1.15	1.95	(4.94)	0.91	2.32
Total from investment operations	$0.71		$1.31	$2.13	$(4.75)	$1.08	$2.50
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.12)	$(0.14)	$(0.13)	$(0.12)
From net realized gain on investments	—		—	—	(0.56)	(0.25)	(0.40)
Total distributions declared to shareholders	$—		$(0.16)	$(0.12)	$(0.70)	$(0.38)	$(0.52)
Net asset value, end of period	$13.54		$12.83	$11.68	$9.67	$15.12	$14.42
Total return (%) (k)(r)(s)	5.53	(n)	11.22	22.45	(32.74)	7.59	20.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.08	1.09	1.09	1.11	1.13
Expenses after expense reductions (f)	1.05	(a)	1.08	1.09	1.09	1.11	1.13
Net investment income	1.34	(a)	1.35	1.75	1.57	1.16	1.40
Portfolio turnover	10		28	26	36	23	25
Net assets at end of period (000 omitted)	$809,798		$750,049	$617,739	$218,528	$197,844	$140,135

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Value Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair

11

MFS Value Series

Notes to Financial Statements (unaudited) – continued

value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,182,404,196	$—	$—	$1,182,404,196
Mutual Funds	12,814,196	—	—	12,814,196
Total Investments	$1,195,218,392	$—	$—	$1,195,218,392

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

12

MFS Value Series

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$14,600,065

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$1,047,911,460
Gross appreciation	182,627,899
Gross depreciation	(35,320,967)
Net unrealized appreciation (depreciation)	$147,306,932
As of 12/31/10
Undistributed ordinary income	15,421,549
Undistributed long-term capital gain	4,646,779
Other temporary differences	9,072
Net unrealized appreciation (depreciation)	100,469,453

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$5,462,462
Service Class	—	9,137,603
Total	$—	$14,600,065

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

Effective May 1, 2011, the investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. For the period May 1, 2011 through June 30, 2011, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

13

MFS Value Series

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. For the six months ended June 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $65,762, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $384.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0153% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,138 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,352, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $116,739,193 and $117,291,339, respectively.

14

MFS Value Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	931,203	$12,681,952	2,731,825	$32,016,435
Service Class	6,340,003	84,975,684	16,546,554	194,242,416
	7,271,206	$97,657,636	19,278,379	$226,258,851
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	435,603	$5,462,462
Service Class	—	—	735,717	9,137,603
	—	$—	1,171,320	$14,600,065
Shares reacquired
Initial Class	(2,677,302)	$(36,340,368)	(4,351,822)	$(51,701,985)
Service Class	(4,956,030)	(66,123,391)	(11,728,496)	(138,653,384)
	(7,633,332)	$(102,463,759)	(16,080,318)	$(190,355,369)
Net change
Initial Class	(1,746,099)	$(23,658,416)	(1,184,394)	$(14,223,088)
Service Class	1,383,973	18,852,293	5,553,775	64,726,635
	(362,126)	$(4,806,123)	4,369,381	$50,503,547

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $5,444 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,364,410	71,182,390	(69,732,604)	12,814,196

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,780	$12,814,196

15

MFS Value Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

16

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Account transactions and transaction history

•  Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

17

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

18

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VMG-SEM

MFS® MID CAP GROWTH SERIES

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Mid Cap Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
AMETEK, Inc.	1.8%
Dresser-Rand Group, Inc.	1.6%
American Tower Corp., “A”	1.6%
Check Point Software Technologies Ltd.	1.6%
Affiliated Managers Group, Inc.	1.5%
Newfield Exploration Co.	1.4%
Mead Johnson Nutrition Co., “A”	1.3%
Celanese Corp.	1.3%
Alexion Pharmaceuticals, Inc.	1.3%
Ross Stores, Inc.	1.3%

Equity sectors
Technology	19.8%
Health Care	13.3%
Industrial Goods & Services	12.9%
Retailing	8.6%
Energy	7.8%
Special Products & Services	7.7%
Leisure	6.0%
Financial Services	5.8%
Basic Materials	5.0%
Autos & Housing	4.0%
Consumer Staples	3.4%
Transportation	3.1%
Utilities & Communications	2.4%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.87%	$1,000.00	$1,056.76	$4.44
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
Service Class	Actual	1.12%	$1,000.00	$1,056.51	$5.71
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.8%
Aerospace – 2.2%
BE Aerospace, Inc. (a)	29,510	$1,204,303
Goodrich Corp.	17,550	1,676,020
Moog, Inc., “A” (a)	8,750	380,800

		$3,261,123

Alcoholic Beverages – 0.2%
Tsingtao Brewery Co. Ltd., “H”	54,000	$313,308

Apparel Manufacturers – 0.9%
Li & Fung Ltd.	140,000	$281,572
Phillips-Van Heusen Corp.	15,480	1,013,476

		$1,295,048

Automotive – 0.7%
BorgWarner Transmission Systems, Inc. (a)	11,960	$966,248

Biotechnology – 2.5%
Alexion Pharmaceuticals, Inc. (a)	41,350	$1,944,691
Dendreon Corp. (a)	23,870	941,433
Gen-Probe, Inc. (a)	11,590	801,449

		$3,687,573

Broadcasting – 1.6%
Discovery Communications, Inc., “A” (a)	30,530	$1,250,509
Interpublic Group of Cos., Inc.	93,400	1,167,500

		$2,418,009

Brokerage & Asset Managers – 3.0%
Affiliated Managers Group, Inc. (a)	21,960	$2,227,842
Evercore Partners, Inc.	11,440	381,181
GFI Group, Inc.	62,520	286,967
IntercontinentalExchange, Inc. (a)	8,190	1,021,375
Lazard Ltd.	16,220	601,762

		$4,519,127

Business Services – 6.0%
Cognizant Technology Solutions Corp., “A” (a)	23,580	$1,729,357
Concur Technologies, Inc. (a)	25,630	1,283,294
FleetCor Technologies, Inc. (a)	21,550	638,742
Gartner, Inc. (a)	32,120	1,294,115
Jones Lang LaSalle, Inc.	14,450	1,362,635
MSCI, Inc., “A” (a)	24,800	934,464
Verisk Analytics, Inc., “A” (a)	49,990	1,730,654

		$8,973,261

Chemicals – 1.9%
Celanese Corp.	36,990	$1,971,937
Ecolab, Inc.	15,020	846,828

		$2,818,765

Computer Software – 8.4%
Ariba, Inc. (a)	13,020	$448,799
Autodesk, Inc. (a)	39,340	1,518,524
Autonomy Corp. PLC (a)	47,507	1,301,526
Check Point Software Technologies Ltd. (a)	41,600	2,364,960

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Informatica Corp. (a)	4,540	$265,272
Intuit, Inc. (a)	21,240	1,101,506
Parametric Technology Corp. (a)	77,390	1,774,553
Red Hat, Inc. (a)	32,790	1,505,061
SuccessFactors, Inc. (a)	25,450	748,230
Symantec Corp. (a)	22,760	448,827
VeriSign, Inc.	30,900	1,033,914

		$12,511,172

Computer Software – Systems – 3.0%
MICROS Systems, Inc. (a)	32,900	$1,635,459
NICE Systems Ltd., ADR (a)	28,650	1,041,714
Qlik Technologies, Inc. (a)	30,100	1,025,206
Verifone Systems, Inc. (a)	18,720	830,232

		$4,532,611

Construction – 3.3%
Beacon Roofing Supply, Inc. (a)	25,040	$571,413
NVR, Inc. (a)	1,120	812,538
Owens Corning (a)	32,250	1,204,538
Sherwin-Williams Co.	11,320	949,408
Stanley Black & Decker, Inc.	19,498	1,404,831

		$4,942,728

Consumer Products – 0.6%
Avon Products, Inc.	33,450	$936,600

Consumer Services – 1.7%
Anhanguera Educacional Participacoes S.A.	36,300	$772,682
HomeAway, Inc. (a)	3,100	119,970
Priceline.com, Inc. (a)	1,750	895,878
Sotheby’s	18,530	806,055

		$2,594,585

Containers – 1.0%
Ball Corp.	40,300	$1,549,938

Electrical Equipment – 3.6%
AMETEK, Inc.	59,225	$2,659,203
Danaher Corp.	19,390	1,027,476
Mettler-Toledo International, Inc. (a)	6,060	1,022,140
MSC Industrial Direct Co., Inc., “A”	10,880	721,453

		$5,430,272

Electronics – 3.6%
Advanced Micro Devices, Inc. (a)	86,060	$601,559
ARM Holdings PLC	75,626	713,691
First Solar, Inc. (a)(l)	2,990	395,487
Hittite Microwave Corp. (a)	15,000	928,650
JDS Uniphase Corp. (a)	22,370	372,684
Linear Technology Corp.	27,600	911,352
Microchip Technology, Inc.	27,400	1,038,734
NetLogic Microsystems, Inc. (a)	11,000	444,620

		$5,406,777

4

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.0%
Concho Resources, Inc. (a)	15,150	$1,391,528
Newfield Exploration Co. (a)	30,470	2,072,569
Whiting Petroleum Corp. (a)	17,430	991,941

		$4,456,038

Energy – Integrated – 0.9%
EQT Corp.	9,920	$520,998
QEP Resources, Inc.	19,350	809,411

		$1,330,409

Engineering – Construction – 1.0%
Fluor Corp.	22,920	$1,482,007

Food & Beverages – 2.6%
Green Mountain Coffee Roasters, Inc. (a)	17,900	$1,597,754
Mead Johnson Nutrition Co., “A”	29,790	2,012,315
Want Want China Holdings Ltd.	337,000	327,798

		$3,937,867

Food & Drug Stores – 0.5%
Whole Foods Market, Inc.	11,260	$714,447

Gaming & Lodging – 1.3%
Pinnacle Entertainment, Inc. (a)	45,290	$674,821
Royal Caribbean Cruises Ltd. (a)	34,730	1,307,237

		$1,982,058

General Merchandise – 0.7%
Dollar General Corp. (a)	29,240	$990,944

Insurance – 0.6%
Allied World Assurance Co.	8,180	$471,004
Willis Group Holdings PLC	11,310	464,954

		$935,958

Internet – 1.8%
LinkedIn Corp., “A” (a)(l)	11,670	$1,051,350
OpenTable, Inc. (a)	6,130	509,526
Shutterfly, Inc. (a)	19,100	1,096,722

		$2,657,598

Leisure & Toys – 0.7%
Hasbro, Inc.	24,370	$1,070,574

Machinery & Tools – 5.3%
Finning International, Inc.	36,960	$1,096,019
Flowserve Corp.	13,780	1,514,284
Joy Global, Inc.	7,400	704,776
Kennametal, Inc.	15,400	650,034
Polypore International, Inc. (a)	20,280	1,375,795
Regal Beloit Corp.	7,590	506,784
United Rentals, Inc. (a)	18,790	477,266
WABCO Holdings, Inc. (a)	22,090	1,525,535

		$7,850,493

Medical & Health Technology & Services – 6.4%
AmerisourceBergen Corp.	25,040	$1,036,656
Cerner Corp. (a)	24,820	1,516,750
DaVita, Inc. (a)	19,750	1,710,548

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – continued
Diagnosticos da America S.A.	67,800	$912,312
Health Management Associates, Inc., “A” (a)	47,320	510,110
IDEXX Laboratories, Inc. (a)	15,550	1,206,058
LifePoint Hospitals, Inc. (a)	12,530	489,672
Patterson Cos., Inc.	34,120	1,122,207
Stericycle, Inc. (a)	11,740	1,046,269

		$9,550,582

Medical Equipment – 3.5%
Cooper Cos., Inc.	16,410	$1,300,328
Edwards Lifesciences Corp. (a)	11,360	990,365
NxStage Medical, Inc. (a)	14,250	296,685
Pall Corp.	21,830	1,227,501
Sonova Holding AG	3,052	284,962
Thermo Fisher Scientific, Inc. (a)	17,120	1,102,357

		$5,202,198

Metals & Mining – 0.4%
Teck Resources Ltd., “B”	12,340	$626,132

Network & Telecom – 3.0%
Acme Packet, Inc. (a)	9,190	$644,495
Ciena Corp. (a)	36,070	662,967
F5 Networks, Inc. (a)	4,140	456,435
Finisar Corp. (a)	20,980	378,269
Fortinet, Inc. (a)	23,080	629,853
Polycom, Inc. (a)	20,990	1,349,657
Trimble Navigation Ltd. (a)	10,450	414,238

		$4,535,914

Oil Services – 3.9%
Cameron International Corp. (a)	37,360	$1,878,834
Dresser-Rand Group, Inc. (a)	45,390	2,439,713
FMC Technologies, Inc. (a)	16,810	752,920
Lufkin Industries, Inc.	9,110	783,916

		$5,855,383

Other Banks & Diversified Financials – 2.2%
BankUnited, Inc.	14,540	$385,892
MasterCard, Inc., “A”	5,930	1,786,946
Wintrust Financial Corp.	12,360	397,745
Zions Bancorporation	32,200	773,122

		$3,343,705

Pharmaceuticals – 0.9%
Genomma Lab Internacional S.A., “B” (a)	348,900	$889,198
Hospira, Inc. (a)	6,640	376,222

		$1,265,420

Pollution Control – 0.8%
Waste Connections, Inc.	39,050	$1,239,057

Printing & Publishing – 1.6%
Lamar Advertising Co., “A” (a)	23,750	$650,038
Moody’s Corp.	45,140	1,731,119

		$2,381,157

5

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 0.9%
Kansas City Southern Co. (a)	21,760	$1,291,021

Restaurants – 0.8%
P.F. Chang’s China Bistro, Inc.	28,480	$1,146,035

Specialty Chemicals – 1.7%
Airgas, Inc.	23,800	$1,666,952
Rockwood Holdings, Inc. (a)	14,500	801,705

		$2,468,657

Specialty Stores – 6.5%
Abercrombie & Fitch Co., “A”	25,730	$1,721,852
Dick’s Sporting Goods, Inc. (a)	46,570	1,790,617
PetSmart, Inc.	16,120	731,364
Ross Stores, Inc.	23,920	1,916,470
Tiffany & Co.	20,080	1,576,682
Tractor Supply Co.	13,370	894,186
Urban Outfitters, Inc. (a)	34,660	975,679

		$9,606,850

Telecommunications – Wireless – 0.3%
NII Holdings, Inc. (a)	9,190	$389,472

Telephone Services – 1.6%
American Tower Corp., “A” (a)	46,030	$2,408,750

Trucking – 2.2%
Atlas Air Worldwide Holdings, Inc. (a)	6,490	$386,220
Expeditors International of Washington, Inc.	26,030	1,332,476
Landstar System, Inc.	34,810	1,617,969

		$3,336,665

Utilities – Electric Power – 0.5%
CMS Energy Corp.	34,300	$675,367

Total Common Stocks (Identified Cost, $119,860,191)		$148,887,903

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	2,027,642	$2,027,642

COLLATERAL FOR SECURITIES LOANED – 0.7%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	1,053,150	$1,053,150

Total Investments (Identified Cost, $122,940,983)		$151,968,695

OTHER ASSETS, LESS LIABILITIES – (1.9)%		(2,844,503)

Net Assets – 100.0%		$149,124,192

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $120,913,341)	$149,941,053
Underlying affiliated funds, at cost and value	2,027,642
Total investments, at value, including $1,056,090 of securities on loan (identified cost, $122,940,983)	$151,968,695
Foreign currency, at value (identified cost, $4,364)	4,356
Receivables for
Investments sold	1,752,727
Fund shares sold	4,149
Interest and dividends	46,631
Other assets	880
Total assets		$153,777,438
Liabilities
Payables for
Investments purchased	$3,336,369
Fund shares reacquired	207,957
Collateral for securities loaned, at value	1,053,150
Payable to affiliates
Investment adviser	6,238
Shareholder servicing costs	177
Distribution and/or service fees	479
Payable for independent Trustees’ compensation	809
Accrued expenses and other liabilities	48,067
Total liabilities		$4,653,246
Net assets		$149,124,192
Net assets consist of
Paid-in capital	$140,345,214
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	29,027,772
Accumulated net realized gain (loss) on investments and foreign currency transactions	(20,002,378)
Accumulated net investment loss	(246,416)
Net assets		$149,124,192
Shares of beneficial interest outstanding		23,715,123

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$113,881,870	17,999,235	$6.33
Service Class	35,242,322	5,715,888	6.17

See Notes to Financial Statements

7

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net Investment loss
Income
Dividends	$480,619
Interest	5,017
Dividends from underlying affiliated funds	1,817
Foreign taxes withheld	(3,197)
Total investment income		$484,256
Expenses
Management fee	$591,835
Distribution and/or service fees	45,052
Shareholder servicing costs	9,053
Administrative services fee	16,472
Independent Trustees’ compensation	2,849
Custodian fee	18,752
Shareholder communications	14,185
Auditing fees	23,747
Legal fees	1,378
Miscellaneous	7,819
Total expenses		$731,142
Fees paid indirectly	(12)
Reduction of expenses by investment adviser	(458)
Net expenses		$730,672
Net investment loss		$(246,416)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$20,346,765
Foreign currency transactions	(6,610)
Net realized gain (loss) on investments and foreign currency transactions		$20,340,155
Change in unrealized appreciation (depreciation)
Investments	$(11,156,487)
Translation of assets and liabilities in foreign currencies	(187)
Net unrealized gain (loss) on investments and foreign currency translation		$(11,156,674)
Net realized and unrealized gain (loss) on investments and foreign currency		$9,183,481
Change in net assets from operations		$8,937,065

See Notes to Financial Statements

8

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income (loss)	$(246,416)	$55,677
Net realized gain (loss) on investments and foreign currency transactions	20,340,155	23,011,639
Net unrealized gain (loss) on investments and foreign currency translation	(11,156,674)	15,736,099
Change in net assets from operations	$8,937,065	$38,803,415
Change in net assets from fund share transactions	$(33,102,201)	$(3,027,435)
Total change in net assets	$(24,165,136)	$35,775,980
Net assets
At beginning of period	173,289,328	137,513,348
At end of period (including accumulated net investment loss of $246,416 and $0, respectively)	$149,124,192	$173,289,328

See Notes to Financial Statements

9

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010		2009		2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$5.99		$4.62		$3.27		$7.66	$7.25	$7.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.00	)(w)	$(0.00	)(w)	$0.01	$(0.01)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		1.37		1.36		(3.55)	0.71	0.18
Total from investment operations	$0.34		$1.37		$1.36		$(3.54)	$0.70	$0.19
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.01)		$—	$(0.01)	$—
From net realized gain on investments	—		—		—		(0.85)	(0.28)	(0.24)
From tax return of capital	—		—		(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$—		$—		$(0.01)		$(0.85)	$(0.29)	$(0.24)
Net asset value, end of period	$6.33		$5.99		$4.62		$3.27	$7.66	$7.25
Total return (%) (k)(r)(s)	5.68	(n)	29.65		41.78		(51.56)	9.82	2.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88		0.90		0.87	0.91	0.90
Expenses after expense reductions (f)	0.87	(a)	0.88		0.90		0.87	0.91	0.89
Net investment income (loss)	(0.26	)(a)	0.09		(0.09)		0.21	(0.10)	0.19
Portfolio turnover	34		91		114		104	91	141
Net assets at end of period (000 omitted)	$113,882		$137,567		$107,989		$73,066	$173,048	$190,684
See Notes to Financial Statements

10

MFS Mid Cap Growth Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008		2007	2006
	(unaudited)
Net asset value, beginning of period	$5.84		$4.52	$3.20	$7.52		$7.13	$7.20
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.01)	$(0.01)	$(0.00	)(w)	$(0.03)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.34		1.33	1.33	(3.47)		0.70	0.17
Total from investment operations	$0.33		$1.32	$1.32	$(3.47)		$0.67	$0.17
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(0.85)		$(0.28)	$(0.24)
Net asset value, end of period	$6.17		$5.84	$4.52	$3.20		$7.52	$7.13
Total return (%) (k)(r)(s)	5.65	(n)	29.20	41.25	(51.59)		9.51	2.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.13	1.16	1.12		1.16	1.15
Expenses after expense reductions (f)	1.12	(a)	1.13	1.15	1.12		1.16	1.15
Net investment loss	(0.49	)(a)	(0.16)	(0.33)	(0.05)		(0.35)	(0.02)
Portfolio turnover	34		91	114	104		91	141
Net assets at end of period (000 omitted)	$35,242		$35,722	$29,524	$22,511		$48,209	$41,929

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

MFS Mid Cap Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active

12

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$137,962,029	$—	$—	$137,962,029
Israel	3,406,674	—	—	3,406,674
United Kingdom	2,015,217	—	—	2,015,217
Canada	1,722,151	—	—	1,722,151
Brazil	1,684,994	—	—	1,684,994
Mexico	889,198	—	—	889,198
China	—	641,106	—	641,106
Switzerland	284,962	—	—	284,962
Hong Kong	—	281,572	—	281,572
Mutual Funds	3,080,792	—	—	3,080,792
Total Investments	$151,046,017	$922,678	$—	$151,968,695

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

13

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2010, there were no significant adjustments due to differences between book and tax accounting.

The fund declared no distributions for the current period or for the year ended December 31, 2010.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$122,991,596
Gross appreciation	30,938,073
Gross depreciation	(1,960,974)
Net unrealized appreciation (depreciation)	$28,977,099

As of 12/31/10
Capital loss carryforwards	(40,292,029)
Other temporary differences	356
Net unrealized appreciation (depreciation)	40,133,586

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(30,850,869)
12/31/17	(9,441,160)
Total	$(40,292,029)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

14

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $8,804, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $249.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0209% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $565 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $458, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $53,331,038 and $85,120,203, respectively.

15

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	514,515	$3,237,972	4,425,094	$22,756,008
Service Class	695,079	4,212,238	1,591,878	7,971,128
	1,209,594	$7,450,210	6,016,972	$30,727,136
Shares reacquired
Initial Class	(5,478,698)	$(33,955,966)	(4,818,822)	$(23,803,385)
Service Class	(1,090,977)	(6,596,445)	(2,008,946)	(9,951,186)
	(6,569,675)	$(40,552,411)	(6,827,768)	$(33,754,571)
Net change
Initial Class	(4,964,183)	$(30,717,994)	(393,728)	$(1,047,377)
Service Class	(395,898)	(2,384,207)	(417,068)	(1,980,058)
	(5,360,081)	$(33,102,201)	(810,796)	$(3,027,435)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $785 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,545,260	28,105,281	(28,622,899)	2,027,642

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,817	$2,027,642

16

MFS Mid Cap Growth Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

17

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Account transactions and transaction history

•  Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

18

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

19

MFS® New Discovery Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VND-SEM

MFS® NEW DISCOVERY SERIES

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS New Discovery Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
QuinStreet, Inc.	1.9%
LinkedIn Corp., “A”	1.8%
P.F. Chang’s China Bistro, Inc.	1.8%
Polypore International, Inc.	1.7%
F5 Networks, Inc.	1.6%
Brookdale Senior Living, Inc.	1.6%
WebMD Health Corp.	1.6%
Green Mountain Coffee Roasters, Inc.	1.5%
Cabot Oil & Gas Corp.	1.5%
SuccessFactors, Inc.	1.4%

Equity sectors
Technology	34.0%
Health Care	12.3%
Industrial Goods & Services	7.9%
Energy	7.3%
Special Products & Services	6.5%
Financial Services	6.1%
Retailing	5.8%
Autos & Housing	5.4%
Leisure	4.9%
Transportation	4.9%
Basic Materials	3.2%
Consumer Staples	2.0%

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.97%	$1,000.00	$1,105.95	$5.06
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
Service Class	Actual	1.22%	$1,000.00	$1,104.85	$6.37
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS New Discovery Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 100.3%
Aerospace – 0.4%
HEICO Corp.	62,995	$3,448,338

Airlines – 2.6%
Allegiant Travel Co. (a)	146,680	$7,260,660
Spirit Airlines, Inc. (a)	788,910	9,459,031
United Continental Holdings, Inc. (a)	281,960	6,380,755

		$23,100,446

Apparel Manufacturers – 1.1%
Arezzo Industria e Comercio S.A. (a)	534,560	$7,484,148
Phillips-Van Heusen Corp.	30,970	2,027,606

		$9,511,754

Biotechnology – 0.9%
Alimera Sciences, Inc. (a)	91,460	$745,399
Anacor Pharmaceuticals, Inc. (a)	433,060	2,797,568
Pacific Biosciences of California, Inc. (a)	177,900	2,081,430
SEQUENOM, Inc. (a)	350,320	2,644,916

		$8,269,313

Broadcasting – 1.9%
QuinStreet, Inc. (a)	1,326,318	$17,215,608

Business Services – 4.8%
Calix, Inc. (a)	311,810	$6,491,884
Concur Technologies, Inc. (a)	137,140	6,866,600
Constant Contact, Inc. (a)	198,370	5,034,631
FleetCor Technologies, Inc. (a)	361,320	10,709,525
Jones Lang LaSalle, Inc.	70,840	6,680,212
LPS Brasil – Consultoria de Imoveis S.A.	100,600	2,449,492
Ultimate Software Group, Inc. (a)	84,610	4,605,322

		$42,837,666

Computer Software – 6.2%
Ariba, Inc. (a)	206,650	$7,123,226
Check Point Software Technologies Ltd. (a)	121,100	6,884,535
CommVault Systems, Inc. (a)	112,660	5,007,737
Nuance Communications, Inc. (a)	290,134	6,229,177
Red Hat, Inc. (a)	172,550	7,920,045
SolarWinds, Inc. (a)	327,890	8,571,045
SuccessFactors, Inc. (a)	437,840	12,872,496

		$54,608,261

Computer Software – Systems – 10.0%
Active Network, Inc. (a)	417,190	$7,342,544
BroadSoft, Inc. (a)	142,090	5,417,892
Cornerstone OnDemand, Inc. (a)	251,440	4,437,916
DemandTec, Inc. (a)	413,530	3,763,123
Fusion-io, Inc. (a)	193,773	5,830,630
IntraLinks Holdings, Inc. (a)	409,600	7,077,888
MICROS Systems, Inc. (a)	90,300	4,488,813
National Instruments Corp.	334,980	9,945,556
PROS Holdings, Inc. (a)	545,300	9,537,297
Qlik Technologies, Inc. (a)	294,190	10,020,111

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
SciQuest, Inc. (a)	467,030	$7,981,543
ServiceSource International, Inc. (a)	265,040	5,889,189
Velti PLC (a)	269,140	4,551,157
Verifone Systems, Inc. (a)	52,140	2,312,409

		$88,596,068

Construction – 4.6%
Beacon Roofing Supply, Inc. (a)	472,020	$10,771,496
Eagle Materials, Inc.	351,830	9,805,502
NVR, Inc. (a)	14,850	10,773,378
Owens Corning (a)	263,590	9,845,087

		$41,195,463

Consumer Products – 0.5%
L’Occitane International S.A.	1,617,500	$4,323,477

Consumer Services – 1.7%
Anhanguera Educacional Participacoes S.A.	179,800	$3,827,223
HomeAway, Inc. (a)	292,750	11,329,425

		$15,156,648

Electrical Equipment – 1.5%
Acuity Brands, Inc.	113,950	$6,356,131
MSC Industrial Direct Co., Inc., “A”	32,690	2,167,674
Sensata Technologies Holding B.V. (a)	125,380	4,720,557

		$13,244,362

Electronics – 7.8%
Aeroflex Holding Corp. (a)	321,110	$5,828,147
DynaVox, Inc., “A” (a)	550,680	4,185,168
Entegris, Inc. (a)	451,850	4,572,722
Fabrinet (a)	457,730	11,113,684
Hittite Microwave Corp. (a)	171,950	10,645,425
Inphi Corp. (a)	256,560	4,464,144
Monolithic Power Systems, Inc. (a)	461,880	7,122,190
Semtech Corp. (a)	253,950	6,942,993
Stratasys, Inc. (a)	142,680	4,808,316
Veeco Instruments, Inc. (a)(l)	187,810	9,091,882

		$68,774,671

Energy – Independent – 6.1%
Brigham Exploration Co. (a)	333,000	$9,966,690
Cabot Oil & Gas Corp.	199,540	13,231,497
Energy XXI (Bermuda) Ltd. (a)	258,100	8,574,082
Oasis Petroleum LLC (a)	335,290	9,951,407
Petrohawk Energy Corp. (a)	513,150	12,659,411

		$54,383,087

Food & Beverages – 1.5%
Green Mountain Coffee Roasters, Inc. (a)	150,200	$13,406,852

Forest & Paper Products – 0.8%
Universal Forest Products, Inc.	281,050	$6,733,958

4

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Furniture & Appliances – 0.8%
SodaStream International Ltd. (a)	120,480	$7,326,389

Gaming & Lodging – 0.7%
Morgans Hotel Group Co. (a)	847,908	$6,096,459

General Merchandise – 0.6%
Lojas Renner S.A.	134,200	$5,116,394

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	127,500	$2,124,115

Insurance – 1.3%
Brazil Insurance Participacoes e Administracao S.A.	9,200	$11,495,210

Internet – 6.4%
Demand Media, Inc. (a)	242,950	$3,291,973
LinkedIn Corp., “A” (a)(l)	176,430	15,894,579
LogMeIn, Inc. (a)	106,510	4,108,091
OpenTable, Inc. (a)	148,610	12,352,463
Shutterfly, Inc. (a)	40,410	2,320,342
TechTarget, Inc. (a)	646,816	4,896,397
WebMD Health Corp. (a)	303,550	13,835,809

		$56,699,654

Machinery & Tools – 6.0%
Douglas Dynamics, Inc.	184,870	$2,919,097
Finning International, Inc.	290,820	8,624,037
Herman Miller, Inc.	327,030	8,901,757
Joy Global, Inc.	49,330	4,698,189
Polypore International, Inc. (a)	218,312	14,810,286
Thermon Group Holdings, Inc. (a)	439,070	5,268,840
United Rentals, Inc. (a)	221,880	5,635,752
WABCO Holdings, Inc. (a)	32,410	2,238,235

		$53,096,193

Medical & Health Technology & Services – 5.1%
Allscripts Healthcare Solutions, Inc. (a)	309,910	$6,018,452
Brookdale Senior Living, Inc. (a)	577,715	14,009,589
Cerner Corp. (a)	147,570	9,018,003
Health Management Associates, Inc., “A” (a)	632,120	6,814,254
IPC The Hospitalist Co., Inc. (a)	69,660	3,228,741
LifePoint Hospitals, Inc. (a)	153,220	5,987,838

		$45,076,877

Medical Equipment – 6.1%
DexCom, Inc. (a)	322,900	$4,678,821
Heartware International, Inc. (a)	61,550	4,559,624
IMRIS, Inc. (a)	279,890	1,911,649
Masimo Corp.	377,750	11,211,620
NxStage Medical, Inc. (a)	498,407	10,376,834
Thoratec Corp. (a)	279,630	9,177,457
Uroplasty, Inc. (a)	611,910	4,589,325
Volcano Corp. (a)	246,500	7,959,485

		$54,464,815

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.8%
Globe Specialty Metals, Inc.	102,330	$2,294,239
Molycorp, Inc. (a)	83,740	5,113,164

		$7,407,403

Network & Telecom – 3.6%
Acme Packet, Inc. (a)	34,470	$2,417,381
Ciena Corp. (a)	184,470	3,390,559
F5 Networks, Inc. (a)	127,710	14,080,028
Finisar Corp. (a)	287,410	5,182,002
Polycom, Inc. (a)	110,800	7,124,440

		$32,194,410

Oil Services – 1.2%
Dresser-Rand Group, Inc. (a)	203,240	$10,924,150

Other Banks & Diversified Financials – 4.6%
Air Lease Corp. (a)	234,620	$5,698,920
BankUnited, Inc.	220,790	5,859,767
First Interstate BancSystem, Inc.	418,740	6,172,228
First Republic Bank (a)	66,600	2,149,848
Metro Bancorp, Inc. (a)	401,570	4,585,929
PacWest Bancorp	294,920	6,066,504
Wintrust Financial Corp.	172,620	5,554,912
Zipcar, Inc. (a)	225,080	4,593,883

		$40,681,991

Precious Metals & Minerals – 0.9%
Stillwater Mining Co. (a)	344,970	$7,592,790

Real Estate – 0.2%
Chesapeake Lodging Trust, REIT	78,395	$1,337,419

Restaurants – 2.3%
Arcos Dorados Holdings, Inc.	219,430	$4,627,779
P.F. Chang’s China Bistro, Inc.	393,070	15,817,137

		$20,444,916

Specialty Chemicals – 0.7%
KiOR, Inc. “A” (a)	134,560	$2,038,584
Rockwood Holdings, Inc. (a)	82,390	4,555,343

		$6,593,927

Specialty Stores – 4.1%
Citi Trends, Inc. (a)	626,380	$9,445,810
Ethan Allen Interiors, Inc.	292,860	6,234,989
Monro Muffler Brake, Inc.	244,515	9,117,964
Urban Outfitters, Inc. (a)	422,540	11,894,501

		$36,693,264

Trucking – 2.3%
Atlas Air Worldwide Holdings, Inc. (a)	131,870	$7,847,584
Landstar System, Inc.	97,440	4,529,011
Swift Transportation Co. (a)	573,700	7,773,635

		$20,150,230

Total Common Stocks (Identified Cost, $824,922,982)		$890,322,578

5

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

	Strike Price		First Exercise	Shares/Par	Value ($)

WARRANTS – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (Identified Cost, $166,679) (a)(z)		$6.57	5/08/07	118,680	$0

RIGHTS – 0.0%
Business Services – 0.0%
LPS Brasil Consultoria de Imoveis S.A. (1 share for 1 right) (Identified Cost, $0) (a)	BRL	39.43	6/30/11	1,216	$0

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	325	$325

COLLATERAL FOR SECURITIES LOANED – 1.5%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	13,199,332	$13,199,332

Total Investments (Identified Cost, $838,289,318)		$903,522,235

OTHER ASSETS, LESS LIABILITIES – (1.8)%		(15,625,405)

Net Assets – 100.0%		$887,896,830

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Castle Brands, Inc. (Warrants)	4/18/07	$166,679	$0
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real

See Notes to Financial Statements

6

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $838,288,993)	$903,521,910
Underlying affiliated funds, at cost and value	325
Total investments, at value, including $13,257,131 of securities on loan (identified cost, $838,289,318)	$903,522,235
Cash	305,755
Receivables for
Investments sold	18,473,608
Fund shares sold	1,140,018
Interest and dividends	212,472
Other assets	3,296
Total assets		$923,657,384
Liabilities
Payable to custodian	$1,720,067
Payables for
Investments purchased	20,122,580
Fund shares reacquired	490,652
Collateral for securities loaned, at value	13,199,332
Payable to affiliates
Investment adviser	44,035
Shareholder servicing costs	795
Distribution and/or service fees	5,290
Payable for independent Trustees’ compensation	2,640
Accrued expenses and other liabilities	175,163
Total liabilities		$35,760,554
Net assets		$887,896,830
Net assets consist of
Paid-in capital	$627,593,643
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	65,234,315
Accumulated net realized gain (loss) on investments and foreign currency transactions	198,233,542
Accumulated net investment loss	(3,164,670)
Net assets		$887,896,830
Shares of beneficial interest outstanding		44,477,846

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$497,581,244	24,565,860	$20.25
Service Class	390,315,586	19,911,986	19.60

See Notes to Financial Statements

7

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net Investment loss
Income
Dividends	$1,610,213
Interest	12,623
Dividends from underlying affiliated funds	4,619
Foreign taxes withheld	(42,536)
Total investment income		$1,584,919
Expenses
Management fee	$3,962,714
Distribution and/or service fees	456,696
Shareholder servicing costs	50,099
Administrative services fee	68,512
Independent Trustees’ compensation	10,196
Custodian fee	78,592
Shareholder communications	65,135
Auditing fees	32,230
Legal fees	6,423
Miscellaneous	21,639
Total expenses		$4,752,236
Fees paid indirectly	(133)
Reduction of expenses by investment adviser	(2,514)
Net expenses		$4,749,589
Net investment loss		$(3,164,670)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $65 country tax)	$105,452,891
Foreign currency transactions	(498,831)
Net realized gain (loss) on investments and foreign currency transactions		$104,954,060
Change in unrealized appreciation (depreciation)
Investments	$(15,813,879)
Translation of assets and liabilities in foreign currencies	1,603
Net unrealized gain (loss) on investments and foreign currency translation		$(15,812,276)
Net realized and unrealized gain (loss) on investments and foreign currency		$89,141,784
Change in net assets from operations		$85,977,114

See Notes to Financial Statements

8

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment loss	$(3,164,670)	$(4,219,907)
Net realized gain (loss) on investments and foreign currency transactions	104,954,060	199,637,306
Net unrealized gain (loss) on investments and foreign currency translation	(15,812,276)	19,102,181
Change in net assets from operations	$85,977,114	$214,519,580
Change in net assets from fund share transactions	$(21,657,902)	$(33,965,430)
Total change in net assets	$64,319,212	$180,554,150
Net assets
At beginning of period	823,577,618	643,023,468
At end of period (including accumulated net investment loss of $3,164,670 and $0, respectively)	$887,896,830	$823,577,618

See Notes to Financial Statements

9

MFS New Discovery Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$18.31		$13.43	$8.23	$16.63	$17.42	$15.65
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.08)	$(0.06)	$(0.04)	$(0.09)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	2.00		4.96	5.26	(5.54)	0.58	2.16
Total from investment operations	$1.94		$4.88	$5.20	$(5.58)	$0.49	$2.06
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(2.82)	$(1.28)	$(0.29)
Net asset value, end of period	$20.25		$18.31	$13.43	$8.23	$16.63	$17.42
Total return (%) (k)(r)(s)	10.60	(n)	36.34	63.18	(39.33)	2.52	13.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.01	1.03	1.01	1.01	1.03
Expenses after expense reductions (f)	0.97	(a)	1.01	1.03	1.01	1.01	1.03
Net investment loss	(0.62	)(a)	(0.54)	(0.57)	(0.36)	(0.50)	(0.63)
Portfolio turnover	105		195	158	121	95	106
Net assets at end of period (000 omitted)	$497,581		$499,020	$423,042	$289,596	$520,726	$533,322

See Notes to Financial Statements

10

MFS New Discovery Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$17.74		$13.05	$8.01	$16.31	$17.15	$15.45
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.11)	$(0.08)	$(0.07)	$(0.13)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency	1.94		4.80	5.12	(5.41)	0.57	2.13
Total from investment operations	$1.86		$4.69	$5.04	$(5.48)	$0.44	$1.99
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(2.82)	$(1.28)	$(0.29)
Net asset value, end of period	$19.60		$17.74	$13.05	$8.01	$16.31	$17.15
Total return (%) (k)(r)(s)	10.48	(n)	35.94	62.92	(39.52)	2.25	12.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.26	1.28	1.26	1.26	1.28
Expenses after expense reductions (f)	1.22	(a)	1.26	1.28	1.26	1.26	1.28
Net investment loss	(0.86	)(a)	(0.79)	(0.82)	(0.60)	(0.75)	(0.88)
Portfolio turnover	105		195	158	121	95	106
Net assets at end of period (000 omitted)	$390,316		$324,557	$219,982	$125,421	$242,510	$285,511

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS New Discovery Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted

12

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$890,322,578	$—	$—	$890,322,578
Mutual Funds	13,199,657	—	—	13,199,657
Total Investments	$903,522,235	$—	$—	$903,522,235

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital

13

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The fund declared no distributions for the current period or for the year ended December 31, 2010.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$839,305,580
Gross appreciation	104,206,274
Gross depreciation	(39,989,619)
Net unrealized appreciation (depreciation)	$64,216,655

As of 12/31/10
Undistributed ordinary income	29,757,086
Undistributed long-term capital gain	64,538,658
Other temporary differences	(205)
Net unrealized appreciation (depreciation)	80,030,534

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $49,171, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $928.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0155% of the fund’s average daily net assets.

14

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,104 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,514, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $930,980,059 and $946,251,352, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,341,683	$64,850,201	4,536,652	$68,573,896
Service Class	4,298,687	81,842,229	6,201,547	92,202,328
	7,640,370	$146,692,430	10,738,199	$160,776,224
Shares reacquired
Initial Class	(6,026,188)	$(117,503,108)	(8,777,202)	$(127,128,602)
Service Class	(2,677,393)	(50,847,224)	(4,768,360)	(67,613,052)
	(8,703,581)	$(168,350,332)	(13,545,562)	$(194,741,654)
Net change
Initial Class	(2,684,505)	$(52,652,907)	(4,240,550)	$(58,554,706)
Service Class	1,621,294	30,995,005	1,433,187	24,589,276
	(1,063,211)	$(21,657,902)	(2,807,363)	$(33,965,430)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $3,769 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

15

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,550,969	218,838,147	(222,388,791)	325

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,619	$325

16

MFS New Discovery Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

17

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

18

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

19

MFS® Core Equity Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VVS-SEM

MFS® CORE EQUITY SERIES

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Core Equity Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Apple, Inc.	3.4%
Exxon Mobil Corp.	3.0%
Abbott Laboratories	1.9%
Fluor Corp.	1.7%
Chevron Corp.	1.7%
Danaher Corp.	1.7%
JPMorgan Chase & Co.	1.6%
International Business Machines Corp.	1.5%
Oracle Corp.	1.5%
EMC Corp.	1.4%

Equity sectors (i)
Financial Services	15.9%
Technology	15.4%
Health Care	12.0%
Energy	11.4%
Industrial Goods & Services	8.3%
Consumer Staples	7.4%
Utilities & Communications	6.3%
Retailing	6.1%
Leisure	6.0%
Basic Materials	4.8%
Transportation	2.2%
Special Products & Services	2.1%
Autos & Housing	1.3%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.91%	$1,000.00	$1,052.40	$4.63
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
Service Class	Actual	1.16%	$1,000.00	$1,050.67	$5.90
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expenses Impacting Table

Expense ratios include 0.01% of investment related expenses from short sales that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

3

MFS Core Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Aerospace – 2.9%
Boeing Co.	2,370	$175,203
Goodrich Corp.	2,480	236,840
Honeywell International, Inc.	7,900	470,761
Precision Castparts Corp.	1,900	312,835
Textron, Inc.	7,490	176,839
United Technologies Corp.	6,760	598,328

		$1,970,806

Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	3,280	$295,134
Phillips-Van Heusen Corp.	1,830	119,810

		$414,944

Automotive – 0.8%
General Motors Co. (a)	13,130	$398,627
Magna International, Inc.	2,670	144,287

		$542,914

Biotechnology – 1.8%
Amgen, Inc. (a)	12,540	$731,709
Anacor Pharmaceuticals, Inc. (a)	14,460	93,412
Gilead Sciences, Inc. (a)	9,420	390,082

		$1,215,203

Broadcasting – 1.8%
Viacom, Inc., “B”	9,750	$497,250
Walt Disney Co.	17,680	690,227

		$1,187,477

Brokerage & Asset Managers – 1.3%
Affiliated Managers Group, Inc. (a)	1,290	$130,871
Blackrock, Inc.	412	79,026
Charles Schwab Corp.	8,250	135,713
CME Group, Inc.	530	154,543
Cowen Group, Inc. “A” (a)	8,612	32,381
Franklin Resources, Inc.	1,650	216,629
GFI Group, Inc.	21,380	98,134

		$847,297

Business Services – 1.6%
Accenture PLC, “A”	4,480	$270,682
FleetCor Technologies, Inc. (a)	11,630	344,713
Jones Lang LaSalle, Inc.	1,650	155,595
Paychex, Inc.	10,740	329,933

		$1,100,923

Cable TV – 1.3%
Comcast Corp., “Special A”	18,590	$450,436
DIRECTV, “A” (a)	7,760	394,363

		$844,799

Chemicals – 2.0%
Celanese Corp.	15,270	$814,044
Ecolab, Inc.	3,480	196,202

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
Monsanto Co.	4,800	$348,192

		$1,358,438

Computer Software – 4.3%
Autodesk, Inc. (a)	11,720	$452,392
Check Point Software Technologies Ltd. (a)	7,170	407,615
Nuance Communications, Inc. (a)	4,710	101,124
Oracle Corp.	30,180	993,224
Red Hat, Inc. (a)	8,970	411,723
Symantec Corp. (a)	10,950	215,934
VeriSign, Inc.	8,260	276,380

		$2,858,392

Computer Software – Systems – 6.7%
Apple, Inc. (a)	6,700	$2,248,989
EMC Corp. (a)	34,950	962,873
International Business Machines Corp.	5,990	1,027,585
NICE Systems Ltd., ADR (a)	6,420	233,431

		$4,472,878

Construction – 0.5%
Lennox International, Inc.	3,460	$149,022
Owens Corning (a)	5,720	213,642

		$362,664

Consumer Products – 1.3%
Avon Products, Inc.	24,370	$682,360
Newell Rubbermaid, Inc.	11,940	188,413

		$870,773

Consumer Services – 0.5%
DeVry, Inc.	1,990	$117,669
Priceline.com, Inc. (a)	420	215,011

		$332,680

Electrical Equipment – 2.2%
Danaher Corp.	20,930	$1,109,081
Sensata Technologies Holding B.V. (a)	9,540	359,181

		$1,468,262

Electronics – 2.4%
Advanced Micro Devices, Inc. (a)	70,491	$492,732
First Solar, Inc. (a)(l)	3,170	419,296
Hittite Microwave Corp. (a)	1,200	74,292
Linear Technology Corp.	4,220	139,344
Microchip Technology, Inc.	11,090	420,422
Oclaro, Inc. (a)	4,960	33,331

		$1,579,417

Energy – Independent – 3.3%
Apache Corp.	3,560	$439,268
Arch Coal, Inc.	3,480	92,777
Canadian Natural Resources Ltd.	2,340	98,093
CONSOL Energy, Inc.	1,390	67,387

4

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – continued
EOG Resources, Inc.	3,740	$391,017
Newfield Exploration Co. (a)	3,100	210,862
Occidental Petroleum Corp.	7,390	768,856
Peabody Energy Corp.	1,590	93,667
Walter Energy, Inc.	660	76,428

		$2,238,355

Energy – Integrated – 5.6%
Chevron Corp.	10,920	$1,123,013
EQT Corp.	2,550	133,926
Exxon Mobil Corp. (s)	25,040	2,037,755
Marathon Oil Corp.	5,370	282,892
QEP Resources, Inc.	4,740	198,274

		$3,775,860

Engineering – Construction – 1.7%
Fluor Corp.	17,870	$1,155,474

Food & Beverages – 3.4%
Bunge Ltd.	1,950	$134,453
Coca-Cola Co.	6,410	431,329
General Mills, Inc.	16,730	622,691
Mead Johnson Nutrition Co., “A”	5,200	351,260
PepsiCo, Inc. (s)	10,880	766,278

		$2,306,011

Food & Drug Stores – 0.9%
CVS Caremark Corp.	11,500	$432,170
Whole Foods Market, Inc.	2,900	184,005

		$616,175

Gaming & Lodging – 0.9%
Carnival Corp.	5,460	$205,460
Las Vegas Sands Corp. (a)	5,120	216,115
Marriott International, Inc., “A”	5,480	194,485

		$616,060

General Merchandise – 2.3%
Kohl’s Corp.	11,250	$562,613
Target Corp.	20,230	948,989

		$1,511,602

Health Maintenance Organizations – 1.1%
Aetna, Inc.	3,430	$151,229
WellPoint, Inc.	7,080	557,692

		$708,921

Insurance – 4.0%
ACE Ltd.	13,770	$906,341
Aflac, Inc.	1,290	60,217
Allied World Assurance Co.	1,720	99,038
Aon Corp.	10,400	533,520
Chubb Corp.	4,580	286,754
MetLife, Inc.	8,520	373,772
Prudential Financial, Inc.	3,770	239,734
Willis Group Holdings PLC	4,090	168,140

		$2,667,516

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 1.0%
Google, Inc., “A” (a)	1,330	$673,485

Leisure & Toys – 0.1%
Mattel, Inc.	2,620	$72,024

Machinery & Tools – 1.1%
Finning International, Inc.	8,110	$240,496
Regal Beloit Corp.	2,680	178,944
Thermon Group Holdings, Inc. (a)	8,570	102,840
WABCO Holdings, Inc. (a)	2,710	187,153

		$709,433

Major Banks – 4.8%
Bank of America Corp.	53,140	$582,414
Bank of New York Mellon Corp.	9,148	234,372
Comerica, Inc.	3,920	135,514
Goldman Sachs Group, Inc.	4,680	622,861
JPMorgan Chase & Co. (s)	26,770	1,095,964
KeyCorp	28,810	239,987
SunTrust Banks, Inc.	11,450	295,410

		$3,206,522

Medical & Health Technology & Services – 1.5%
AmerisourceBergen Corp.	5,500	$227,700
Cross Country Healthcare, Inc. (a)	39,470	299,972
Henry Schein, Inc. (a)	1,470	105,237
Medco Health Solutions, Inc. (a)	5,150	291,078
Quest Diagnostics, Inc.	1,810	106,971

		$1,030,958

Medical Equipment – 2.8%
Becton, Dickinson & Co.	3,150	$271,436
Covidien PLC	4,320	229,954
Medtronic, Inc.	10,700	412,271
NxStage Medical, Inc. (a)	17,678	368,056
NxStage Medical, Inc. (a)	4,850	100,977
St. Jude Medical, Inc.	4,040	192,627
Thermo Fisher Scientific, Inc. (a)	4,710	303,277

		$1,878,598

Metals & Mining – 1.0%
Cliffs Natural Resources, Inc.	3,600	$332,820
Teck Resources Ltd., “B”	6,604	335,661

		$668,481

Natural Gas – Distribution – 0.4%
AGL Resources, Inc.	6,120	$249,145

Natural Gas – Pipeline – 0.4%
Kinder Morgan, Inc.	9,740	$279,830

Network & Telecom – 0.9%
Cisco Systems, Inc.	8,440	$131,748
F5 Networks, Inc. (a)	2,860	315,315
Finisar Corp. (a)	10,030	180,841

		$627,904

5

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 2.5%
Cameron International Corp. (a)	9,040	$454,622
Dresser-Rand Group, Inc. (a)	2,530	135,988
Halliburton Co.	11,050	563,550
Schlumberger Ltd.	6,090	526,176

		$1,680,336

Other Banks & Diversified Financials – 3.2%
American Express Co.	2,540	$131,318
Citigroup, Inc.	12,434	517,752
Discover Financial Services	3,670	98,173
EuroDekania Ltd. (a)(z)	50,820	130,586
TCF Financial Corp.	20,750	286,350
Visa, Inc., “A”	6,120	515,671
Wintrust Financial Corp.	4,810	154,786
Zions Bancorporation	13,600	326,536

		$2,161,172

Pharmaceuticals – 4.8%
Abbott Laboratories	23,990	$1,262,354
Hospira, Inc. (a)	4,570	258,936
Johnson & Johnson	9,940	661,209
Pfizer, Inc.	32,039	660,003
Teva Pharmaceutical Industries Ltd., ADR	8,230	396,851

		$3,239,353

Pollution Control – 0.4%
Republic Services, Inc.	9,700	$299,245

Precious Metals & Minerals – 0.2%
Goldcorp, Inc.	2,490	$120,192

Printing & Publishing – 0.6%
Moody’s Corp.	9,810	$376,214

Railroad & Shipping – 1.2%
CSX Corp.	15,480	$405,886
Kansas City Southern Co. (a)	6,430	381,492

		$787,378

Real Estate – 2.6%
Annaly Mortgage Management, Inc., REIT	18,290	$329,952
Cogdell Spencer, Inc., REIT	22,650	135,674
Entertainment Properties Trust, REIT	14,740	688,358
Kilroy Realty Corp., REIT	7,430	293,411
Mack-Cali Realty Corp., REIT	8,430	277,684

		$1,725,079

Restaurants – 1.3%
McDonald’s Corp.	10,240	$863,437

Specialty Chemicals – 1.6%
Airgas, Inc.	9,450	$661,878
Valspar Corp.	4,280	154,337
W. R. Grace & Co. (a)	5,630	256,897

		$1,073,112

Specialty Stores – 2.3%
Abercrombie & Fitch Co., “A”	2,780	$186,038
Amazon.com, Inc. (a)	2,650	541,899

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Dick’s Sporting Goods, Inc. (a)	3,180	$122,271
PetSmart, Inc.	4,710	213,693
Tiffany & Co.	4,360	342,347
Urban Outfitters, Inc. (a)	6,040	170,026

		$1,576,274

Telecommunications – Wireless – 0.3%
SBA Communications Corp. (a)	4,900	$187,131

Telephone Services – 2.5%
American Tower Corp., “A” (a)	6,640	$347,471
AT&T, Inc.	24,140	758,237
CenturyLink, Inc.	4,982	201,422
Verizon Communications, Inc.	9,700	361,131

		$1,668,261

Tobacco – 2.7%
Altria Group, Inc.	28,590	$755,062
Philip Morris International, Inc.	10,930	729,796
Reynolds American, Inc.	8,490	314,555

		$1,799,413

Trucking – 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	2,860	$170,199
Expeditors International of Washington, Inc.	6,080	311,235
Swift Transportation Co. (a)	14,480	196,204

		$677,638

Utilities – Electric Power – 2.1%
American Electric Power Co., Inc.	8,640	$325,555
Calpine Corp. (a)	7,230	116,620
CMS Energy Corp.	13,350	262,862
PG&E Corp.	5,130	215,614
Public Service Enterprise Group, Inc.	8,200	267,648
Wisconsin Energy Corp.	7,690	241,082

		$1,429,381

Total Common Stocks (Identified Cost, $59,463,204)		$66,083,837

CONVERTIBLE PREFERRED STOCKS – 0.6%
Utilities – Electric Power – 0.6%
PPL Corp., 8.75%	3,270	$179,556
PPL Corp., 9.5%	3,660	204,594

Total Convertible Preferred Stocks (Identified Cost, $352,234)		$384,150

Issuer/Expiration Date/ Strike Price	Number of Contracts

CALL OPTIONS PURCHASED – 0.0%
Construction – 0.0%
Lennar Corp., “A” – August 2011 @ $20	42	$1,008

Network & Telecom – 0.0%
Finisar Corp. – July 2011 @ $26	48	$240

Total Call Options Purchased (Premium Paid, $4,422)		$1,248

6

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	523,893	$523,893

COLLATERAL FOR SECURITIES LOANED – 0.5%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	306,027	$306,027

Total Investments (Identified Cost, $60,649,780)		$67,299,155

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)

PUT OPTIONS WRITTEN – 0.0%
Construction – 0.0%
Lennar Corp., “A” – August 2011 @ $16	(42)	$(924)

Network & Telecom – 0.0%
Finisar Corp. – July 2011 @ $18	(48)	$(3,360)

Total Put Options Written (Premium Received, $4,956)		$(4,284)

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(239,344)

Net Assets – 100.0%		$67,055,527

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for written options. At June 30, 2011, the value of securities pledged amounted to $555,751.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	6/25/07	$737,167	$130,586
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Core Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $60,125,887)	$66,775,262
Underlying affiliated funds, at cost and value	523,893
Total investments, at value, including $306,073 of securities on loan (identified cost, $60,649,780)	$67,299,155
Cash	5,476
Restricted cash	381
Receivables for
Investments sold	265,501
Fund shares sold	117,032
Interest and dividends	94,283
Receivable from investment adviser	3,099
Other assets	443
Total assets		$67,785,370
Liabilities
Payables for
Investments purchased	$262,933
Fund shares reacquired	99,099
Written options outstanding, at value (premiums received, $4,956)	4,284
Collateral for securities loaned, at value	306,027
Payable to affiliates
Shareholder servicing costs	133
Distribution and/or service fees	56
Payable for independent Trustees’ compensation	465
Accrued expenses and other liabilities	56,846
Total liabilities		$729,843
Net assets		$67,055,527
Net assets consist of
Paid-in capital	$81,625,335
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	6,650,072
Accumulated net realized gain (loss) on investments and foreign currency transactions	(22,080,558)
Undistributed net investment income	860,678
Net assets		$67,055,527
Shares of beneficial interest outstanding		4,073,091

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$62,932,065	3,821,397	$16.47
Service Class	4,123,462	251,694	16.38

See Notes to Financial Statements

8

MFS Core Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$588,123
Interest	4,827
Dividends from underlying affiliated funds	420
Foreign taxes withheld	(2,273)
Total investment income		$591,097
Expenses
Management fee	$253,659
Distribution and/or service fees	5,341
Shareholder servicing costs	4,048
Administrative services fee	9,979
Independent Trustees’ compensation	1,652
Custodian fee	10,375
Shareholder communications	19,658
Auditing fees	24,594
Legal fees	577
Dividend and interest expense on securities sold short	2,755
Miscellaneous	6,009
Total expenses		$338,647
Reduction of expenses by investment adviser	(25,679)
Net expenses		$312,968
Net investment income		$278,129
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$3,385,822
Securities sold short	(253,835)
Foreign currency transactions	(154)
Net realized gain (loss) on investments and foreign currency transactions		$3,131,833
Change in unrealized appreciation (depreciation)
Investments	$(78,919)
Written options	672
Securities sold short	172,898
Translation of assets and liabilities in foreign currencies	8
Net unrealized gain (loss) on investments and foreign currency translation		$94,659
Net realized and unrealized gain (loss) on investments and foreign currency		$3,226,492
Change in net assets from operations		$3,504,621

See Notes to Financial Statements

9

MFS Core Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$278,129	$583,252
Net realized gain (loss) on investments and foreign currency transactions	3,131,833	4,789,711
Net unrealized gain (loss) on investments and foreign currency translation	94,659	4,765,002
Change in net assets from operations	$3,504,621	$10,137,965
Distributions declared to shareholders
From net investment income	$—	$(705,029)
Change in net assets from fund share transactions	$(3,673,912)	$(8,847,188)
Total change in net assets	$(169,291)	$585,748
Net assets
At beginning of period	67,224,818	66,639,070
At end of period (including undistributed net investment income of $860,678 and $582,549, respectively)	$67,055,527	$67,224,818

See Notes to Financial Statements

10

MFS Core Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$15.65		$13.49	$10.38	$17.18	$15.51	$13.69
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.13	$0.14	$0.16	$0.09	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		2.18	3.16	(6.85)	1.64	1.83
Total from investment operations	$0.82		$2.31	$3.30	$(6.69)	$1.73	$1.88
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.19)	$(0.11)	$(0.06)	$(0.06)
Net asset value, end of period	$16.47		$15.65	$13.49	$10.38	$17.18	$15.51
Total return (%) (k)(r)(s)	5.24	(n)	17.21	32.43	(39.15)	11.15	13.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.01	1.01	0.95	1.03	0.92
Expenses after expense reductions (f)	0.91	(a)	0.91	0.90	0.90	0.90	0.90
Net investment income	0.84	(a)	0.93	1.20	1.13	0.53	0.35
Portfolio turnover	31		69	90	109	151	89
Net assets at end of period (000 omitted)	$62,932		$62,602	$61,856	$54,049	$115,251	$131,259
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.90	(a)	0.90	0.90	N/A	N/A	N/A

See Notes to Financial Statements

11

MFS Core Equity Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$15.59		$13.45	$10.32	$17.07	$15.41	$13.60
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.09	$0.11	$0.12	$0.04	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.74		2.17	3.17	(6.81)	1.63	1.82
Total from investment operations	$0.79		$2.26	$3.28	$(6.69)	$1.67	$1.83
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.15)	$(0.06)	$(0.01)	$(0.02)
Net asset value, end of period	$16.38		$15.59	$13.45	$10.32	$17.07	$15.41
Total return (%) (k)(r)(s)	5.07	(n)	16.86	32.24	(39.32)	10.87	13.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.26	1.26	1.20	1.27	1.17
Expenses after expense reductions (f)	1.16	(a)	1.16	1.15	1.15	1.15	1.15
Net investment income	0.59	(a)	0.67	0.95	0.87	0.25	0.10
Portfolio turnover	31		69	90	109	151	89
Net assets at end of period (000 omitted)	$4,123		$4,623	$4,783	$4,571	$9,288	$14,740
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	1.15	1.15	N/A	N/A	N/A

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.87%.

See Notes to Financial Statements

12

MFS Core Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the

13

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$64,260,807	$101,217	$—	$64,362,024
Israel	1,037,896	—	—	1,037,896
Canada	938,729	—	—	938,729
United Kingdom	—	—	130,586	130,586
Mutual Funds	829,920	—	—	829,920
Total Investments	$67,067,352	$101,217	$130,586	$67,299,155

Other Financial Instruments
Written Options	$(4,284)	$—	$—	$(4,284)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/10	$78,293
Change in unrealized appreciation (depreciation)	52,293
Balance as of 6/30/11	$130,586

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2011 is $52,293.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments generally are indicative of the volume of its derivative activity during the period.

14

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$1,248	$—
Equity	Written Equity Options	—	(4,284)
Total		$1,248	$(4,284)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Investment Transactions (Purchased Options)
Equity	$(10,337)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(3,174)	$672

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

15

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	90	4,956
Options closed	—	—
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	90	$4,956

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2011, this expense amounted to $2,755. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2011, the fund had no short sales outstanding.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between

16

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$705,029

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$60,751,616
Gross appreciation	9,364,068
Gross depreciation	(2,816,529)
Net unrealized appreciation (depreciation)	$6,547,539

As of 12/31/10
Undistributed ordinary income	582,549
Capital loss carryforwards	(25,154,103)
Other temporary differences	(172,881)
Net unrealized appreciation (depreciation)	6,670,006

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

17

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(16,149,798)
12/31/17	(9,004,305)
Total	$(25,154,103)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$663,488
Service Class	—	41,541
Total	$—	$705,029

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. For the six months ended June 30, 2011, this reduction amounted to $25,485 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $3,774, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $274.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0295% of the fund’s average daily net assets.

18

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $239 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $194, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $20,884,133 and $24,888,968, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	286,684	$4,638,558	251,174	$3,529,038
Service Class	13,383	220,743	19,762	274,095
	300,067	$4,859,301	270,936	$3,803,133
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	45,507	$663,488
Service Class	—	—	2,855	41,541
	—	$—	48,362	$705,029
Shares reacquired
Initial Class	(465,864)	$(7,590,857)	(880,123)	$(12,221,995)
Service Class	(58,291)	(942,356)	(81,719)	(1,133,355)
	(524,155)	$(8,533,213)	(961,842)	$(13,355,350)
Net change
Initial Class	(179,180)	$(2,952,299)	(583,442)	$(8,029,469)
Service Class	(44,908)	(721,613)	(59,102)	(817,719)
	(224,088)	$(3,673,912)	(642,544)	$(8,847,188)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $322 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

19

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	104,440	7,879,950	(7,460,497)	523,893

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$420	$523,893

20

MFS Core Equity Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

21

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Account transactions and transaction history

•  Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

22

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

23

MFS® Utilities Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VUF-SEM

MFS® UTILITIES SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Utilities Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
El Paso Corp.	3.3%
Williams Cos, Inc.	3.0%
Comcast Corp.	2.9%
CMS Energy Corp.	2.8%
Virgin Media, Inc.	2.8%
Nextera Energy, Inc.	2.6%
Public Service Enterprise Group, Inc.	2.4%
AES Corp.	2.4%
QEP Resources, Inc.	2.4%
EQT Corp.	2.2%

Top five industries (i)
Utilities – Electric Power	49.1%
Telephone Services	10.7%
Cable TV	9.5%
Telecommunications – Wireless	8.8%
Natural Gas – Pipeline	8.4%

Issuer country weightings (i)(x)
United States	62.8%
Brazil	8.9%
United Kingdom	4.9%
Portugal	3.1%
Spain	3.0%
Israel	2.7%
Czech Republic	2.1%
Chile	2.0%
Russia	1.5%
Other Countries	9.0%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.79%	$1,000.00	$1,107.24	$4.13
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,105.81	$5.43
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Utilities Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 94.9%
Broadcasting – 0.4%
Viacom, Inc., “B”	168,600	$8,598,600

Cable TV – 8.8%
Comcast Corp., “Special A”	2,498,170	$60,530,659
DIRECTV, “A” (a)	124,930	6,348,943
Telenet Group Holding N.V.	588,061	27,979,596
Time Warner Cable, Inc.	369,820	28,860,753
Virgin Media, Inc.	1,955,280	58,521,530

		$182,241,481

Energy – Independent – 2.3%
Arch Coal, Inc.	325,450	$8,676,497
EOG Resources, Inc.	59,850	6,257,318
Occidental Petroleum Corp.	122,350	12,729,294
Williams Partners LP	373,560	20,239,481

		$47,902,590

Energy – Integrated – 4.6%
EQT Corp.	862,590	$45,303,227
QEP Resources, Inc.	1,166,520	48,795,532

		$94,098,759

Natural Gas – Distribution – 4.3%
AGL Resources, Inc.	303,760	$12,366,070
Centrica PLC	1,362,856	7,071,596
NiSource, Inc.	605,020	12,251,655
Questar Corp.	566,300	10,029,173
Sempra Energy	272,210	14,394,465
Spectra Energy Corp.	881,730	24,168,219
UGI Corp.	257,000	8,195,730

		$88,476,908

Natural Gas – Pipeline – 8.4%
El Paso Corp.	3,392,657	$68,531,671
Enagas S.A.	1,181,848	28,638,542
Kinder Morgan, Inc.	545,590	15,674,801
Williams Cos., Inc.	2,018,205	61,050,701

		$173,895,715

Special Products & Services – 0.4%
Hutchison Port Holdings Trust, IEU (a)	9,912,000	$8,375,640

Telecommunications – Wireless – 8.4%
America Movil S.A.B. de C.V., “L”, ADR	211,310	$11,385,383
Cellcom Israel Ltd.	1,158,313	32,108,436
Millicom International Cellular S.A.	19,540	2,038,892
Mobile TeleSystems OJSC, ADR	1,110,610	21,123,802
MTN Group Ltd.	674,368	14,351,438
NII Holdings, Inc. (a)	804,500	34,094,710
Partner Communication Co. Ltd., ADR	643,300	9,598,036
SBA Communications Corp. (a)	301,120	11,499,773
Tim Participacoes S.A., ADR	414,300	20,387,703
Vodafone Group PLC	6,552,450	17,383,545

		$173,971,718

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 10.7%
American Tower Corp., “A” (a)	494,810	$25,893,407
AT&T, Inc.	65,560	2,059,240
Bezeq – The Israel Telecommunication Corp. Ltd.	5,965,360	15,097,099
CenturyLink, Inc.	544,371	22,008,920
Crown Castle International Corp. (a)	244,380	9,968,260
Deutsche Telekom AG	1,074,060	16,844,879
Frontier Communications Corp.	639,620	5,161,733
Kabel Deutschland Holding AG (a)	85,390	5,250,319
Portugal Telecom, SGPS, S.A.	1,298,975	12,878,913
PT XL Axiata Tbk	17,961,000	12,880,899
Royal KPN N.V.	1,273,647	18,525,197
TDC A/S (a)	2,289,245	20,892,243
Telecom Italia S.p.A.	10,067,193	11,715,647
Telecomunicacoes de Sao Paulo S.A., ADR	1,451,058	43,096,423

		$222,273,179

Utilities – Electric Power – 46.6%
AES Corp. (a)	3,872,380	$49,334,121
AES Tiete S.A., IPS	1,058,359	17,143,700
Aguas Andinas S.A.	28,990,356	15,700,137
Alliant Energy Corp.	174,780	7,106,555
American Electric Power Co., Inc.	1,063,890	40,087,375
American Water Works Co., Inc.	412,210	12,139,584
Calpine Corp. (a)	1,695,150	27,342,769
CenterPoint Energy, Inc.	1,589,790	30,762,436
CEZ AS	844,530	43,457,589
China Hydroelectric Corp., ADR (a)	482,890	1,970,191
CMS Energy Corp.	2,985,160	58,777,800
Companhia de Saneamento de Minas Gerais – Copasa MG	863,800	17,324,153
Companhia Paranaense de Energia, ADR	371,670	10,094,557
Companhia Paranaense de Energia, IPS	320,700	8,527,889
Constellation Energy Group, Inc.	820,650	31,151,874
E-CL S.A.	3,500,510	9,842,024
E.ON AG	260,594	7,401,177
Edison International	960,640	37,224,800
EDP Renovaveis S.A. (a)	2,194,276	14,475,048
Eletropaulo Metropolitana S.A., IPS	840,800	18,242,071
ENEL OGK-5 OAO (a)	22,959,317	1,836,745
Energias de Portugal S.A.	10,104,628	35,885,743
Enersis S.A., ADR	721,380	16,663,878
EVN AG	138,248	2,397,744
Federal Grid Co. of Unified Energy System JSC	301,177,510	3,343,070
Fortum Corp.	952,021	27,570,041
GenOn Energy, Inc. (a)	1,084,110	4,184,665
Hawaiian Electric Industries, Inc.	6,500	156,390
International Power PLC	4,863,108	25,108,845
Light S.A.	1,306,340	24,575,749
National Grid PLC	2,938,619	28,887,579
NextEra Energy, Inc.	919,080	52,810,337

4

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Northeast Utilities	458,793	$16,135,750
NRG Energy, Inc. (a)	953,914	23,447,206
NV Energy, Inc.	663,140	10,179,199
OGE Energy Corp.	492,020	24,758,446
OGK-4 OAO (a)	20,994,883	1,763,570
PG&E Corp.	861,010	36,188,250
PPL Corp.	809,120	22,517,810
Public Service Enterprise Group, Inc.	1,550,460	50,607,014
Red Electrica de Espana	536,996	32,414,410
Scottish & Southern Energy PLC	996,089	22,269,529
TGK International GmbH	5,520,996,663	2,815,708
Tractebel Energia S.A.	1,460,100	25,728,222
Wisconsin Energy Corp.	129,200	4,050,420
Xcel Energy, Inc.	380,440	9,244,692

		$963,646,862

Total Common Stocks (Identified Cost, $1,759,734,923)		$1,963,481,452

BONDS – 0.3%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.305%, 2023 (i)(z)	$245,437	$14,726

Utilities – Electric Power – 0.3%
GenOn Energy, Inc., 9.875%, 2020	$5,795,000	$6,055,775

Total Bonds (Identified Cost, $5,840,820)		$6,070,501

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS – 2.2%
Utilities – Electric Power – 2.2%
Great Plains Energy, Inc., 12%	141,030	$9,200,797
NextEra Energy, Inc., 7%	235,780	12,201,615
PPL Corp., 9.5%	262,860	14,693,874
PPL Corp., 8.75%	195,820	10,752,476

Total Convertible Preferred Stocks (Identified Cost, $44,181,874)		$46,848,762

CONVERTIBLE BONDS – 1.0%
Cable TV – 0.7%
Virgin Media, Inc., 6.5%, 2016	$7,481,000	$13,381,639

Telecommunications – Wireless – 0.3%
SBA Communications Corp., 4%, 2014	$5,093,000	$7,142,933

Total Convertible Bonds (Identified Cost, $15,005,471)		$20,524,572

MONEY MARKET FUNDS (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	28,424,317	$28,424,317

Total Investments (Identified Cost, $1,853,187,405)		$2,065,349,604

OTHER ASSETS, LESS LIABILITIES – 0.2%		3,473,594

Net Assets – 100.0%		$2,068,823,198

(a)	Non-income producing security.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 3.305%, 2023	1/18/02	$10,766	$14,726
% of Net Assets			0.00%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real

EUR	Euro

GBP	British Pound

5

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/11

Forward Foreign Currency Exchange Contracts at 6/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Citibank N.A.	313,599	7/12/11	$448,807	$454,676	$5,869
BUY	EUR	Credit Suisse Group	6,262,274	7/12/11	8,999,788	9,079,465	79,677
BUY	EUR	Deutsche Bank AG	1,373,821	7/12/11	1,972,120	1,991,858	19,738
BUY	EUR	HSBC Bank	1,250,226	7/12/11	1,780,750	1,812,662	31,912
BUY	EUR	Merrill Lynch International Bank	1,649,464	7/12/11	2,347,358	2,391,503	44,145
BUY	EUR	Morgan Stanley Capital Services, Inc.	91,557	7/12/11	132,360	132,745	385
SELL	EUR	Citibank N.A.	511,037	7/12/11	743,560	740,936	2,624
SELL	EUR	Credit Suisse Group	4,591,972	7/12/11	6,704,243	6,657,750	46,493
SELL	EUR	HSBC Bank	667,002	7/12/11	978,685	967,064	11,621
SELL	GBP	Barclays Bank PLC	30,119,070	7/12/11	49,089,218	48,335,480	753,738
SELL	GBP	Credit Suisse Group	1,127,803	7/12/11	1,845,259	1,809,913	35,346
SELL	GBP	Deutsche Bank AG	30,617,047	7/12/11	49,912,038	49,134,640	777,398
SELL	GBP	HSBC Bank	579,829	7/12/11	941,584	930,517	11,067
SELL	GBP	JPMorgan Chase Bank N.A.	246,767	7/12/11	397,097	396,014	1,083
SELL	GBP	Merrill Lynch International Bank	745,215	7/12/11	1,219,567	1,195,931	23,636
SELL	GBP	UBS AG	422,496	7/12/11	693,437	678,027	15,410

							$1,860,142

Liability Derivatives
SELL	BRL	Barclays Bank PLC	5,384,000	8/02/11	$3,355,772	$3,427,134	$(71,362)
SELL	BRL	Credit Suisse Group	21,984,672	8/02/11-11/04/11	13,639,481	13,857,388	(217,907)
SELL	BRL	Deutsche Bank AG	34,857,000	9/02/11-11/04/11	21,568,575	21,923,439	(354,864)
SELL	BRL	Goldman Sachs International	4,915,000	8/02/11	3,070,915	3,128,596	(57,681)
SELL	BRL	HSBC Bank	30,743,288	8/02/11-11/07/11	18,746,444	19,388,175	(641,731)
SELL	BRL	JPMorgan Chase Bank N.A.	66,849,077	8/02/11-11/04/11	41,250,739	42,371,433	(1,120,694)
SELL	BRL	Morgan Stanley Capital Services, Inc.	15,890,000	8/02/11	9,899,400	10,114,629	(215,229)
SELL	BRL	UBS AG	16,940,000	8/02/11	10,620,932	10,782,996	(162,064)
BUY	EUR	Citibank N.A.	596,249	7/12/11	865,581	864,482	(1,099)
BUY	EUR	Credit Suisse Group	2,873,976	7/12/11	4,200,603	4,166,883	(33,720)
BUY	EUR	Merrill Lynch International Bank	507,561	7/12/11	740,075	735,896	(4,179)
SELL	EUR	Barclays Bank PLC	233,858	7/12/11	331,559	339,063	(7,504)
SELL	EUR	Credit Suisse Group	6,055,102	7/12/11	8,686,855	8,779,094	(92,239)
SELL	EUR	Deutsche Bank AG	12,666,688	7/12/11	18,074,818	18,365,015	(290,197)
SELL	EUR	Goldman Sachs International	389,104	7/12/11	557,746	564,150	(6,404)
SELL	EUR	HSBC Bank	582,753	7/12/11	833,716	844,915	(11,199)
SELL	EUR	Merrill Lynch International Bank	926,131	7/12/11	1,318,582	1,342,767	(24,185)
SELL	EUR	UBS AG	95,227,551	7/12/11-9/15/11	137,155,502	137,819,892	(664,390)
BUY	GBP	Barclays Bank PLC	464,284	7/12/11	746,225	745,089	(1,136)
BUY	GBP	HSBC Bank	1,233,671	7/12/11	2,003,451	1,979,812	(23,639)
SELL	GBP	Barclays Bank PLC	273,473	7/12/11	436,617	438,873	(2,256)

							$(4,003,679)

At June 30, 2011, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

6

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,824,763,088)	$2,036,925,287
Underlying affiliated funds, at cost and value	28,424,317
Total investments, at value (identified cost, $1,853,187,405)	$2,065,349,604
Cash	1,684,097
Restricted cash	480,000
Receivables for
Forward foreign currency exchange contracts	1,860,142
Investments sold	9,146,617
Fund shares sold	654,181
Interest and dividends	10,099,729
Other assets	8,016
Total assets		$2,089,282,386
Liabilities
Payables for
Forward foreign currency exchange contracts	$4,003,679
Investments purchased	14,819,099
Fund shares reacquired	1,256,599
Payable to affiliates
Investment adviser	82,980
Shareholder servicing costs	1,448
Distribution and/or service fees	20,223
Payable for independent Trustees’ compensation	5,887
Accrued expenses and other liabilities	269,273
Total liabilities		$20,459,188
Net assets		$2,068,823,198
Net assets consist of
Paid-in capital	$1,920,324,990
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	209,988,853
Accumulated net realized gain (loss) on investments and foreign currency transactions	(164,799,524)
Undistributed net investment income	103,308,879
Net assets		$2,068,823,198
Shares of beneficial interest outstanding		74,686,422

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$577,404,677	20,635,389	$27.98
Service Class	1,491,418,521	54,051,033	27.59

See Notes to Financial Statements

7

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$56,065,364
Interest	424,881
Dividends from underlying affiliated funds	20,554
Foreign taxes withheld	(3,835,710)
Total investment income		$52,675,089
Expenses
Management fee	$7,120,971
Distribution and/or service fees	1,759,600
Shareholder servicing costs	110,535
Administrative services fee	146,496
Independent Trustees’ compensation	21,508
Custodian fee	188,223
Shareholder communications	92,599
Auditing fees	24,296
Legal fees	16,002
Miscellaneous	45,817
Total expenses		$9,526,047
Fees paid indirectly	(690)
Reduction of expenses by investment adviser	(5,567)
Net expenses		$9,519,790
Net investment income		$43,155,299
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$86,238,145
Foreign currency transactions	(16,473,204)
Net realized gain (loss) on investments and foreign currency transactions		$69,764,941
Change in unrealized appreciation (depreciation)
Investments	$87,097,415
Translation of assets and liabilities in foreign currencies	(2,089,193)
Net unrealized gain (loss) on investments and foreign currency translation		$85,008,222
Net realized and unrealized gain (loss) on investments and foreign currency		$154,773,163
Change in net assets from operations		$197,928,462

See Notes to Financial Statements

8

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited	)	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$43,155,299		$57,761,335
Net realized gain (loss) on investments and foreign currency transactions	69,764,941		74,636,945
Net unrealized gain (loss) on investments and foreign currency translation	85,008,222		92,299,866
Change in net assets from operations	$197,928,462		$224,698,146
Distributions declared to shareholders
From net investment income	$—		$(53,910,218)
Change in net assets from fund share transactions	$(6,063,304)		$(68,416,700)
Total change in net assets	$191,865,158		$102,371,228
Net assets
At beginning of period	1,876,958,040		1,774,586,812
At end of period (including undistributed net investment income of $103,308,879 and $60,153,580, respectively)	$2,068,823,198		$1,876,958,040

See Notes to Financial Statements

9

MFS Utilities Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$25.27		$22.92	$18.21	$34.48	$29.27	$23.74
Income (loss) from investment operations
Net investment income (d)	$0.61		$0.79	$0.80	$0.73	$0.71	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	2.10		2.29	4.90	(11.97)	7.10	6.47
Total from investment operations	$2.71		$3.08	$5.70	$(11.24)	$7.81	$7.06
Less distributions declared to shareholders
From net investment income	$—		$(0.73)	$(0.99)	$(0.44)	$(0.32)	$(0.53)
From net realized gain on investments	—		—	—	(4.59)	(2.28)	(1.00)
Total distributions declared to shareholders	$—		$(0.73)	$(0.99)	$(5.03)	$(2.60)	$(1.53)
Net asset value, end of period	$27.98		$25.27	$22.92	$18.21	$34.48	$29.27
Total return (%) (k)(r)(s)	10.72	(n)	13.81	33.44	(37.77)	27.90	31.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.81	0.83	0.84	0.85	0.87
Expenses after expense reductions (f)	0.79	(a)	0.81	0.83	0.81	0.82	0.86
Net investment income	4.56	(a)(l)	3.47	4.11	2.76	2.22	2.32
Portfolio turnover	26		56	70	68	84	94
Net assets at end of period (000 omitted)	$577,405		$541,653	$564,822	$495,297	$969,404	$710,341

See Notes to Financial Statements

10

MFS Utilities Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$24.95		$22.65	$17.98	$34.11	$29.01	$23.56
Income (loss) from investment operations
Net investment income (d)	$0.57		$0.73	$0.73	$0.66	$0.62	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	2.07		2.25	4.86	(11.82)	7.03	6.42
Total from investment operations	$2.64		$2.98	$5.59	$(11.16)	$7.65	$6.95
Less distributions declared to shareholders
From net investment income	$—		$(0.68)	$(0.92)	$(0.38)	$(0.27)	$(0.50)
From net realized gain on investments	—		—	—	(4.59)	(2.28)	(1.00)
Total distributions declared to shareholders	$—		$(0.68)	$(0.92)	$(4.97)	$(2.55)	$(1.50)
Net asset value, end of period	$27.59		$24.95	$22.65	$17.98	$34.11	$29.01
Total return (%) (k)(r)(s)	10.58	(n)	13.51	33.09	(37.91)	27.56	30.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.06	1.08	1.09	1.10	1.12
Expenses after expense reductions (f)	1.04	(a)	1.06	1.07	1.06	1.07	1.11
Net investment income	4.33	(a)(l)	3.23	3.83	2.54	1.96	2.11
Portfolio turnover	26		56	70	68	84	94
Net assets at end of period (000 omitted)	$1,491,419		$1,335,305	$1,209,765	$992,502	$1,715,446	$993,085

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Utilities Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the

12

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,237,266,617	$—	$—	$1,237,266,617
Brazil	185,120,467	—	—	185,120,467
United Kingdom	100,721,093	—	—	100,721,093
Portugal	63,239,703	—	—	63,239,703
Spain	61,052,952	—	—	61,052,952
Israel	41,706,472	15,097,099	—	56,803,571
Czech Republic	43,457,589	—	—	43,457,589
Chile	42,206,040	—	—	42,206,040
Russia	30,882,896	—	—	30,882,896
Other Countries	189,579,286	—	—	189,579,286
Corporate Bonds	—	26,580,347	—	26,580,347
Commercial Mortgage-Backed Securities	—	14,726	—	14,726
Mutual Funds	28,424,317	—	—	28,424,317
Total Investments	$2,023,657,432	$41,692,172	$—	$2,065,349,604

Other Financial Instruments
Forward Currency Contracts	$—	$(2,143,537)	$—	$(2,143,537)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$1,860,142	$(4,003,679)

13

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Foreign Currency Transactions
Foreign Exchange	$(15,538,673)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(2,048,795)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury

14

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$53,910,218

15

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$1,872,712,881
Gross appreciation	282,347,763
Gross depreciation	(89,711,040)
Net unrealized appreciation (depreciation)	$192,636,723
As of 12/31/10
Undistributed ordinary income	60,058,838
Capital loss carryforwards	(215,150,574)
Other temporary differences	10,589
Net unrealized appreciation (depreciation)	105,650,893

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(95,096,618)
12/31/17	(120,053,956)
Total	$(215,150,574)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$17,038,959
Service Class	—	36,871,259
Total	$—	$53,910,218

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $109,627, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $908.

16

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0149% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,873 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,567, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $548,912,564 and $516,874,540, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,005,658	$27,257,796	1,843,606	$42,047,040
Service Class	3,200,281	85,108,413	5,744,719	129,754,840
	4,205,939	$112,366,209	7,588,325	$171,801,880
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	752,272	$17,038,959
Service Class	—	—	1,646,038	36,871,259
	—	$—	2,398,310	$53,910,218
Shares reacquired
Initial Class	(1,803,940)	$(48,147,965)	(5,803,553)	$(131,670,247)
Service Class	(2,665,991)	(70,281,548)	(7,287,517)	(162,458,551)
	(4,469,931)	$(118,429,513)	(13,091,070)	$(294,128,798)
Net change
Initial Class	(798,282)	$(20,890,169)	(3,207,675)	$(72,584,248)
Service Class	534,290	14,826,865	103,240	4,167,548
	(263,992)	$(6,063,304)	(3,104,435)	$(68,416,700)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused

17

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $8,982 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,020,520	247,164,854	(246,761,057)	28,424,317

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,554	$28,424,317

18

MFS Utilities Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

19

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

20

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

21

MFS® Investors Growth

Stock Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VGS-SEM

MFS® INVESTORS GROWTH STOCK SERIES

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Growth Stock Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Investors Growth Stock Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Oracle Corp.	4.5%
Danaher Corp.	4.0%
Apple, Inc.	3.9%
International Business Machines Corp.	3.6%
Accenture Ltd., “A”	3.3%
United Technologies Corp.	3.0%
Colgate-Palmolive Co.	2.9%
Schlumberger Ltd.	2.9%
Google, Inc., “A”	2.5%
PepsiCo, Inc.	2.3%

Equity sectors
Technology	26.0%
Industrial Goods & Services	11.6%
Health Care	11.2%
Consumer Staples	11.1%
Special Products & Services	8.8%
Financial Services	8.2%
Retailing	7.9%
Energy	7.2%
Basic Materials	3.4%
Autos & Housing	1.6%
Leisure	1.6%
Transportation	0.7%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Growth Stock Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.84%	$1,000.00	$1,063.58	$4.30
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
Service Class	Actual	1.09%	$1,000.00	$1,063.20	$5.58
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Investors Growth Stock Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 3.6%
Precision Castparts Corp.	14,560	$2,397,298
United Technologies Corp.	119,080	10,539,771

		$12,937,069

Alcoholic Beverages – 1.1%
Diageo PLC	186,597	$3,812,368

Apparel Manufacturers – 3.2%
LVMH Moet Hennessy Louis Vuitton S.A.	22,682	$4,081,934
NIKE, Inc., “B”	83,340	7,498,933

		$11,580,867

Automotive – 1.6%
Johnson Controls, Inc.	140,570	$5,856,146

Broadcasting – 0.4%
Omnicom Group, Inc.	27,550	$1,326,808

Brokerage & Asset Managers – 4.3%
Charles Schwab Corp.	222,360	$3,657,822
CME Group, Inc.	19,990	5,828,884
Franklin Resources, Inc.	43,530	5,715,054

		$15,201,760

Business Services – 8.8%
Accenture PLC, “A”	193,250	$11,676,165
Dun & Bradstreet Corp.	87,990	6,646,765
MSCI, Inc., “A” (a)	188,760	7,112,477
Verisk Analytics, Inc., “A” (a)	175,830	6,087,235

		$31,522,642

Cable TV – 1.2%
DIRECTV, “A” (a)	82,580	$4,196,716

Chemicals – 0.8%
Monsanto Co.	39,210	$2,844,293

Computer Software – 6.3%
Autodesk, Inc. (a)	59,970	$2,314,842
Check Point Software Technologies Ltd. (a)	73,050	4,152,893
Oracle Corp.	489,560	16,111,420

		$22,579,155

Computer Software – Systems – 10.6%
Apple, Inc. (a)	41,250	$13,846,388
EMC Corp. (a)	231,320	6,372,866
Hewlett-Packard Co.	134,770	4,905,628
International Business Machines Corp.	74,680	12,811,354

		$37,936,236

Consumer Products – 5.6%
Church & Dwight Co., Inc.	64,850	$2,629,019
Colgate-Palmolive Co.	119,250	10,423,643
Procter & Gamble Co.	107,993	6,865,115

		$19,917,777

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 8.0%
Amphenol Corp., “A”	65,060	$3,512,589
Danaher Corp.	271,450	14,384,136
Sensata Technologies Holding B.V. (a)	160,090	6,027,389
W.W. Grainger, Inc.	30,450	4,678,643

		$28,602,757

Electronics – 4.6%
ASML Holding N.V.	51,750	$1,912,680
Microchip Technology, Inc.	198,090	7,509,592
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	545,716	6,881,479

		$16,303,751

Energy – Integrated – 2.4%
Chevron Corp.	22,100	$2,272,764
Exxon Mobil Corp.	50,780	4,132,476
Hess Corp.	27,210	2,034,220

		$8,439,460

Food & Beverages – 4.4%
Groupe Danone	73,040	$5,449,529
Mead Johnson Nutrition Co., “A”	29,670	2,004,209
PepsiCo, Inc.	118,670	8,357,928

		$15,811,666

Food & Drug Stores – 0.6%
CVS Caremark Corp.	54,353	$2,042,586

General Merchandise – 2.9%
Kohl’s Corp.	93,320	$4,666,933
Target Corp.	120,210	5,639,051

		$10,305,984

Internet – 3.2%
eBay, Inc. (a)	68,870	$2,222,435
Google, Inc., “A” (a)	17,890	9,059,138

		$11,281,573

Major Banks – 0.6%
Bank of New York Mellon Corp.	78,048	$1,999,590

Medical & Health Technology & Services – 1.9%
Medco Health Solutions, Inc. (a)	39,580	$2,237,062
Patterson Cos., Inc.	138,490	4,554,936

		$6,791,998

Medical Equipment – 6.5%
Becton, Dickinson & Co.	70,720	$6,093,942
DENTSPLY International, Inc.	114,450	4,358,256
Medtronic, Inc.	46,640	1,797,039
St. Jude Medical, Inc.	42,070	2,005,898
Thermo Fisher Scientific, Inc. (a)	101,230	6,518,200
Waters Corp. (a)	24,890	2,382,969

		$23,156,304

4

MFS Investors Growth Stock Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.9%
BHP Billiton Ltd., ADR	32,900	$3,113,327

Network & Telecom – 1.3%
Cisco Systems, Inc.	291,320	$4,547,505

Oil Services – 4.8%
National Oilwell Varco, Inc.	88,570	$6,927,060
Schlumberger Ltd.	118,350	10,225,440

		$17,152,500

Other Banks & Diversified Financials – 3.3%
MasterCard, Inc., “A”	13,610	$4,101,237
Visa, Inc., “A”	90,390	7,616,261

		$11,717,498

Pharmaceuticals – 2.8%
Abbott Laboratories	62,180	$3,271,912
Allergan, Inc.	30,400	2,530,800
Johnson & Johnson	63,840	4,246,637

		$10,049,349

Railroad & Shipping – 0.7%
Kuehne & Nagel, Inc. AG	15,280	$2,319,034

Specialty Chemicals – 1.7%
Praxair, Inc.	56,980	$6,176,062

Specialty Stores – 1.2%
Industria de Diseno Textil S.A.	26,664	$2,429,821
Staples, Inc.	122,195	1,930,681

		$4,360,502

Total Common Stocks (Identified Cost, $299,155,721)		$353,883,283

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.5%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	1,733,210	$1,733,210

Total Investments (Identified Cost, $300,888,931)		$355,616,493

OTHER ASSETS, LESS LIABILITIES – 0.2%		645,946

Net Assets – 100.0%		$356,262,439

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $299,155,721)	$353,883,283
Underlying affiliated funds, at cost and value	1,733,210
Total investments, at value (identified cost, $300,888,931)	$355,616,493
Receivables for
Fund shares sold	1,024,505
Dividends	387,738
Other assets	1,558
Total assets		$357,030,294
Liabilities
Payable for fund shares reacquired	$624,602
Payable to affiliates
Investment adviser	14,736
Shareholder servicing costs	327
Distribution and/or service fees	3,745
Payable for independent Trustees’ compensation	1,640
Accrued expenses and other liabilities	122,805
Total liabilities		$767,855
Net assets		$356,262,439
Net assets consist of
Paid-in capital	$293,435,427
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	54,728,074
Accumulated net realized gain (loss) on investments and foreign currency transactions	6,227,546
Undistributed net investment income	1,871,392
Net assets		$356,262,439
Shares of beneficial interest outstanding		30,993,728

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$79,202,233	6,765,035	$11.71
Service Class	277,060,206	24,228,693	11.44

See Notes to Financial Statements

6

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$2,698,662
Interest	13,302
Dividends from underlying affiliated funds	3,186
Foreign taxes withheld	(99,949)
Total investment income		$2,615,201
Expenses
Management fee	$1,338,530
Distribution and/or service fees	345,221
Shareholder servicing costs	20,295
Administrative services fee	30,808
Independent Trustees’ compensation	5,798
Custodian fee	21,886
Shareholder communications	45,890
Auditing fees	24,251
Legal fees	3,272
Miscellaneous	11,105
Total expenses		$1,847,056
Reduction of expenses by investment adviser	(1,022)
Net expenses		$1,846,034
Net investment income		$769,167
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$10,121,434
Foreign currency transactions	6,554
Net realized gain (loss) on investments and foreign currency transactions		$10,127,988
Change in unrealized appreciation (depreciation)
Investments	$11,007,094
Translation of assets and liabilities in foreign currencies	(2,539)
Net unrealized gain (loss) on investments and foreign currency translation		$11,004,555
Net realized and unrealized gain (loss) on investments and foreign currency		$21,132,543
Change in net assets from operations		$21,901,710

See Notes to Financial Statements

7

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$769,167	$1,123,346
Net realized gain (loss) on investments and foreign currency transactions	10,127,988	56,122,396
Net unrealized gain (loss) on investments and foreign currency translation	11,004,555	(20,715,958)
Change in net assets from operations	$21,901,710	$36,529,784
Distributions declared to shareholders
From net investment income	$—	$(1,540,410)
Change in net assets from fund share transactions	$(25,771,113)	$(173,907,368)
Total change in net assets	$(3,869,403)	$(138,917,994)
Net assets
At beginning of period	360,131,842	499,049,836
At end of period (including undistributed net investment income of $1,871,392 and $1,102,225, respectively)	$356,262,439	$360,131,842

See Notes to Financial Statements

8

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$11.01		$9.83	$7.10	$11.82	$10.65	$9.90
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.05	$0.06	$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.67		1.17	2.74	(4.24)	1.16	0.72
Total from investment operations	$0.70		$1.22	$2.79	$(4.18)	$1.21	$0.75
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.06)	$(0.06)	$(0.04)	$—
From net realized gain on investments	—		—	—	(0.48)	—	—
Total distributions declared to shareholders	$—		$(0.04)	$(0.06)	$(0.54)	$(0.04)	$—
Net asset value, end of period	$11.71		$11.01	$9.83	$7.10	$11.82	$10.65
Total return (%) (k)(r)(s)	6.36	(n)	12.47	39.55	(36.87)	11.36	7.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.88	0.86	0.85	0.86	0.87
Expenses after expense reductions (f)	0.84	(a)	0.88	0.86	0.85	0.86	0.87
Net investment income	0.62	(a)(l)	0.49	0.63	0.60	0.47	0.33
Portfolio turnover	15		44	50	50	63	80
Net assets at end of period (000 omitted)	$79,202		$83,355	$93,011	$75,444	$148,096	$161,081

See Notes to Financial Statements

9

MFS Investors Growth Stock Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$10.76		$9.62	$6.95	$11.57	$10.43	$9.72
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.02	$0.03	$0.03	$0.02	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.66		1.15	2.68	(4.14)	1.13	0.70
Total from investment operations	$0.68		$1.17	$2.71	$(4.11)	$1.15	$0.71
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.04)	$(0.03)	$(0.01)	$—
From net realized gain on investments	—		—	—	(0.48)	—	—
Total distributions declared to shareholders	$—		$(0.03)	$(0.04)	$(0.51)	$(0.01)	$—
Net asset value, end of period	$11.44		$10.76	$9.62	$6.95	$11.57	$10.43
Total return (%) (k)(r)(s)	6.32	(n)	12.15	39.10	(36.98)	11.02	7.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.12	1.11	1.10	1.11	1.12
Expenses after expense reductions (f)	1.09	(a)	1.12	1.11	1.10	1.11	1.12
Net investment income	0.38	(a)(l)	0.23	0.38	0.35	0.22	0.08
Portfolio turnover	15		44	50	50	63	80
Net assets at end of period (000 omitted)	$277,060		$276,777	$406,039	$178,256	$297,186	$300,026

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Investors Growth Stock Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Growth Stock Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair

11

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$353,883,283	$—	$—	$353,883,283
Mutual Funds	1,733,210	—	—	1,733,210
Total Investments	$355,616,493	$—	$—	$355,616,493

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

12

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$1,540,410

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$303,502,273
Gross appreciation	62,323,673
Gross depreciation	(10,209,453)
Net unrealized appreciation (depreciation)	$52,114,220

As of 12/31/10
Undistributed ordinary income	1,102,225
Capital loss carryforwards	(1,287,100)
Other temporary differences	3,051
Net unrealized appreciation (depreciation)	41,107,126

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/17	$(1,287,100)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$384,738
Service Class	—	1,155,672
Total	$—	$1,540,410

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

13

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $19,917, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $378.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0173% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,261 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,022, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $53,914,652 and $77,182,246, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	150,092	$1,738,116	269,399	$2,657,412
Service Class	898,449	10,001,713	2,893,154	27,830,907
	1,048,541	$11,739,829	3,162,553	$30,488,319
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	37,066	$384,738
Service Class	—	—	113,635	1,155,672
	—	$—	150,701	$1,540,410

14

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(959,104)	$(10,942,966)	(2,191,471)	$(21,583,137)
Service Class	(2,385,973)	(26,567,976)	(19,478,141)	(184,352,960)
	(3,345,077)	$(37,510,942)	(21,669,612)	$(205,936,097)
Net change
Initial Class	(809,012)	$(9,204,850)	(1,885,006)	$(18,540,987)
Service Class	(1,487,524)	(16,566,263)	(16,471,352)	(155,366,381)
	(2,296,536)	$(25,771,113)	(18,356,358)	$(173,907,368)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $1,770 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,378,230	24,340,367	(26,985,387)	1,733,210

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,186	$1,733,210

15

MFS Investors Growth Stock Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

16

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

17

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

18

MFS® Global Equity Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VGE-SEM

MFS® GLOBAL EQUITY SERIES

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Linde AG	3.3%
Nestle S.A.	3.2%
Heineken N.V.	2.8%
Reckitt Benckiser Group PLC	2.4%
Walt Disney Co.	2.2%
Diageo PLC	2.0%
Oracle Corp.	1.9%
3M Co.	1.9%
Accenture PLC, “A”	1.9%
State Street Corp.	1.9%

Currency exposure weightings (t)
United States	47.4%
Euro	24.2%
United Kingdom	10.3%
Switzerland	10.0%
Japan	4.7%
Sweden	1.6%
South Korea	1.0%
India	0.4%
Czech Republic	0.4%
Other Countries (o)	0.0%

Equity sectors
Consumer Staples	20.0%
Financial Services	15.3%
Health Care	12.2%
Basic Materials	10.9%
Retailing	9.8%
Technology	7.6%
Industrial Goods & Services	6.5%
Leisure	5.6%
Transportation	3.8%
Special Products & Services	3.2%
Energy	2.7%
Autos & Housing	1.2%
Utilities & Communications	0.3%

Issuer country weightings (e)
United States	45.0%
United Kingdom	10.3%
France	10.2%
Switzerland	10.0%
Germany	7.4%
Netherlands	5.2%
Japan	4.7%
Canada	1.8%
Sweden	1.6%
Other Countries	3.8%

(e)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(o)	Less than 0.1%.
(t)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	1.15%	$1,000.00	$1,078.36	$5.93
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
Service Class	Actual	1.40%	$1,000.00	$1,077.04	$7.21
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 2.8%
Honeywell International, Inc.	13,230	$788,376
United Technologies Corp.	5,560	492,116

		$1,280,492

Alcoholic Beverages – 5.9%
Diageo PLC	44,715	$913,573
Heineken N.V.	20,888	1,256,156
Pernod Ricard S.A. (l)	4,918	484,751

		$2,654,480

Apparel Manufacturers – 4.9%
Burberry Group PLC	8,696	$202,371
Compagnie Financiere Richemont S.A.	8,607	563,563
LVMH Moet Hennessy Louis Vuitton S.A.	4,628	832,871
NIKE, Inc., “B”	6,700	602,866

		$2,201,671

Automotive – 0.4%
Harley-Davidson, Inc.	4,100	$167,977

Broadcasting – 4.7%
Omnicom Group, Inc.	12,470	$600,555
Walt Disney Co.	25,380	990,835
WPP Group PLC	44,169	552,935

		$2,144,325

Brokerage & Asset Managers – 0.8%
Deutsche Boerse AG	4,919	$373,784

Business Services – 2.9%
Accenture PLC, “A”	13,950	$842,859
Compass Group PLC	47,330	456,534

		$1,299,393

Chemicals – 3.0%
3M Co.	8,900	$844,165
Givaudan S.A.	294	311,047
Monsanto Co.	3,090	224,149

		$1,379,361

Computer Software – 2.9%
Autodesk, Inc. (a)	2,840	$109,624
Dassault Systems S.A. (l)	3,914	333,231
Oracle Corp.	25,840	850,394

		$1,293,249

Computer Software – Systems – 1.0%
Canon, Inc.	9,900	$472,100

Conglomerates – 0.3%
Smiths Group PLC	8,142	$156,941

Construction – 0.8%
Sherwin-Williams Co.	4,250	$356,448

Consumer Products – 6.6%
Beiersdorf AG	3,476	$225,572
Colgate-Palmolive Co.	7,030	614,492

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Kao Corp.	5,100	$134,032
Procter & Gamble Co.	6,663	423,567
Reckitt Benckiser Group PLC	19,704	1,087,864
Svenska Cellulosa Aktiebolaget	35,080	493,878

		$2,979,405

Electrical Equipment – 3.7%
Amphenol Corp., “A”	3,410	$184,106
Legrand S.A.	13,742	578,808
Rockwell Automation, Inc.	1,440	124,934
Schneider Electric S.A.	4,849	810,061

		$1,697,909

Electronics – 2.4%
Hoya Corp.	17,100	$379,022
Intel Corp.	10,210	226,254
Samsung Electronics Co. Ltd.	598	464,789

		$1,070,065

Energy – Independent – 0.9%
INPEX Corp.	56	$413,433

Energy – Integrated – 0.4%
Royal Dutch Shell PLC, “A” (a)	5,084	$180,480

Food & Beverages – 7.5%
Dr Pepper Snapple Group, Inc.	7,800	$327,054
General Mills, Inc.	3,950	147,019
Groupe Danone	10,268	766,098
J.M. Smucker Co.	5,155	394,048
Nestle S.A.	23,656	1,470,147
PepsiCo, Inc.	3,870	272,564

		$3,376,930

Food & Drug Stores – 2.6%
Lawson, Inc.	2,400	$126,048
Tesco PLC	45,682	294,736
Walgreen Co.	17,300	734,558

		$1,155,342

Gaming & Lodging – 0.9%
Ladbrokes PLC	57,155	$139,798
William Hill PLC	70,325	257,791

		$397,589

General Merchandise – 1.0%
Target Corp.	10,120	$474,729

Insurance – 1.5%
AXA	15,974	$362,991
Swiss Re Ltd.	5,431	304,963

		$667,954

Major Banks – 7.9%
Bank of New York Mellon Corp.	26,990	$691,484
Erste Group Bank AG	8,981	470,810

4

MFS Global Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Goldman Sachs Group, Inc.	3,980	$529,698
Julius Baer Group Ltd.	10,888	449,765
Standard Chartered PLC	22,898	601,968
State Street Corp.	18,690	842,732

		$3,586,457

Medical Equipment – 7.5%
DENTSPLY International, Inc.	10,190	$388,035
Medtronic, Inc.	17,630	679,284
Sonova Holding AG	2,149	200,650
St. Jude Medical, Inc.	13,840	659,891
Synthes, Inc. (n)	801	140,907
Thermo Fisher Scientific, Inc. (a)	9,530	613,637
Waters Corp. (a)	5,830	558,164
Zimmer Holdings, Inc. (a)	2,620	165,584

		$3,406,152

Network & Telecom – 1.3%
Cisco Systems, Inc.	37,630	$587,404

Oil Services – 1.4%
National Oilwell Varco, Inc.	5,150	$402,782
Schlumberger Ltd.	2,860	247,104

		$649,886

Other Banks & Diversified Financials – 5.1%
Aeon Credit Service Co. Ltd.	9,100	$124,114
American Express Co.	8,310	429,627
Banco Santander Brasil S.A., ADR	22,930	268,510
ICICI Bank Ltd.	8,168	200,205
Komercni Banka A.S.	749	182,661
UBS AG (a)	29,105	530,692
Visa, Inc., “A”	6,790	572,125

		$2,307,934

Pharmaceuticals – 4.7%
Bayer AG	9,152	$735,787
Johnson & Johnson	6,200	412,424
Merck KGaA	4,998	543,154
Roche Holding AG	2,673	447,328

		$2,138,693

Railroad & Shipping – 2.1%
Canadian National Railway Co.	10,414	$832,079
Kuehne & Nagel, Inc. AG	800	121,415

		$953,494

Specialty Chemicals – 7.9%
Akzo Nobel N.V.	11,817	$745,434
L’Air Liquide S.A.	3,212	460,385
Linde AG	8,483	1,487,266

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – continued
Praxair, Inc.	4,070	$441,147
Shin-Etsu Chemical Co. Ltd.	8,600	461,298

		$3,595,530

Specialty Stores – 1.3%
Abercrombie & Fitch Co., “A”	1,070	$71,604
Hennes & Mauritz AB, “B”	6,750	232,748
Sally Beauty Holdings, Inc. (a)	8,590	146,889
Urban Outfitters, Inc. (a)	4,640	130,616

		$581,857

Trucking – 1.7%
TNT N.V. (a)	15,315	$158,839
United Parcel Service, Inc., “B”	8,360	609,695

		$768,534

Utilities – Electric Power – 0.3%
Red Electrica de Espana	2,401	$144,930

Total Common Stocks (Identified Cost, $38,066,490)		$44,914,928

MONEY MARKET FUNDS (v) – 0.5%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	246,256	$246,256

COLLATERAL FOR SECURITIES LOANED – 1.4%
Navigator Securities Lending Prime Portfolio, 0.23%, at Cost and Net Asset Value (j)	633,386	$633,386

Total Investments (Identified Cost, $38,946,132)		$45,794,570

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(456,914)

Net Assets – 100.0%		$45,337,656

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $140,907, representing 0.3% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $38,699,876)	$45,548,314
Underlying affiliated funds, at cost and value	246,256
Total investments, at value, including $607,528 of securities on loan (identified cost, $38,946,132)	$45,794,570
Cash	2,974
Foreign currency, at value (identified cost, $14,486)	14,544
Receivables for
Investments sold	16,707
Fund shares sold	135,150
Interest and dividends	76,212
Receivable from investment adviser	1,142
Other assets	329
Total assets		$46,041,628
Liabilities
Payable for fund shares reacquired	$27,942
Collateral for securities loaned, at value	633,386
Payable to affiliates
Shareholder servicing costs	61
Distribution and/or service fees	42
Payable for independent Trustees’ compensation	220
Accrued expenses and other liabilities	42,321
Total liabilities		$703,972
Net assets		$45,337,656
Net assets consist of
Paid-in capital	$37,616,510
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $153 deferred country tax)	6,849,982
Accumulated net realized gain (loss) on investments and foreign currency transactions	162,603
Undistributed net investment income	708,561
Net assets		$45,337,656
Shares of beneficial interest outstanding		3,137,977

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$42,263,872	2,924,559	$14.45
Service Class	3,073,784	213,418	14.40

See Notes to Financial Statements

6

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$666,862
Interest	10,990
Dividends from underlying affiliated funds	320
Foreign taxes withheld	(54,356)
Total investment income		$623,816
Expenses
Management fee	$217,697
Distribution and/or service fees	3,331
Shareholder servicing costs	2,540
Administrative services fee	8,679
Independent Trustees’ compensation	759
Custodian fee	21,087
Shareholder communications	10,458
Auditing fees	24,645
Legal fees	357
Miscellaneous	5,799
Total expenses		$295,352
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(41,290)
Net expenses		$254,061
Net investment income		$369,755
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $79 country tax)	$840,741
Foreign currency transactions	3,096
Net realized gain (loss) on investments and foreign currency transactions		$843,837
Change in unrealized appreciation (depreciation)
Investments (net of $7,143 decrease in deferred country tax)	$2,094,975
Translation of assets and liabilities in foreign currencies	(1,700)
Net unrealized gain (loss) on investments and foreign currency translation		$2,093,275
Net realized and unrealized gain (loss) on investments and foreign currency		$2,937,112
Change in net assets from operations		$3,306,867

See Notes to Financial Statements

7

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited	)	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$369,755		$347,329
Net realized gain (loss) on investments and foreign currency transactions	843,837		1,783,785
Net unrealized gain (loss) on investments and foreign currency translation	2,093,275		2,560,351
Change in net assets from operations	$3,306,867		$4,691,465
Distributions declared to shareholders
From net investment income	$—		$(401,053)
Change in net assets from fund share transactions	$(408,961)		$(3,517,283)
Total change in net assets	$2,897,906		$773,129
Net assets
At beginning of period	42,439,750		41,666,621
At end of period (including undistributed net investment income of $708,561 and $338,806, respectively)	$45,337,656		$42,439,750

See Notes to Financial Statements

8

MFS Global Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$13.40		$12.04	$9.36	$15.47	$15.45	$13.49
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.11	$0.12	$0.20	$0.13	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.93		1.37	2.78	(5.01)	1.22	2.76
Total from investment operations	$1.05		$1.48	$2.90	$(4.81)	$1.35	$3.13
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.22)	$(0.14)	$(0.32)	$(0.07)
From net realized gain on investments	—		—	—	(1.16)	(1.01)	(1.10)
Total distributions declared to shareholders	$—		$(0.12)	$(0.22)	$(1.30)	$(1.33)	$(1.17)
Net asset value, end of period	$14.45		$13.40	$12.04	$9.36	$15.47	$15.45
Total return (%) (k)(r)(s)	7.84	(n)	12.36	31.98	(33.77)	9.19	24.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.38	1.52	1.36	1.41	1.49
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.15	1.15
Net investment income	1.71	(a)(l)	0.88	1.18	1.61	0.88	2.60
Portfolio turnover	8		18	23	28	38	37
Net assets at end of period (000 omitted)	$42,264		$39,966	$39,418	$33,523	$56,246	$53,388

See Notes to Financial Statements

9

MFS Global Equity Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$13.37		$12.03	$9.35	$15.47	$15.47	$13.53
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.08	$0.08	$0.16	$0.09	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.92		1.36	2.81	(5.01)	1.23	2.79
Total from investment operations	$1.03		$1.44	$2.89	$(4.85)	$1.32	$3.10
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.21)	$(0.11)	$(0.31)	$(0.06)
From net realized gain on investments	—		—	—	(1.16)	(1.01)	(1.10)
Total distributions declared to shareholders	$—		$(0.10)	$(0.21)	$(1.27)	$(1.32)	$(1.16)
Net asset value, end of period	$14.40		$13.37	$12.03	$9.35	$15.47	$15.47
Total return (%) (k)(r)(s)	7.70	(n)	12.05	31.80	(33.97)	8.97	24.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.63	1.75	1.60	1.65	1.76
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.40	1.40	1.40
Net investment income	1.56	(a)(l)	0.64	0.82	1.32	0.60	2.29
Portfolio turnover	8		18	23	28	38	37
Net assets at end of period (000 omitted)	$3,074		$2,474	$2,248	$695	$628	$271

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Global Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Equity Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair

11

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$19,973,616	$—	$—	$19,973,616
United Kingdom	4,664,510	—	—	4,664,510
France	4,629,195	—	—	4,629,195
Switzerland	4,540,478	—	—	4,540,478
Germany	3,365,563	—	—	3,365,563
Netherlands	2,340,910	—	—	2,340,910
Japan	124,114	1,985,933	—	2,110,047
Canada	832,079	—	—	832,079
Sweden	726,625	—	—	726,625
Other Countries	1,066,911	664,994	—	1,731,905
Mutual Funds	879,642	—	—	879,642
Total Investments	$43,143,643	$2,650,927	$—	$45,794,570

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in

12

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$401,053

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$39,083,312
Gross appreciation	9,286,014
Gross depreciation	(2,574,756)
Net unrealized appreciation (depreciation)	$6,711,258

As of 12/31/10
Undistributed ordinary income	339,310
Capital loss carryforwards	(544,054)
Other temporary differences	(4,403)
Net unrealized appreciation (depreciation)	4,623,426

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/17	$(544,054)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$380,540
Service Class	—	20,513
Total	$—	$401,053

13

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.00%
Average daily net assets in excess of $1 billion	0.90%

Effective May 1, 2011, the investment adviser has agreed in writing to reduce its management fee to 0.90% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. This management fee reduction amounted to $7,498, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.96% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.15% of average daily net assets for the Initial Class shares and 1.40% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. For the six months ended June 30, 2011, this reduction amounted to $33,668 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $2,430, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $110.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0398% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $153 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $124, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

14

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $3,455,138 and $3,589,381, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	268,153	$3,737,933	304,450	$3,649,601
Service Class	73,814	1,018,228	66,276	803,097
	341,967	$4,756,161	370,726	$4,452,698
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	30,516	$380,540
Service Class	—	—	1,646	20,513
	—	$—	32,162	$401,053
Shares reacquired
Initial Class	(326,399)	$(4,543,829)	(625,414)	$(7,517,887)
Service Class	(45,488)	(621,293)	(69,781)	(853,147)
	(371,887)	$(5,165,122)	(695,195)	$(8,371,034)
Net change
Initial Class	(58,246)	$(805,896)	(290,448)	$(3,487,746)
Service Class	28,326	396,935	(1,859)	(29,537)
	(29,920)	$(408,961)	(292,307)	$(3,517,283)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $206 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	71,174	4,606,554	(4,431,472)	246,256

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$320	$246,256

15

MFS Global Equity Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

16

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

17

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

18

MFS® Total Return Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VTR-SEM

MFS® TOTAL RETURN SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Total Return Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 5.5%, 30 Years	2.3%
U.S. Treasury Notes, 3.75%, 2018	2.2%
JP Morgan Chase & Co.	2.1%
Exxon Mobil Corp.	1.8%
Philip Morris International Inc.	1.7%
Lockhead Martin Corp.	1.6%
United Technologies	1.5%
U.S. Treasury Notes, 2.75%, 2013	1.4%
Johnson & Johnson	1.4%
Goldman Sachs	1.3%

Composition including fixed income credit quality (a)(i)
AAA	2.2%
AA	1.8%
A	3.7%
BBB	4.9%
BB	0.2%
B	0.1%
CCC (o)	0.0%
CC (o)	0.0%
D (o)	0.0%
U.S. Government	12.3%
Federal Agencies	13.4%
Not Rated (o)	0.0%
Non-Fixed Income	60.2%
Cash & Other	1.2%

Equity sectors
Financial Services	12.9%
Energy	7.1%
Consumer Staples	6.9%
Health Care	6.8%
Industrial Goods & Services	6.3%
Utilities & Communications	4.7%
Technology	3.8%
Leisure	3.5%
Basic Materials	2.8%
Retailing	2.5%
Autos & Housing	1.4%
Special Products & Services	1.0%
Transportation	0.5%

Fixed income sectors (i)
Mortgage-Backed Securities	12.5%
U.S. Treasury Securities	12.3%
High Grade Corporates	9.1%
Commercial Mortgage-Backed Securities	2.0%
U.S. Government Agencies	0.8%
Non-U.S. Government Bonds	0.8%
Emerging Markets Bonds	0.5%
High Yield Corporates	0.2%
Collateralized Debt Obligations	0.2%
Asset-Backed Securities	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

2

MFS Total Return Series

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

3

MFS Total Return Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.79%	$1,000.00	$1,041.69	$4.00
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,040.58	$5.26
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.76% and 1.01% for Initial Class and Service Class shares, respectively; the actual expenses paid during the period would have been approximately $3.85 and $5.11 for Initial Class and Service Class shares, respectively; and the hypothetical expenses paid during the period would have been approximately $3.81 and $5.06 for Initial Class and Service Class shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

MFS Total Return Series

PORTFOLIO OF INVESTMENTS 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 60.0%
Aerospace – 4.5%
Honeywell International, Inc.	332,560	$19,817,242
Huntington Ingalls Industries, Inc. (a)	25,889	893,171
Lockheed Martin Corp.	550,163	44,546,698
Northrop Grumman Corp.	155,657	10,794,813
Precision Castparts Corp.	31,660	5,212,819
United Technologies Corp.	444,210	39,317,027

		$120,581,770

Alcoholic Beverages – 0.9%
Diageo PLC	944,006	$19,287,011
Heineken N.V.	78,292	4,708,301

		$23,995,312

Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	46,396	$4,174,712

Automotive – 0.7%
General Motors Co. (a)	133,620	$4,056,703
Johnson Controls, Inc.	330,240	13,757,798

		$17,814,501

Broadcasting – 2.1%
Omnicom Group, Inc.	319,160	$15,370,746
Viacom, Inc., “B”	385,780	19,674,780
Walt Disney Co.	535,720	20,914,509

		$55,960,035

Brokerage & Asset Managers – 0.6%
Blackrock, Inc.	32,163	$6,169,185
Charles Schwab Corp.	257,030	4,228,144
Franklin Resources, Inc.	54,125	7,106,071

		$17,503,400

Business Services – 1.0%
Accenture PLC, “A”	295,770	$17,870,423
Dun & Bradstreet Corp.	57,960	4,378,298
Western Union Co.	245,540	4,918,166

		$27,166,887

Cable TV – 0.5%
Comcast Corp., “Special A”	512,640	$12,421,267

Chemicals – 2.0%
3M Co.	235,870	$22,372,270
Celanese Corp.	127,570	6,800,757
E.I. du Pont de Nemours & Co.	103,810	5,610,931
PPG Industries, Inc.	208,030	18,887,044

		$53,671,002

Computer Software – 1.3%
Check Point Software Technologies Ltd. (a)	85,920	$4,884,552
Microsoft Corp.	145,730	3,788,980
Oracle Corp.	814,622	26,809,210

		$35,482,742

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 1.6%
Hewlett-Packard Co.	373,111	$13,581,240
International Business Machines Corp.	165,520	28,394,956

		$41,976,196

Construction – 0.6%
Pulte Homes, Inc. (a)	208,630	$1,598,106
Sherwin-Williams Co.	91,000	7,632,170
Stanley Black & Decker, Inc.	113,379	8,168,957

		$17,399,233

Consumer Products – 1.0%
Avon Products, Inc.	214,090	$5,994,520
Procter & Gamble Co.	248,001	15,765,424
Reckitt Benckiser Group PLC	73,937	4,082,085

		$25,842,029

Electrical Equipment – 1.1%
Danaher Corp.	510,680	$27,060,933
Tyco International Ltd.	77,220	3,816,985

		$30,877,918

Electronics – 0.5%
ASML Holding N.V.	41,160	$1,521,274
Intel Corp.	378,508	8,387,737
Microchip Technology, Inc.	114,090	4,325,152

		$14,234,163

Energy – Independent – 3.0%
Anadarko Petroleum Corp.	76,170	$5,846,809
Apache Corp.	283,180	34,941,580
EOG Resources, Inc.	109,950	11,495,273
Noble Energy, Inc.	93,310	8,363,375
Occidental Petroleum Corp.	192,310	20,007,932

		$80,654,969

Energy – Integrated – 3.8%
Chevron Corp.	305,342	$31,401,371
EQT Corp.	101,720	5,342,334
Exxon Mobil Corp.	594,952	48,417,194
Hess Corp.	179,280	13,402,973
QEP Resources, Inc.	74,630	3,121,773

		$101,685,645

Engineering – Construction – 0.3%
Fluor Corp.	117,390	$7,590,437

Food & Beverages – 2.7%
General Mills, Inc.	319,080	$11,876,158
Groupe Danone	88,296	6,587,782
J.M. Smucker Co.	47,065	3,597,649
Kellogg Co.	115,077	6,366,060
Nestle S.A.	388,622	24,151,650
PepsiCo, Inc.	304,310	21,432,553

		$74,011,852

5

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 0.8%
CVS Caremark Corp.	344,730	$12,954,953
Kroger Co.	172,320	4,273,536
Walgreen Co.	94,540	4,014,168

		$21,242,657

General Merchandise – 1.1%
Kohl’s Corp.	206,310	$10,317,563
Target Corp.	399,560	18,743,360

		$29,060,923

Health Maintenance Organizations – 0.1%
WellPoint, Inc.	29,980	$2,361,525

Insurance – 4.2%
ACE Ltd.	283,900	$18,686,298
Aon Corp.	268,020	13,749,426
Chubb Corp.	89,790	5,621,752
MetLife, Inc.	737,550	32,356,319
Prudential Financial, Inc.	394,930	25,113,599
Travelers Cos., Inc.	300,230	17,527,427

		$113,054,821

Leisure & Toys – 0.4%
Hasbro, Inc.	199,070	$8,745,145
Mattel, Inc.	123,630	3,398,589

		$12,143,734

Machinery & Tools – 0.4%
Eaton Corp.	225,630	$11,608,664

Major Banks – 7.3%
Bank of America Corp.	1,959,030	$21,470,969
Bank of New York Mellon Corp.	1,139,522	29,194,554
Goldman Sachs Group, Inc.	272,100	36,213,789
JPMorgan Chase & Co.	1,357,074	55,558,610
PNC Financial Services Group, Inc.	175,830	10,481,226
State Street Corp.	352,630	15,900,087
SunTrust Banks, Inc.	91,690	2,365,602
Wells Fargo & Co.	940,820	26,399,409

		$197,584,246

Medical & Health Technology & Services – 0.3%
AmerisourceBergen Corp.	112,970	$4,676,958
Quest Diagnostics, Inc.	79,070	4,673,037

		$9,349,995

Medical Equipment – 2.3%
Becton, Dickinson & Co.	168,510	$14,520,507
Covidien PLC	138,770	7,386,727
Medtronic, Inc.	424,400	16,352,132
St. Jude Medical, Inc.	251,330	11,983,414
Thermo Fisher Scientific, Inc. (a)	188,610	12,144,598

		$62,387,378

Metals & Mining – 0.1%
Cliffs Natural Resources, Inc.	39,870	$3,685,982

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – 0.4%
Kinder Morgan, Inc.	77,400	$2,223,702
Williams Cos., Inc.	259,898	7,861,915

		$10,085,617

Network & Telecom – 0.4%
Cisco Systems, Inc.	644,950	$10,067,670

Oil Services – 0.3%
Schlumberger Ltd.	48,190	$4,163,616
Transocean, Inc.	79,970	5,162,863

		$9,326,479

Other Banks & Diversified Financials – 0.8%
MasterCard, Inc., “A”	28,010	$8,440,533
TCF Financial Corp.	202,840	2,799,192
Visa, Inc., “A”	81,520	6,868,875
Zions Bancorporation	180,710	4,338,847

		$22,447,447

Pharmaceuticals – 4.1%
Abbott Laboratories	524,420	$27,594,980
Bayer AG	50,625	4,070,063
GlaxoSmithKline PLC	160,927	3,445,454
Johnson & Johnson	555,620	36,959,842
Merck & Co., Inc.	95,000	3,352,550
Pfizer, Inc.	1,512,356	31,154,534
Roche Holding AG	25,088	4,198,491

		$110,775,914

Railroad & Shipping – 0.3%
Canadian National Railway Co.	57,790	$4,617,421
CSX Corp.	132,380	3,471,004

		$8,088,425

Restaurants – 0.5%
McDonald’s Corp.	144,280	$12,165,690

Specialty Chemicals – 0.7%
Air Products & Chemicals, Inc.	185,110	$17,692,814
Airgas, Inc.	25,380	1,777,615

		$19,470,429

Specialty Stores – 0.4%
Advance Auto Parts, Inc.	74,660	$4,366,863
Staples, Inc.	388,970	6,145,726

		$10,512,589

Telecommunications – Wireless – 0.7%
Vodafone Group PLC	7,295,687	$19,355,340

Telephone Services – 1.5%
AT&T, Inc.	1,149,204	$36,096,498
CenturyLink, Inc.	111,831	4,521,327

		$40,617,825

Tobacco – 2.3%
Altria Group, Inc.	203,323	$5,369,760
Philip Morris International, Inc.	695,110	46,412,495
Reynolds American, Inc.	243,780	9,032,049

		$60,814,304

6

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 0.2%
United Parcel Service, Inc., “B”	80,710	$5,886,180

Utilities – Electric Power – 2.0%
American Electric Power Co., Inc.	152,510	$5,746,577
Dominion Resources, Inc.	42,600	2,056,302
Entergy Corp.	88,130	6,017,516
NextEra Energy, Inc.	76,714	4,407,986
NRG Energy, Inc. (a)	187,320	4,604,326
PG&E Corp.	243,750	10,244,813
PPL Corp.	341,270	9,497,544
Public Service Enterprise Group, Inc.	380,030	12,404,179

		$54,979,243

Total Common Stocks (Identified Cost, $1,456,922,403)		$1,620,117,147

BONDS – 38.3%
Agency – Other – 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,063,128

Asset-Backed & Securitized – 2.3%
Anthracite Ltd., “A”, CDO, FRN, 0.635%, 2017 (z)	$3,052,679	$2,961,099
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040 (z)	2,171,604	1,214,605
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	2,292,200	2,304,807
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049	5,000,000	5,459,031
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	6,624,280	7,028,644
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	3,818,128	4,047,401
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,535,446	1,009,745
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	5,789,737
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,558,590
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,551,006	1,689,072
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,568,149
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.388%, 2041	2,550,000	2,738,030
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	4,339,145	4,726,710
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.067%, 2045	4,332,626	4,808,573
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.186%, 2051	5,259,422	5,595,247
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.019%, 2050	808,563	865,584
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	3,818,128	4,086,309
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030 (i)(z)	3,377,188	85,105

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	$655,557	$661,187
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	2,164,000	921,901
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,932,451	1,716,519
Structured Asset Securities Corp., FRN, 4.67%, 2035	79,237	79,087

		$62,915,132

Automotive – 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$1,430,000	$1,486,215

Broadcasting – 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$1,871,000	$1,423,754
News America, Inc., 8.5%, 2025	1,586,000	2,006,412

		$3,430,166

Cable TV – 0.4%
Cox Communications, Inc., 4.625%, 2013	$2,949,000	$3,131,360
DIRECTV Holdings LLC, 4.6%, 2021	2,930,000	2,943,891
Time Warner Entertainment Co. LP, 8.375%, 2033	3,421,000	4,372,411

		$10,447,662

Conglomerates – 0.1%
Kennametal, Inc., 7.2%, 2012	$2,140,000	$2,257,015

Consumer Services – 0.1%
Western Union Co., 5.4%, 2011	$3,514,000	$3,577,350

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$2,440,000	$2,649,113

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$2,931,000	$3,453,445

Emerging Market Quasi-Sovereign – 0.2%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$746,000	$708,754
Petrobras International Finance Co., 6.75%, 2041	637,000	679,752
Petroleos Mexicanos, 8%, 2019	1,753,000	2,161,449
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	2,281,958	2,487,334

		$6,037,289

Emerging Market Sovereign – 0.2%
Republic of Peru, 7.35%, 2025	$184,000	$224,756
Russian Federation, 3.625%, 2015 (z)	5,000,000	5,137,500

		$5,362,256

Energy – Independent – 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$3,000,000	$3,130,338

Energy – Integrated – 0.5%
BP Capital Markets PLC, 4.5%, 2020	$683,000	$696,519
BP Capital Markets PLC, 4.742%, 2021	2,950,000	3,043,226
Hess Corp., 8.125%, 2019	700,000	885,707

7

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – continued
Husky Energy, Inc., 5.9%, 2014	$1,758,000	$1,956,631
Husky Energy, Inc., 7.25%, 2019	1,793,000	2,148,898
Petro-Canada, 6.05%, 2018	3,647,000	4,129,199

		$12,860,180

Financial Institutions – 0.1%
General Electric Capital Corp., 5.45%, 2013	$1,963,000	$2,089,152
General Electric Capital Corp., 4.625%, 2021	1,520,000	1,528,947

		$3,618,099

Food & Beverages – 0.4%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$2,880,000	$3,892,694
Miller Brewing Co., 5.5%, 2013 (n)	5,763,000	6,242,332

		$10,135,026

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,382,219

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,997,000	$2,120,772

Insurance – 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$2,021,000	$1,859,320
MetLife, Inc., 4.75%, 2021	740,000	754,367
Metropolitan Life Global Funding, 5.125%, 2013 (n)	1,200,000	1,276,834
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,060,000	1,158,114
Prudential Financial, Inc., 6.625%, 2040	980,000	1,058,080

		$6,106,715

Insurance – Property & Casualty – 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$5,036,000	$5,212,260
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	243,000	245,299
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	990,000	985,050

		$6,442,609

International Market Quasi-Sovereign – 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,020,000	$2,120,196
ING Bank N.V., 3.9%, 2014 (n)	2,900,000	3,102,785
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	3,600,000	3,026,552
KFW International Finance, Inc., 4.875%, 2019	2,980,000	3,370,395
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	5,190,000	5,288,008
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,664,000	1,764,887

		$18,672,823

Issuer	Shares/Par	Value ($)

BONDS – continued
Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$2,405,000	$2,902,931

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,467,669

Major Banks – 1.9%
ABN Amro Bank N.V., FRN, 2.042%, 2014 (n)	$4,710,000	$4,807,780
Bank of America Corp., 7.375%, 2014	1,160,000	1,304,067
Bank of America Corp., 5.49%, 2019	2,160,000	2,164,106
Bank of America Corp., 7.625%, 2019	1,640,000	1,899,763
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	1,005,530
Commonwealth Bank of Australia, 5%, 2019 (n)	1,620,000	1,685,788
Credit Suisse New York, 5.5%, 2014	3,360,000	3,690,439
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	2,837,150
HSBC USA, Inc., 4.875%, 2020	1,700,000	1,673,708
JPMorgan Chase & Co., 6.3%, 2019	2,760,000	3,110,895
JPMorgan Chase Capital XXII, 6.45%, 2087	1,295,000	1,304,811
JPMorgan Chase Capital XXVII, 7%, 2039	339,000	338,580
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,662,860
Morgan Stanley, 5.75%, 2016	2,536,000	2,693,557
Morgan Stanley, 6.625%, 2018	1,980,000	2,181,154
PNC Funding Corp., 5.625%, 2017	2,078,000	2,288,102
Royal Bank of Scotland PLC, 6.125%, 2021	2,780,000	2,849,817
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,820,000	3,670,959
Wachovia Corp., 5.25%, 2014	7,433,000	7,967,173

		$50,136,239

Medical & Health Technology & Services – 0.2%
CareFusion Corp., 6.375%, 2019	$2,550,000	$2,878,170
Hospira, Inc., 6.05%, 2017	1,927,000	2,187,141

		$5,065,311

Metals & Mining – 0.2%
ArcelorMittal, 9.85%, 2019	$1,278,000	$1,620,160
ArcelorMittal, 5.25%, 2020	2,440,000	2,412,509
Vale Overseas Ltd., 4.625%, 2020	669,000	665,346
Vale Overseas Ltd., 6.875%, 2039	525,000	570,560

		$5,268,575

Mortgage-Backed – 12.5%
Fannie Mae, 6.33%, 2011	$54,656	$54,629
Fannie Mae, 4.775%, 2012	1,462,002	1,502,821
Fannie Mae, 4.01%, 2013	228,134	237,817
Fannie Mae, 4.02%, 2013	1,020,817	1,066,964
Fannie Mae, 4.767%, 2013	122,782	127,942
Fannie Mae, 4.845%, 2013	404,677	426,195
Fannie Mae, 5.37%, 2013 - 2018	2,512,241	2,704,762
Fannie Mae, 4.562%, 2014	1,003,817	1,069,765
Fannie Mae, 4.841%, 2014	1,716,074	1,836,681
Fannie Mae, 4.872%, 2014	890,934	940,778
Fannie Mae, 4.94%, 2015	379,000	413,111

8

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.19%, 2015	$414,031	$454,541
Fannie Mae, 5.27%, 2016	1,118,046	1,218,957
Fannie Mae, 5.662%, 2016	315,371	354,018
Fannie Mae, 5.724%, 2016	705,420	782,968
Fannie Mae, 5.45%, 2017	787,685	860,729
Fannie Mae, 5.5%, 2017 - 2038	62,233,153	67,694,664
Fannie Mae, 6%, 2017 - 2037	31,992,005	35,390,108
Fannie Mae, 3.8%, 2018	334,464	346,481
Fannie Mae, 3.91%, 2018	488,455	508,732
Fannie Mae, 4.5%, 2018 - 2041	13,201,902	13,841,904
Fannie Mae, 5%, 2018 - 2041	32,915,364	35,206,519
Fannie Mae, 4.88%, 2020	974,508	1,038,177
Fannie Mae, 7.5%, 2030 - 2032	246,170	289,117
Fannie Mae, 6.5%, 2031 - 2037	8,756,042	9,943,219
Freddie Mac, 6%, 2016 - 2037	16,506,204	18,239,217
Freddie Mac, 5%, 2017 - 2039	23,996,339	25,673,861
Freddie Mac, 3.154%, 2018	274,000	273,164
Freddie Mac, 4.5%, 2018 - 2039	18,785,346	19,714,766
Freddie Mac, 5.085%, 2019	2,793,000	2,984,513
Freddie Mac, 5.5%, 2019 - 2037	10,830,185	11,777,776
Freddie Mac, 3.808%, 2020	2,402,000	2,412,539
Freddie Mac, 4%, 2024	4,992,528	5,212,015
Freddie Mac, 6.5%, 2034 - 2038	5,481,800	6,198,318
Freddie Mac, 4%, 2040 - 2041	15,495,700	15,505,229
Freddie Mac, FRN, 3.882%, 2017	839,798	877,994
Ginnie Mae, 6%, 2032 - 2038	6,155,019	6,879,471
Ginnie Mae, 4.5%, 2033 - 2040	11,903,217	12,628,671
Ginnie Mae, 5.5%, 2033 - 2035	7,176,649	7,943,236
Ginnie Mae, 5%, 2034 - 2039	13,305,170	14,447,530
Ginnie Mae, 4%, 2041	7,903,799	8,042,527

		$337,122,426

Natural Gas – Pipeline – 0.2%
Enterprise Products Operating LLC, 6.5%, 2019	$1,953,000	$2,237,140
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	249,462
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,187,184
Spectra Energy Capital LLC, 8%, 2019	1,694,000	2,072,208

		$5,745,994

Network & Telecom – 0.5%
AT&T, Inc., 6.55%, 2039	$2,940,000	$3,224,680
BellSouth Corp., 6.55%, 2034	2,642,000	2,842,694
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,284,306
Verizon New York, Inc., 6.875%, 2012	5,030,000	5,253,941

		$13,605,621

Other Banks & Diversified Financials – 1.1%
American Express Co., 5.5%, 2016	$2,287,000	$2,549,358
Banco Bradesco S.A., 6.75%, 2019 (n)	1,391,000	1,495,325
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,100,000	1,060,682
Capital One Financial Corp., 6.15%, 2016	2,872,000	3,168,448
Citigroup, Inc., 5%, 2014	2,679,000	2,807,479

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	$3,021,000	$3,457,112
HSBC Holdings PLC, 5.1%, 2021	1,568,000	1,606,861
Lloyds TSB Bank PLC, 4.875%, 2016	2,560,000	2,618,294
Nordea Bank AB, 4.875%, 2021 (z)	1,880,000	1,900,971
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	862,000	818,900
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,040,000	3,283,689
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	4,738,000	4,643,240

		$29,410,359

Pharmaceuticals – 0.2%
Pfizer, Inc., 7.2%, 2039	$1,240,000	$1,556,785
Roche Holdings, Inc., 6%, 2019 (n)	4,080,000	4,700,817

		$6,257,602

Real Estate – 0.6%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$2,028,113
HCP, Inc., REIT, 5.375%, 2021	1,703,000	1,756,520
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	3,635,164
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,800,844
Kimco Realty Corp., REIT, 6%, 2012	936,000	990,381
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	2,129,034
WEA Finance LLC, REIT, 6.75%, 2019 (n)	837,000	949,152
WEA Finance LLC, REIT, 4.625%, 2021 (z)	2,300,000	2,232,051

		$15,521,259

Retailers – 0.3%
Home Depot, Inc., 5.95%, 2041	$2,623,000	$2,701,234
Limited Brands, Inc., 5.25%, 2014	779,000	814,055
Wal-Mart Stores, Inc., 5.25%, 2035	5,106,000	5,106,327

		$8,621,616

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$1,045,000	$1,113,812

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$2,220,000	$2,324,011

Telecommunications – Wireless – 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$1,605,000	$1,751,246
Crown Castle Towers LLC, 4.883%, 2020 (n)	830,000	834,586
Rogers Communications, Inc., 6.8%, 2018	3,340,000	3,941,100

		$6,526,932

Transportation – Services – 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$2,572,000	$2,830,041

U.S. Government Agencies and Equivalents – 0.8%
Freddie Mac, 4.625%, 2012	$13,500,000	$14,258,309
Small Business Administration, 4.77%, 2024	619,671	660,336

9

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.18%, 2024	$1,042,812	$1,117,607
Small Business Administration, 4.99%, 2024	1,023,078	1,096,826
Small Business Administration, 5.11%, 2025	4,106,891	4,423,762

		$21,556,840

U.S. Treasury Obligations – 12.2%
U.S. Treasury Bonds, 2%, 2013	$4,762,000	$4,920,484
U.S. Treasury Bonds, 8.5%, 2020	4,816,000	6,919,990
U.S. Treasury Bonds, 8%, 2021	2,560,000	3,645,199
U.S. Treasury Bonds, 6%, 2026	278,000	346,023
U.S. Treasury Bonds, 6.75%, 2026	2,129,000	2,841,217
U.S. Treasury Bonds, 5.25%, 2029	7,300,000	8,423,514
U.S. Treasury Bonds, 5.375%, 2031	8,423,000	9,872,017
U.S. Treasury Bonds, 4.5%, 2036	3,417,000	3,531,258
U.S. Treasury Bonds, 5%, 2037	6,508,000	7,228,963
U.S. Treasury Bonds, 4.5%, 2039	33,619,400	34,375,837
U.S. Treasury Notes, 1.375%, 2012	14,232,400	14,341,918
U.S. Treasury Notes, 1.375%, 2012	13,751,000	13,940,076
U.S. Treasury Notes, 1.375%, 2013	15,539,000	15,779,373
U.S. Treasury Notes, 1.375%, 2013	23,897,000	24,289,150
U.S. Treasury Notes, 3.5%, 2013	8,400,000	8,886,612
U.S. Treasury Notes, 3.125%, 2013	16,178,000	17,113,283
U.S. Treasury Notes, 2.75%, 2013	36,007,000	37,807,350
U.S. Treasury Notes, 1.5%, 2013	6,564,000	6,705,021
U.S. Treasury Notes, 1.875%, 2014	1,365,000	1,407,656
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,667,398
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,793,243
U.S. Treasury Notes, 2.625%, 2016	1,737,000	1,817,878
U.S. Treasury Notes, 4.875%, 2016	6,300,000	7,262,716
U.S. Treasury Notes, 3.75%, 2018	53,528,000	57,985,865
U.S. Treasury Notes, 2.75%, 2019	6,001,500	6,059,168
U.S. Treasury Notes, TIPS, 1.25%, 2020	21,295,932	22,527,092

		$329,488,301

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 0.8%
Bruce Mansfield Unit, 6.85%, 2034	$4,837,832	$5,186,480
EDP Finance B.V., 6%, 2018 (n)	2,259,000	2,090,153
Enel Finance International S.A., 6.25%, 2017 (n)	2,306,000	2,545,753
MidAmerican Funding LLC, 6.927%, 2029	387,000	446,442
Oncor Electric Delivery Co., 7%, 2022	3,162,000	3,769,781
PSEG Power LLC, 6.95%, 2012	3,745,000	3,948,391
PSEG Power LLC, 5.32%, 2016	1,603,000	1,766,952
System Energy Resources, Inc., 5.129%, 2014 (z)	423,882	435,081
Waterford 3 Funding Corp., 8.09%, 2017	142,689	143,680

		$20,332,713

Total Bonds (Identified Cost, $986,502,502)		$1,035,445,804

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.1%
General Motors Co., 4.75%	86,200	$4,201,388

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	25,670	$1,434,953

Total Convertible Preferred Stocks (Identified Cost, $5,593,500)		$5,636,341

MONEY MARKET FUNDS (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	31,946,919	$31,946,919

Total Investments (Identified Cost, $2,480,965,324)		$2,693,146,211

OTHER ASSETS, LESS LIABILITIES – 0.3%		8,384,025

Net Assets – 100.0%		$2,701,530,236

(a)	Non-income producing security.

(e)	Guaranteed by Minister for Finance of Ireland.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $71,510,440, representing 2.7% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.635%, 2017	3/19/10	$2,861,836	$2,961,099
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040	3/01/06	2,171,604	1,214,605
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/14/10	2,293,598	2,304,807

10

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030	4/04/02	$116,350	$85,105
Nordea Bank AB, 4.875%, 2021	1/11/11	1,871,359	1,900,971
Russian Federation, 3.625%, 2015	4/22/10	4,979,480	5,137,500
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,914,579	1,716,519
System Energy Resources, Inc., 5.129%, 2014	4/16/04-11/22/04	424,324	435,081
WEA Finance LLC, REIT, 4.625%, 2021	10/23/09-5/03/11	2,282,034	2,232,051
Total Restricted Securities			$17,987,738
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Security

See Notes to Financial Statements

11

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $2,449,018,405)	$2,661,199,292
Underlying affiliated funds, at cost and value	31,946,919
Total investments, at value (identified cost, $2,480,965,324)	$2,693,146,211
Cash	16,592
Receivables for
Investments sold	2,621,389
Fund shares sold	167,320
Interest and dividends	11,282,983
Other assets	11,651
Total assets		$2,707,246,146
Liabilities
Payables for
Investments purchased	$2,324,872
Fund shares reacquired	3,006,649
Payable to affiliates
Investment adviser	107,302
Shareholder servicing costs	1,890
Distribution and/or service fees	12,622
Payable for independent Trustees’ compensation	8,054
Accrued expenses and other liabilities	254,521
Total liabilities		$5,715,910
Net assets		$2,701,530,236
Net assets consist of
Paid-in capital	$2,735,452,099
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	212,230,366
Accumulated net realized gain (loss) on investments and foreign currency transactions	(341,604,667)
Undistributed net investment income	95,452,438
Net assets		$2,701,530,236
Shares of beneficial interest outstanding		139,247,988

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,773,198,158	90,981,769	$19.49
Service Class	928,332,078	48,266,219	19.23

See Notes to Financial Statements

12

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Interest	$22,943,116
Dividends	19,507,985
Dividends from underlying affiliated funds	16,866
Foreign taxes withheld	(228,160)
Total investment income		$42,239,807
Expenses
Management fee	$10,322,373
Distribution and/or service fees	1,162,282
Shareholder servicing costs	154,631
Administrative services fee	203,298
Independent Trustees’ compensation	27,940
Custodian fee	93,566
Shareholder communications	144,746
Auditing fees	30,328
Legal fees	24,897
Miscellaneous	51,597
Total expenses		$12,215,658
Fees paid indirectly	(191)
Reduction of expenses by investment adviser	(172,611)
Net expenses		$12,042,856
Net investment income		$30,196,951
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$53,794,054
Foreign currency transactions	2,181
Net realized gain (loss) on investments and foreign currency transactions		$53,796,235
Change in unrealized appreciation (depreciation)
Investments	$29,672,342
Translation of assets and liabilities in foreign currencies	31,943
Net unrealized gain (loss) on investments and foreign currency translation		$29,704,285
Net realized and unrealized gain (loss) on investments and foreign currency		$83,500,520
Change in net assets from operations		$113,697,471

See Notes to Financial Statements

13

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$30,196,951	$61,744,159
Net realized gain (loss) on investments and foreign currency transactions	53,796,235	95,935,731
Net unrealized gain (loss) on investments and foreign currency translation	29,704,285	100,356,225
Change in net assets from operations	$113,697,471	$258,036,115
Distributions declared to shareholders
From net investment income	$—	$(75,285,859)
Change in net assets from fund share transactions	$(197,427,205)	$(237,181,394)
Total change in net assets	$(83,729,734)	$(54,431,138)
Net assets
At beginning of period	2,785,259,970	2,839,691,108
At end of period (including undistributed net investment income of $95,452,438 and $65,255,487, respectively)	$2,701,530,236	$2,785,259,970

See Notes to Financial Statements

14

MFS Total Return Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$18.71		$17.48	$15.42	$21.68	$21.90	$20.69
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.41	$0.44	$0.52	$0.56	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		1.31	2.20	(4.97)	0.34	1.81
Total from investment operations	$0.78		$1.72	$2.64	$(4.45)	$0.90	$2.37
Less distributions declared to shareholders
From net investment income	$—		$(0.49)	$(0.58)	$(0.61)	$(0.57)	$(0.50)
From net realized gain on investments	—		—	—	(1.20)	(0.55)	(0.66)
Total distributions declared to shareholders	$—		$(0.49)	$(0.58)	$(1.81)	$(1.12)	$(1.16)
Net asset value, end of period	$19.49		$18.71	$17.48	$15.42	$21.68	$21.90
Total return (%) (k)(r)(s)	4.17	(n)	9.93	18.03	(22.13)	4.17	11.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.81	0.82	0.82	0.83	0.85
Expenses after expense reductions (f)	0.79	(a)	0.81	0.82	0.80	0.80	0.83
Net investment income	2.28	(a)	2.30	2.80	2.80	2.55	2.68
Portfolio turnover	9		30	43	55	60	51
Net assets at end of period (000 omitted)	$1,773,198		$1,860,233	$1,967,226	$1,901,307	$2,887,256	$2,859,830

See Notes to Financial Statements

15

MFS Total Return Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$18.48		$17.28	$15.24	$21.44	$21.67	$20.50
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.36	$0.39	$0.46	$0.50	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		1.29	2.18	(4.91)	0.34	1.78
Total from investment operations	$0.75		$1.65	$2.57	$(4.45)	$0.84	$2.28
Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.53)	$(0.55)	$(0.52)	$(0.45)
From net realized gain on investments	—		—	—	(1.20)	(0.55)	(0.66)
Total distributions declared to shareholders	$—		$(0.45)	$(0.53)	$(1.75)	$(1.07)	$(1.11)
Net asset value, end of period	$19.23		$18.48	$17.28	$15.24	$21.44	$21.67
Total return (%) (k)(r)(s)	4.06	(n)	9.63	17.72	(22.32)	3.94	11.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.06	1.07	1.07	1.08	1.10
Expenses after expense reductions (f)	1.04	(a)	1.06	1.07	1.05	1.05	1.09
Net investment income	2.03	(a)	2.05	2.54	2.55	2.30	2.44
Portfolio turnover	9		30	43	55	60	51
Net assets at end of period (000 omitted)	$928,332		$925,027	$872,466	$804,493	$1,113,209	$1,070,518

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

16

MFS Total Return Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the

17

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,625,753,488	$—	$—	$1,625,753,488
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	352,108,269	—	352,108,269
Non-U.S. Sovereign Debt	—	32,396,379	—	32,396,379
Corporate Bonds	—	171,380,005	—	171,380,005
Residential Mortgage-Backed Securities	—	339,794,346	—	339,794,346
Commercial Mortgage-Backed Securities	—	53,762,701	—	53,762,701
Asset-Backed Securities (including CDOs)	—	6,480,511	—	6,480,511
Foreign Bonds	—	79,523,593	—	79,523,593
Mutual Funds	31,946,919	—	—	31,946,919
Total Investments	$1,657,700,407	$1,035,445,804	$—	$2,693,146,211

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

18

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$75,285,859

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$2,511,020,734
Gross appreciation	254,861,476
Gross depreciation	(72,735,999)
Net unrealized appreciation (depreciation)	$182,125,477

As of 12/31/10
Undistributed ordinary income	65,255,487
Capital loss carryforwards	(364,175,353)
Other temporary differences	17,536
Net unrealized appreciation (depreciation)	151,282,996

19

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(303,515,965)
12/31/17	(60,659,388)
Total	$(364,175,353)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$52,744,422
Service Class	—	22,541,437
Total	$—	$75,285,859

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Next $2 billion of average daily net assets	0.65%
Average daily net assets in excess of $5 billion	0.50%

Effective May 1, 2011, the investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion up to $2.5 billion, and 0.65% of average daily net assets in excess of $2.5 billion up to $3 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. For the six months ended June 30, 2011, this reduction amounted to $164,748 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $153,563, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $1,068.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0148% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or

20

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9,704 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $7,863, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$39,999,262	$104,618,612
Investments (non-U.S. Government securities)	$204,585,752	$318,369,076

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,477,139	$28,416,001	2,578,398	$45,549,752
Service Class	3,279,888	62,345,936	7,547,496	132,017,347
	4,757,027	$90,761,937	10,125,894	$177,567,099
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,935,137	$52,744,422
Service Class	—	—	1,267,085	22,541,437
	—	$—	4,202,222	$75,285,859
Shares reacquired
Initial Class	(9,937,322)	$(191,837,174)	(18,606,613)	$(328,691,104)
Service Class	(5,058,761)	(96,351,968)	(9,247,365)	(161,343,248)
	(14,996,083)	$(288,189,142)	(27,853,978)	$(490,034,352)
Net change
Initial Class	(8,460,183)	$(163,421,173)	(13,093,078)	$(230,396,930)
Service Class	(1,778,873)	(34,006,032)	(432,784)	(6,784,464)
	(10,239,056)	$(197,427,205)	(13,525,862)	$(237,181,394)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $13,473 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

21

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,354,810	205,387,448	(214,795,339)	31,946,919

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,866	$31,946,919

22

MFS Total Return Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

23

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

24

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

25

MFS® Research Bond Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VFB-SEM

MFS® RESEARCH BOND SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Bond Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Research Bond Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	29.5%
U.S. Treasury Securities	24.2%
Mortgage-Backed Securities	21.1%
High Yield Corporates	6.6%
Commercial Mortgage-Backed Securities	6.1%
U.S. Government Agencies	4.6%
Emerging Markets Bonds	2.8%
Collateralized Debt Obligations	1.7%
Non-U.S. Government Bonds	1.1%
Asset-Backed Securities	0.8%
Floating Rate Loans (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	5.6%
AA	3.1%
A	11.6%
BBB	20.7%
BB	6.5%
B	1.1%
CCC (o)	0.0%
CC (o)	0.0%
C (o)	0.0%
D (o)	0.0%
U.S. Government	24.2%
Federal Agencies	25.7%
Not Rated (o)	0.0%
Cash & Other	1.5%

Portfolio facts (i)
Average Duration (d)	4.8
Average Effective Maturity (m)	6.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Research Bond Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.57%	$1,000.00	$1,030.81	$2.87
	Hypothetical (h)	0.57%	$1,000.00	$1,021.97	$2.86
Service Class	Actual	0.82%	$1,000.00	$1,029.53	$4.13
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Research Bond Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.6%
Aerospace – 0.2%
Bombardier, Inc., 7.75%, 2020 (n)	$1,020,000	$1,147,500

Apparel Manufacturers – 0.2%
Phillips-Van Heusen Corp., 7.375%, 2020	$1,455,000	$1,556,850

Asset-Backed & Securitized – 8.6%
Anthracite Ltd., “A”, CDO, FRN, 0.545%, 2019 (z)	$1,270,277	$1,105,141
Anthracite Ltd., “B”, CDO, 5.488%, 2037 (z)	700,000	694,260
Anthracite Ltd., “BFL”, CDO, FRN, 1.185%, 2037 (z)	1,160,000	1,048,756
Anthracite Ltd., “CFL”, CDO, FRN, 1.435%, 2037 (z)	263,618	243,873
Anthracite Ltd., CDO, FRN, 1.035%, 2037 (z)	1,977,382	1,879,304
ARCap REIT, Inc., CDO, “F”, FRN, 6.054%, 2045 (q)(z)	325,000	39,813
Bayview Commercial Asset Trust, FRN, 3.117%, 2036 (i)(z)	1,070,724	70,614
Bayview Commercial Asset Trust, FRN, 3.086%, 2036 (i)(z)	408,368	20,183
Bayview Commercial Asset Trust, FRN, 2.834%, 2036 (i)(z)	517,129	20,955
Bayview Commercial Asset Trust, FRN, 2.93%, 2036 (i)(z)	343,828	14,453
Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)	559,387	17,381
Bayview Commercial Asset Trust, FRN, 3.231%, 2037 (i)(z)	1,175,296	88,865
Bayview Commercial Asset Trust, FRN, 3.037%, 2036 (i)(z)	546,243	37,831
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	45,726	45,896
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	2,524	2,524
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040 (z)	180,426	100,914
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	795,312	799,686
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	1,677,300	1,643,754
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019 (z)	128,042	129,058
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	4,500,342	4,775,055
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.393%, 2044	500,000	506,589
Commercial Mortgage Acceptance Corp., FRN, 2.046%, 2030 (i)	174,425	7,915
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,361,478	1,457,940
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	2,250,000	2,409,806

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	$375,725	$391,110
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	40,504	39,541
Crest Ltd., “A1” CDO, FRN, 0.726%, 2018 (z)	1,045,910	962,237
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	358,861	336,432
Crest Ltd., “B”, CDO, FRN, 1.622%, 2035 (z)	897,000	892,515
CWCapital LLC, 5.223%, 2048	600,000	635,692
Falcon Franchise Loan LLC, FRN, 3.948%, 2025 (i)(z)	187,464	25,458
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	32,704	33,675
Ford Credit Auto Lease Trust, 1.04%, 2013 (n)	81,778	81,802
FUEL Trust, 3.984%, 2016 (z)	1,773,000	1,758,594
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	1,175,000	1,175,000
GMAC LLC, FRN, 7.95%, 2034 (n)	110,000	95,700
GMAC LLC, FRN, 6.02%, 2033 (z)	27,894	28,920
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	1,205,000	1,229,185
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	789,537
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	4,865,701	5,217,003
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.572%, 2042 (n)	130,000	44,442
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	3,564,937	3,786,059
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	3,630,395	3,915,375
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.186%, 2051	4,621,335	4,916,417
KKR Financial CLO Ltd., “A1”, FRN, 0.543%, 2017 (z)	1,000,000	972,470
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.072%, 2030 (i)	180,724	3,651
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040 (z)	851,000	868,020
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.019%, 2050	3,575,513	3,827,665
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	540,000	577,929
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030 (i)(z)	269,761	6,798
Preferred Term Securities XIX Ltd., CDO, FRN, 0.597%, 2035 (z)	464,966	310,365
Prudential Securities Secured Financing Corp., FRN, 7.325%, 2013 (z)	125,000	125,524
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	174,000	74,127
Smart Trust, “A2B”, FRN, 0.948%, 2013 (z)	713,000	713,001

4

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Structured Asset Securities Corp., FRN, 0.425%, 2035	$315	$313
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.096%, 2051	3,431,440	3,647,885
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.096%, 2051	4,231,834	4,603,989

		$59,246,997

Automotive – 1.1%
Ford Motor Credit Co. LLC, 8%, 2014	$1,350,000	$1,481,008
Harley-Davidson Financial Services, 3.875%, 2016 (n)	3,270,000	3,325,740
Lear Corp., 8.125%, 2020	1,495,000	1,610,863
RCI Banque S.A., 4.6%, 2016 (n)	1,426,000	1,456,692

		$7,874,303

Banks & Diversified Financials (Covered Bonds) – 0.1%
Compagnie de Financement Foncier, 2.125%, 2013 (n)	$900,000	$913,423

Biotechnology – 0.2%
Life Technologies Corp., 5%, 2021	$1,542,000	$1,564,384

Broadcasting – 0.9%
Discovery Communications, Inc., 4.375%, 2021	$1,666,000	$1,649,697
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,525,000	1,616,500
NBC Universal, Inc., 5.95%, 2041 (n)	1,594,000	1,620,926
News America, Inc., 8.5%, 2025	152,000	192,292
SIRIUS XM Radio, Inc., 13%, 2013 (n)	1,215,000	1,424,588

		$6,504,003

Brokerage & Asset Managers – 0.2%
INVESCO PLC, 5.625%, 2012	$191,000	$198,476
TD AMERITRADE Holding Corp., 5.6%, 2019	859,000	920,864

		$1,119,340

Building – 0.4%
Owens Corning, Inc., 6.5%, 2016	$2,292,000	$2,493,884

Cable TV – 2.4%
CCO Holdings LLC, 7.875%, 2018	$1,630,000	$1,717,613
Cox Communications, Inc., 9.375%, 2019 (n)	2,492,000	3,312,105
CSC Holdings LLC, 8.5%, 2014	1,600,000	1,772,000
DIRECTV Holdings LLC, 5.2%, 2020	1,050,000	1,110,992
DIRECTV Holdings LLC, 7.625%, 2016	2,517,000	2,743,530
Myriad International Holdings B.V., 6.375%, 2017 (n)	1,470,000	1,587,600
TCI Communications, Inc., 9.8%, 2012	72,000	75,715
Time Warner Cable, Inc., 5%, 2020	2,000,000	2,077,888
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	370,652
Virgin Media Finance PLC, 9.5%, 2016	1,350,000	1,525,500
Virgin Media Secured Finance PLC, 5.25%, 2021 (z)	480,000	511,158

		$16,804,753

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – 1.3%
Ashland, Inc., 9.125%, 2017	$2,120,000	$2,385,000
Dow Chemical Co., 8.55%, 2019	2,300,000	2,965,721
Lyondell Chemical Co., 11%, 2018	1,275,000	1,428,000
Nalco Co., 8.25%, 2017	1,700,000	1,857,250

		$8,635,971

Consumer Products – 0.5%
Hasbro, Inc., 6.35%, 2040	$1,500,000	$1,550,550
Newell Rubbermaid, Inc., 5.5%, 2013	1,971,000	2,109,717

		$3,660,267

Consumer Services – 0.2%
Western Union Co., 5.4%, 2011	$1,147,000	$1,167,678

Containers – 0.2%
Greif, Inc., 7.75%, 2019	$1,575,000	$1,701,000

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$500,000	$568,221
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	354,000	363,305

		$931,526

Electronics – 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$1,180,000	$1,390,333

Emerging Market Quasi-Sovereign – 0.8%
Banco do Brasil S.A., 5.875%, 2022 (z)	$1,702,000	$1,683,278
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (z)	1,659,000	1,616,282
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (z)	2,026,000	2,034,921
Petroleos Mexicanos, 6.5%, 2041 (z)	51,000	51,747

		$5,386,228

Emerging Market Sovereign – 0.2%
Republic of Hungary, 6.375%, 2021	$1,592,000	$1,679,560

Energy – Independent – 1.6%
Anadarko Petroleum Corp., 6.45%, 2036	$1,280,000	$1,335,611
Anadarko Petroleum Corp., 6.95%, 2019	1,460,000	1,705,296
Anadarko Petroleum Corp., 6.375%, 2017	653,000	748,556
Newfield Exploration Co., 6.625%, 2016	1,160,000	1,197,700
Newfield Exploration Co., 7.125%, 2018	740,000	784,400
Pioneer Natural Resources Co., 6.65%, 2017	1,760,000	1,916,950
Southwestern Energy Co., 7.5%, 2018	2,521,000	2,867,638
Talisman Energy, Inc., 7.75%, 2019	200,000	243,736

		$10,799,887

Energy – Integrated – 0.2%
BP Capital Markets PLC, 4.5%, 2020	$623,000	$635,332
ConocoPhillips, 6%, 2020	740,000	865,349

		$1,500,681

Financial Institutions – 1.5%
CIT Group, Inc., 6.625%, 2018 (n)	$1,641,000	$1,710,743
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	2,005,000	2,055,125
General Electric Capital Corp., 4.625%, 2021	1,830,000	1,840,771

5

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
International Lease Finance Corp., 5.75%, 2016	$1,205,000	$1,186,584
International Lease Finance Corp., 7.125%, 2018 (n)	1,190,000	1,273,300
SLM Corp., 6.25%, 2016	2,039,000	2,115,463

		$10,181,986

Food & Beverages – 1.3%
Anheuser-Busch InBev S.A., 7.75%, 2019	$2,667,000	$3,355,203
Kraft Foods, Inc., 6.5%, 2040	1,351,000	1,500,656
Kraft Foods, Inc., 6.125%, 2018	550,000	632,739
Miller Brewing Co., 5.5%, 2013 (n)	1,310,000	1,418,958
Tyson Foods, Inc., 6.85%, 2016	1,760,000	1,944,800

		$8,852,356

Food & Drug Stores – 0.2%
CVS Caremark Corp., 5.75%, 2041	$1,600,000	$1,573,176

Forest & Paper Products – 0.4%
Fibria Overseas Finance, 6.75%, 2021 (n)	$1,549,000	$1,622,578
Georgia-Pacific Corp., 5.4%, 2020 (n)	175,000	178,348
Inversiones CMPC S.A., 4.75%, 2018 (n)	830,000	829,200

		$2,630,126

Gaming & Lodging – 0.5%
Wyndham Worldwide Corp., 7.375%, 2020	$600,000	$665,327
Wyndham Worldwide Corp., 6%, 2016	2,905,000	3,085,049

		$3,750,376

Insurance – 1.1%
Aflac, Inc., 6.45%, 2040	$1,654,000	$1,641,185
ING Groep N.V., 5.775% to 2015, FRN to 2049	2,198,000	2,022,160
Metropolitan Life Global Funding, 5.125%, 2013 (n)	420,000	446,892
Metropolitan Life Global Funding, 5.125%, 2014 (n)	290,000	316,842
Unum Group, 7.125%, 2016	290,000	332,872
UnumProvident Corp., 6.85%, 2015 (n)	2,243,000	2,510,774

		$7,270,725

Insurance – Health – 0.7%
Humana, Inc., 7.2%, 2018	$2,482,000	$2,881,190
Unitedhealth Group, Inc., 4.875%, 2013	2,000,000	2,114,898

		$4,996,088

Insurance – Property & Casualty – 1.3%
Allied World Assurance, 5.5%, 2020	$740,000	$748,686
AXIS Capital Holdings Ltd., 5.75%, 2014	555,000	599,709
CNA Financial Corp., 5.875%, 2020	1,580,000	1,642,783
PartnerRe Ltd., 5.5%, 2020	1,083,000	1,093,715
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	1,670,000	1,675,635
XL Group PLC, 6.5% to 2017, FRN to 2049	1,504,000	1,379,920

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Property & Casualty – continued
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	$542,000	$550,130
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	1,452,000	1,444,740

		$9,135,318

International Market Quasi-Sovereign – 1.0%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$1,150,000	$1,207,042
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	766,000	778,570
ING Bank N.V., 3.9%, 2014 (n)	1,500,000	1,604,889
NIBC Bank N.V., 2.8%, 2014 (z)	1,500,000	1,561,541
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	1,080,000	1,100,395
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	893,050

		$7,145,487

Machinery & Tools – 0.2%
Case New Holland, Inc., 7.875%, 2017 (n)	$1,225,000	$1,347,500

Major Banks – 6.0%
ABN AMRO Bank N.V., 3%, 2014 (n)	$850,000	$868,308
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	120,000	89,250
Bank of America Corp., 5.65%, 2018	4,300,000	4,533,623
Bank of America Corp., 8% to 2018, FRN to 2049	1,884,000	1,967,480
Bank of America Corp., 5.625%, 2020	555,000	573,044
Bank of America Corp., 5.875%, 2021	1,670,000	1,752,623
BNP Paribas, 5%, 2021	1,120,000	1,126,056
Credit Suisse (USA), Inc., 6%, 2018	2,160,000	2,330,776
Goldman Sachs Group, Inc., 7.5%, 2019	1,438,000	1,673,175
Goldman Sachs Group, Inc., 5.625%, 2017	336,000	355,702
HSBC USA, Inc., 4.875%, 2020	1,090,000	1,073,142
JPMorgan Chase & Co., 4.25%, 2020	2,800,000	2,739,338
JPMorgan Chase & Co., 4.625%, 2021	2,630,000	2,608,721
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	276,731
JPMorgan Chase Capital XXII, 6.45%, 2087	845,000	851,402
JPMorgan Chase Capital XXVII, 7%, 2039	221,000	220,726
Macquarie Group Ltd., 6%, 2020 (n)	1,073,000	1,075,957
Macquarie Group Ltd., 6.25%, 2021 (n)	1,400,000	1,399,177
Merrill Lynch & Co., Inc., 6.15%, 2013	1,170,000	1,256,269
Merrill Lynch & Co., Inc., 6.05%, 2016	1,569,000	1,644,924
Morgan Stanley, 6.625%, 2018	2,260,000	2,489,600
Morgan Stanley, 5.5%, 2020	1,600,000	1,619,506
Morgan Stanley, 5.75%, 2021	1,680,000	1,699,873
Morgan Stanley, 5.75%, 2016	944,000	1,002,649
PNC Funding Corp., 5.625%, 2017	1,673,000	1,842,154
Royal Bank of Scotland PLC, 6.125%, 2021	1,660,000	1,701,689
Wachovia Corp., 6.605%, 2025	164,000	181,574
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	2,012,000	2,172,960

		$41,126,429

6

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – 0.3%
HCA, Inc., 7.875%, 2020	$1,505,000	$1,632,925
McKesson Corp., 5.7%, 2017	510,000	578,081

		$2,211,006

Metals & Mining – 1.6%
ArcelorMittal, 6.5%, 2014	$496,000	$550,027
ArcelorMittal, 9.85%, 2019	1,410,000	1,787,501
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,542,000	1,684,635
Southern Copper Corp., 6.75%, 2040	2,040,000	1,984,530
Teck Resources Ltd., 10.25%, 2016	1,284,000	1,534,380
Teck Resources Ltd., 10.75%, 2019	1,167,000	1,474,796
Vale Overseas Ltd., 5.625%, 2019	1,210,000	1,291,383
Vedanta Resources PLC, 6.75%, 2016 (z)	1,068,000	1,063,942

		$11,371,194

Mortgage-Backed – 21.0%
Fannie Mae, 4.55%, 2011	$111,390	$110,473
Fannie Mae, 4.86%, 2012 - 2015	194,861	203,447
Fannie Mae, 5.12%, 2012	54,639	55,396
Fannie Mae, 3.81%, 2013	17,721	18,415
Fannie Mae, 4.517%, 2013	280,923	294,093
Fannie Mae, 4.845%, 2013	47,660	50,194
Fannie Mae, 5.159%, 2013	1,353,814	1,441,137
Fannie Mae, 4.562%, 2014	104,553	111,422
Fannie Mae, 4.6%, 2014 - 2015	102,723	110,085
Fannie Mae, 4.61%, 2014	66,538	71,434
Fannie Mae, 4.77%, 2014 - 2019	489,506	525,502
Fannie Mae, 4.88%, 2014 - 2020	204,596	220,091
Fannie Mae, 4.53%, 2015	99,936	107,570
Fannie Mae, 4.56%, 2015	52,120	55,991
Fannie Mae, 4.665%, 2015	35,703	38,466
Fannie Mae, 4.69%, 2015	155,101	167,080
Fannie Mae, 4.7%, 2015	327,550	353,940
Fannie Mae, 4.74%, 2015	46,717	50,501
Fannie Mae, 4.78%, 2015	99,883	108,333
Fannie Mae, 4.815%, 2015	52,268	56,675
Fannie Mae, 4.85%, 2015	165,816	179,373
Fannie Mae, 4.87%, 2015	32,327	35,079
Fannie Mae, 4.89%, 2015	91,549	99,553
Fannie Mae, 4.922%, 2015	68,150	74,095
Fannie Mae, 4.94%, 2015	120,000	130,800
Fannie Mae, 5.1%, 2015	275,000	293,070
Fannie Mae, 5.466%, 2015	787,747	870,295
Fannie Mae, 5.08%, 2016	354,729	388,532
Fannie Mae, 5.09%, 2016	115,646	126,641
Fannie Mae, 5.157%, 2016	3,395,734	3,732,549
Fannie Mae, 5.35%, 2016 - 2023	860,107	940,264
Fannie Mae, 5.395%, 2016	129,410	141,445
Fannie Mae, 5.424%, 2016	1,143,686	1,263,220
Fannie Mae, 5.724%, 2016	1,613,314	1,790,667
Fannie Mae, 3.308%, 2017	1,392,778	1,416,333
Fannie Mae, 4.99%, 2017	150,413	162,874
Fannie Mae, 5.05%, 2017	255,176	278,458
Fannie Mae, 5.28%, 2017	137,885	151,155
Fannie Mae, 5.488%, 2017	951,296	1,061,681

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.5%, 2017 - 2040	$19,765,265	$21,433,477
Fannie Mae, 5.54%, 2017	105,226	114,900
Fannie Mae, 5.65%, 2017	157,439	171,409
Fannie Mae, 3.84%, 2018	697,786	723,859
Fannie Mae, 3.99%, 2018	600,000	624,738
Fannie Mae, 5.341%, 2018	501,875	557,396
Fannie Mae, 5.18%, 2019	130,569	142,396
Fannie Mae, 5.51%, 2019	195,223	212,126
Fannie Mae, 5%, 2020 - 2040	13,524,733	14,426,905
Fannie Mae, 5.19%, 2020	192,601	206,886
Fannie Mae, 6%, 2022 - 2038	18,148,300	19,969,626
Fannie Mae, 4%, 2024 - 2025	2,376,572	2,482,251
Fannie Mae, 4.5%, 2024 - 2040	9,572,959	10,134,124
Fannie Mae, 4.5%, 2025	771,452	819,229
Fannie Mae, 6.5%, 2032 - 2033	30,661	34,893
Freddie Mac, 5%, 2017 - 2040	5,251,879	5,599,647
Freddie Mac, 3.154%, 2018	935,000	932,147
Freddie Mac, 5.5%, 2019 - 2038	4,544,259	4,939,274
Freddie Mac, 2.757%, 2020	1,427,549	1,437,742
Freddie Mac, 3.32%, 2020	2,922,614	3,006,913
Freddie Mac, 4.251%, 2020	807,000	841,491
Freddie Mac, 4%, 2025 - 2040	8,372,912	8,567,907
Freddie Mac, 4.5%, 2025 - 2028	2,338,069	2,447,092
Freddie Mac, 6%, 2034 - 2038	1,426,582	1,576,048
Freddie Mac, FRN, 3.882%, 2017	1,836,000	1,919,505
Ginnie Mae, 4%, 2032 - 2040	4,482,407	4,560,743
Ginnie Mae, 6%, 2036 - 2039	2,247,942	2,508,450
Ginnie Mae, 5.5%, 2038 - 2040	4,193,549	4,617,570
Ginnie Mae, 4.5%, 2039 - 2040	11,846,116	12,557,177

		$144,852,250

Natural Gas – Pipeline – 0.4%
Enterprise Products Operating LP, 5.65%, 2013	$227,000	$243,488
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	117,327
Kinder Morgan Energy Partners LP, 6.375%, 2041	1,740,000	1,781,148
Spectra Energy Capital LLC, 8%, 2019	613,000	749,860

		$2,891,823

Network & Telecom – 1.2%
AT&T, Inc., 5.35%, 2040	$1,770,000	$1,677,723
Centurylink, Inc., 6.45%, 2021	1,860,000	1,838,738
Frontier Communications Corp., 8.5%, 2020	861,000	938,490
Telefonica Emisiones S.A.U., 5.134%, 2020	1,471,000	1,458,155
Telefonica Emisiones S.A.U., 5.462%, 2021	760,000	771,534
Verizon New York, Inc., 6.875%, 2012	1,317,000	1,375,634

		$8,060,274

Oil Services – 0.6%
Nabors Industries, Inc., 5%, 2020	$2,230,000	$2,256,394
Transocean, Inc., 6%, 2018	610,000	675,381
Transocean, Inc., 6.5%, 2020	760,000	849,862

		$3,781,637

7

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Oils – 0.3%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,980,000	$2,041,875

Other Banks & Diversified Financials – 3.2%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,500,000	$1,446,384
Capital One Financial Corp., 6.15%, 2016	1,970,000	2,173,343
Citigroup, Inc., 8.5%, 2019	2,400,000	2,975,172
Citigroup, Inc., 6.125%, 2018	1,810,000	1,993,226
Citigroup, Inc., 5.375%, 2020	1,700,000	1,774,057
Discover Bank, 7%, 2020	1,720,000	1,910,389
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	472,000	540,138
HSBC Holdings PLC, 5.1%, 2021	2,481,000	2,542,489
Lloyds TSB Bank PLC, 4.875%, 2016	1,890,000	1,933,037
Santander Holdings USA, Inc., 4.625%, 2016	480,000	482,384
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,070,000	1,182,350
Turkiye Garanti Bankasi A.S., 6.25%, 2021 (z)	1,632,000	1,583,040
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,249,000	1,224,020

		$21,760,029

Pharmaceuticals – 0.1%
Celgene Corp., 2.45%, 2015	$743,000	$738,563

Pollution Control – 0.2%
Allied Waste North America, Inc., 6.875%, 2017	$1,250,000	$1,354,688

Printing & Publishing – 0.0%
Pearson PLC, 5.5%, 2013 (n)	$200,000	$214,051

Real Estate – 1.4%
HCP, Inc., REIT, 5.375%, 2021	$1,134,000	$1,169,638
HRPT Properties Trust, REIT, 6.25%, 2016	1,689,000	1,849,335
Kimco Realty Corp., REIT, 5.783%, 2016	1,794,000	1,981,430
Liberty Property LP, REIT, 5.5%, 2016	1,013,000	1,103,823
Simon Property Group, Inc., REIT, 10.35%, 2019	1,313,000	1,817,469
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,510,000	1,712,329

		$9,634,024

Retailers – 0.4%
Home Depot, Inc., 5.95%, 2041	$1,524,000	$1,569,455
Wesfarmers Ltd., 6.998%, 2013 (n)	1,000,000	1,094,901

		$2,664,356

Specialty Stores – 0.5%
Advance Auto Parts, Inc., 5.75%, 2020	$1,512,000	$1,599,915
Best Buy Co., Inc., 6.75%, 2013	1,660,000	1,813,482

		$3,413,397

Supranational – 0.0%
Corporacion Andina de Fomento, 6.875%, 2012	$61,000	$63,387

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – 0.8%
American Tower Corp., 4.5%, 2018	$2,620,000	$2,618,782
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,096,000	1,195,866
Crown Castle Towers LLC, 4.883%, 2020 (n)	900,000	904,973
Rogers Cable, Inc., 5.5%, 2014	734,000	808,286

		$5,527,907

Tobacco – 1.5%
Altria Group, Inc., 9.95%, 2038	$1,650,000	$2,318,326
Lorillard Tobacco Co., 8.125%, 2019	3,555,000	4,140,693
Reynolds American, Inc., 7.25%, 2012	800,000	845,036
Reynolds American, Inc., 6.75%, 2017	2,900,000	3,348,273

		$10,652,328

Transportation – Services – 0.5%
Erac USA Finance Co., 7%, 2037 (n)	$1,851,000	$2,036,705
Hertz Corp., 7.5%, 2018 (n)	1,036,000	1,067,080

		$3,103,785

U.S. Government Agencies and Equivalents – 4.6%
Bank of America Corp., FRN, 0.626%, 2012 (m)	$2,353,000	$2,363,417
Citigroup, Inc., FRN, 0.602%, 2012 (m)	5,650,000	5,669,453
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	396,000	390,064
General Electric Capital Corp., FRN, 0.218%, 2012 (m)	3,034,000	3,034,601
Goldman Sachs Group, Inc., FRN, 0.447%, 2012 (m)	1,157,000	1,159,521
JPMorgan Chase & Co., FRN, 0.496%, 2012 (m)	5,650,000	5,675,431
Morgan Stanley, FRN, 0.596%, 2012 (m)	5,173,000	5,195,415
National Credit Union Administration Guaranteed Note, 2.9%, 2020	980,000	978,169
PNC Funding Corp., FRN, 0.504%, 2012 (m)	2,960,000	2,966,556
Small Business Administration, 4.34%, 2024	110,751	116,796
Small Business Administration, 4.43%, 2029	1,073,137	1,141,779
Small Business Administration, 4.99%, 2024	92,120	98,761
Small Business Administration, 4.86%, 2025	196,132	209,775
Small Business Administration, 4.625%, 2025	192,518	204,640
Small Business Administration, 5.11%, 2025	146,659	156,838
Small Business Administration, 4.93%, 2024	83,628	89,459
Small Business Administration, 3.25%, 2030	917,757	910,019
Wells Fargo & Co., FRN, 0.467%, 2012 (m)	1,289,000	1,293,018

		$31,653,712

U.S. Treasury Obligations – 24.0%
U.S. Treasury Bonds, 6.25%, 2023	$177,000	$224,541
U.S. Treasury Bonds, 6%, 2026	373,000	464,269
U.S. Treasury Bonds, 6.75%, 2026	19,000	25,356
U.S. Treasury Bonds, 5.25%, 2029	14,492,000	16,722,406
U.S. Treasury Bonds, 4.5%, 2036	116,000	119,879
U.S. Treasury Bonds, 5%, 2037	5,246,000	5,827,157
U.S. Treasury Bonds, 4.5%, 2039	20,040,600	20,491,514
U.S. Treasury Notes, 1.375%, 2012	42,733,800	43,062,637

8

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.375%, 2012	$18,164,000	$18,347,057
U.S. Treasury Notes, 3.125%, 2013	201,000	212,620
U.S. Treasury Notes, 1.875%, 2014	24,639,000	25,407,047
U.S. Treasury Notes, 1.875%, 2014	14,184,000	14,627,250
U.S. Treasury Notes, 2.125%, 2015	975,000	1,007,906
U.S. Treasury Notes, 5.125%, 2016	167,000	194,085
U.S. Treasury Notes, 3.5%, 2020	14,945,000	15,602,281
U.S. Treasury Notes, TIPS, 2%, 2014	764,395	823,517
U.S. Treasury Notes, TIPS, 1.625%, 2015	812,723	881,551
U.S. Treasury Notes, TIPS, 2%, 2016	1,393,787	1,549,063

		$165,590,136

Utilities – Electric Power – 1.2%
CenterPoint Energy, Inc., 5.95%, 2017	$540,000	$604,464
EDP Finance B.V., 6%, 2018 (n)	2,600,000	2,405,666
PPL WEM Holdings PLC, 5.375%, 2021 (n)	2,909,000	3,013,567
TECO Energy, Inc., 5.15%, 2020	1,810,000	1,919,400
Waterford 3 Funding Corp., 8.09%, 2017	60,492	60,912

		$8,004,009

Total Bonds (Identified Cost, $651,686,500)		$673,672,566

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) – 0.0%
Automotive – 0.0%
Ford Motor Co., Term Loan B-1, 2.94%, 2013 (Identified Cost, $229,675)	$242,665	$242,346

MONEY MARKET FUNDS (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	10,146,942	$10,146,942

Total Investments (Identified Cost, $662,063,117)		$684,061,854

OTHER ASSETS, LESS LIABILITIES – 0.9%		6,116,772

Net Assets – 100.0%		$690,178,626

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $60,359,461 representing 8.7% of net assets.
(q)	Interest received was less than stated coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “F”, FRN, 6.054%, 2045	12/07/06	$332,002	$39,813
Anthracite Ltd., “A”, CDO, FRN, 0.545%, 2019	1/15/10-1/28/10	929,818	1,105,141
Anthracite Ltd., “B”, CDO, 5.488%, 2037	12/09/10	689,650	694,260
Anthracite Ltd., “BFL”, CDO, FRN, 1.185%, 2037	12/09/10	1,055,600	1,048,756
Anthracite Ltd., “CFL”, CDO, FRN, 1.435%, 2037	3/03/11	248,457	243,873
Anthracite Ltd., CDO, FRN, 1.035%, 2037	2/24/10-3/03/11	1,797,834	1,879,304
Banco do Brasil S.A., 5.875%, 2022	5/19/11	1,679,939	1,683,278
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/05	43,458	17,381
Bayview Commercial Asset Trust, FRN, 2.93%, 2036	3/29/06	33,963	14,453
Bayview Commercial Asset Trust, FRN, 2.834%, 2036	2/28/06	45,005	20,955
Bayview Commercial Asset Trust, FRN, 3.086%, 2036	5/16/06	30,772	20,183
Bayview Commercial Asset Trust, FRN, 3.117%, 2036	9/11/06	140,104	70,614

9

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 3.037%, 2036	10/25/06	$76,758	$37,831
Bayview Commercial Asset Trust, FRN, 3.231%, 2037	1/26/07	110,291	88,865
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040	3/01/06	180,426	100,914
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021	4/20/11-4/21/11	1,628,033	1,616,282
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06-3/04/10	768,711	799,686
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10-3/25/11	1,542,826	1,643,754
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019	7/22/10	129,204	129,058
Crest Ltd., “A1” CDO, FRN, 0.726%, 2018	1/21/10-3/04/10	809,270	962,237
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	295,834	336,432
Crest Ltd., “B”, CDO, FRN, 1.622%, 2035	1/12/10	753,722	892,515
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	765,019	778,570
FUEL Trust, 3.984%, 2016	6/14/11-6/29/11	1,767,842	1,758,594
Falcon Franchise Loan LLC, FRN, 3.948%, 2025	1/29/03	16,370	25,458
GMAC LLC, FRN, 6.02%, 2033	3/20/02	18,203	28,920
KKR Financial CLO Ltd., “A1”, FRN, 0.543%, 2017	4/11/11	955,000	972,470
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040	3/10/10	801,363	868,020
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030	4/04/02	9,581	6,798
NIBC Bank N.V., 2.8%, 2014	11/24/09	1,497,714	1,561,541
OJSC Russian Agricultural Bank, FRN, 6%, 2021	5/26/11-5/31/11	2,030,294	2,034,921
Petroleos Mexicanos, 6.5%, 2041	5/25/11	50,634	51,747
Preferred Term Securities XIX Ltd., CDO, FRN, 0.597%, 2035	9/08/05-3/28/11	329,874	310,365
Prudential Securities Secured Financing Corp., FRN, 7.325%, 2013	12/06/04	128,208	125,524
Smart Trust, “A2B”, FRN, 0.948%, 2013	3/10/11	713,000	713,001
Turkiye Garanti Bankasi A.S., 6.25%, 2021	4/14/11-4/20/11	1,618,211	1,583,040
Vedanta Resources PLC, 6.75%, 2016	5/26/11	1,068,000	1,063,942
Virgin Media Secured Finance PLC, 5.25%, 2021	2/24/11	477,578	511,158
Total Restricted Securities			$25,839,654
% of Net Assets			3.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Security

See Notes to Financial Statements

10

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $651,916,175)	$673,914,912
Underlying affiliated funds, at cost and value	10,146,942
Total investments, at value (identified cost, $662,063,117)	$684,061,854
Cash	699,170
Receivables for
Fund shares sold	1,688,683
Interest	5,992,506
Other assets	2,887
Total assets		$692,445,100
Liabilities
Payables for
Investments purchased	$1,635,051
Fund shares reacquired	513,010
Payable to affiliates
Investment adviser	19,478
Shareholder servicing costs	466
Distribution and/or service fees	4,435
Payable for independent Trustees’ compensation	890
Accrued expenses and other liabilities	93,144
Total liabilities		$2,266,474
Net assets		$690,178,626
Net assets consist of
Paid-in capital	$631,308,690
Unrealized appreciation (depreciation) on investments	21,998,737
Accumulated net realized gain (loss) on investments	7,302,697
Undistributed net investment income	29,568,502
Net assets		$690,178,626
Shares of beneficial interest outstanding		53,172,609

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$365,047,800	27,973,260	$13.05
Service Class	325,130,826	25,199,349	12.90

See Notes to Financial Statements

11

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Interest	$13,167,390
Dividends from underlying affiliated funds	11,332
Total investment income		$13,178,722
Expenses
Management fee	$1,578,169
Distribution and/or service fees	332,897
Shareholder servicing costs	35,436
Administrative services fee	50,560
Independent Trustees’ compensation	7,920
Custodian fee	38,725
Shareholder communications	42,323
Auditing fees	30,568
Legal fees	4,681
Miscellaneous	15,317
Total expenses		$2,136,596
Fees paid indirectly	(444)
Reduction of expenses by investment adviser	(1,759)
Net expenses		$2,134,393
Net investment income		$11,044,329
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)		$956,346
Change in unrealized appreciation (depreciation) on investments		$6,705,180
Net realized and unrealized gain (loss) on investments		$7,661,526
Change in net assets from operations		$18,705,855

See Notes to Financial Statements

12

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited	)	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$11,044,329		$16,535,232
Net realized gain (loss) on investments	956,346		10,684,917
Net unrealized gain (loss) on investments	6,705,180		4,393,825
Change in net assets from operations	$18,705,855		$31,613,974
Distributions declared to shareholders
From net investment income	$—		$(13,266,265)
From net realized gain on investments	—		(1,375,381)
Total distributions declared to shareholders	$—		$(14,641,646)
Change in net assets from fund share transactions	$88,530,765		$203,342,287
Total change in net assets	$107,236,620		$220,314,615
Net assets
At beginning of period	582,942,006		362,627,391
At end of period (including undistributed net investment income of $29,568,502 and $18,524,173, respectively)	$690,178,626		$582,942,006

See Notes to Financial Statements

13

MFS Research Bond Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$12.66		$12.20	$11.00	$11.60	$11.51	$11.61
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.44	$0.51	$0.52	$0.55	$0.53
Net realized and unrealized gain (loss) on investments	0.16		0.45	1.20	(0.78)	(0.08)	(0.08)
Total from investment operations	$0.39		$0.89	$1.71	$(0.26)	$0.47	$0.45
Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.51)	$(0.34)	$(0.38)	$(0.49)
From net realized gain on investments	—		(0.04)	—	—	—	(0.06)
Total distributions declared to shareholders	$—		$(0.43)	$(0.51)	$(0.34)	$(0.38)	$(0.55)
Net asset value, end of period	$13.05		$12.66	$12.20	$11.00	$11.60	$11.51
Total return (%) (k)(r)(s)	3.08	(n)	7.47	16.16	(2.37)	4.21	4.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.59	0.62	0.74	0.77	0.94
Expenses after expense reductions (f)	0.57	(a)	0.59	0.62	0.64	0.67	0.70
Net investment income	3.61	(a)	3.51	4.38	4.63	4.80	4.69
Portfolio turnover	30		66	113	115	74	51
Net assets at end of period (000 omitted)	$365,048		$371,865	$317,851	$184,984	$139,275	$66,875

See Notes to Financial Statements

14

MFS Research Bond Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$12.53		$12.10	$10.91	$11.51	$11.43	$11.54
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.40	$0.47	$0.49	$0.52	$0.50
Net realized and unrealized gain (loss) on investments	0.16		0.45	1.20	(0.78)	(0.08)	(0.08)
Total from investment operations	$0.37		$0.85	$1.67	$(0.29)	$0.44	$0.42
Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.48)	$(0.31)	$(0.36)	$(0.47)
From net realized gain on investments	—		(0.04)	—	—	—	(0.06)
Total distributions declared to shareholders	$—		$(0.42)	$(0.48)	$(0.31)	$(0.36)	$(0.53)
Net asset value, end of period	$12.90		$12.53	$12.10	$10.91	$11.51	$11.43
Total return (%) (k)(r)(s)	2.95	(n)	7.20	15.91	(2.64)	3.92	3.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.84	0.87	0.99	1.03	1.20
Expenses after expense reductions (f)	0.82	(a)	0.84	0.87	0.89	0.93	0.95
Net investment income	3.35	(a)	3.20	4.07	4.37	4.55	4.44
Portfolio turnover	30		66	113	115	74	51
Net assets at end of period (000 omitted)	$325,131		$211,077	$44,776	$14,518	$18,347	$16,822

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

15

MFS Research Bond Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Bond Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair

16

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$ —	$197,243,848	$—	$197,243,848
Non-U.S. Sovereign Debt	—	12,239,741	—	12,239,741
Corporate Bonds	—	200,534,075	—	200,534,075
Residential Mortgage-Backed Securities	—	145,014,651	—	145,014,651
Commercial Mortgage-Backed Securities	—	42,229,474	—	42,229,474
Asset-Backed Securities (including CDOs)	—	16,855,122	—	16,855,122
Foreign Bonds	—	59,555,655	—	59,555,655
Floating Rate Loans	—	242,346	—	242,346
Mutual Funds	10,146,942	—	—	10,146,942
Total Investments	$10,146,942	$673,914,912	$—	$684,061,854

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

17

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

The fund entered into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$14,641,646

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$664,061,050
Gross appreciation	22,378,504
Gross depreciation	(2,377,700)
Net unrealized appreciation (depreciation)	$20,000,804
As of 12/31/10
Undistributed ordinary income	24,584,956
Undistributed long-term capital gain	2,046,568
Other temporary differences	(105,920)
Net unrealized appreciation (depreciation)	13,638,477

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

18

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/11	Year ended 12/31/10	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$10,520,871	$—	$1,086,136
Service Class	—	2,745,394	—	289,245
Total	$—	$13,266,265	$—	$1,375,381

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.70% of average daily net assets for the Initial Class shares and 0.95% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. For the six months ended June 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $35,233, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $203.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The

19

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,171 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,759, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$147,618,668	$96,262,573
Investments (non-U.S. Government securities)	$134,383,297	$88,532,107

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,404,292	$30,800,014	7,336,270	$91,347,137
Service Class	9,144,051	116,397,921	13,907,465	172,402,689
	11,548,343	$147,197,935	21,243,735	$263,749,826
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	955,309	$11,607,007
Service Class	—	—	251,837	3,034,639
	—	$—	1,207,146	$14,641,646
Shares reacquired
Initial Class	(3,798,992)	$(48,673,400)	(4,980,013)	$(62,421,426)
Service Class	(784,256)	(9,993,770)	(1,019,752)	(12,627,759)
	(4,583,248)	$(58,667,170)	(5,999,765)	$(75,049,185)
Net change
Initial Class	(1,394,700)	$(17,873,386)	3,311,566	$40,532,718
Service Class	8,359,795	106,404,151	13,139,550	162,809,569
	6,965,095	$88,530,765	16,451,116	$203,342,287

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $2,769 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

20

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,107,357	167,990,205	(165,950,620)	10,146,942

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,332	$10,146,942

21

MFS Research Bond Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

22

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

23

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

24

MFS® High Income Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VHI-SEM

MFS® HIGH INCOME SERIES

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Income Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS High Income Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy Independent	8.3%
Broadcasting	5.5%
Medical & Health Technology & Services	5.4%
Utilities – Electric Power	4.8%
Telecommunications – Wireless	4.7%

Composition including fixed income credit quality (a)(i)
A	1.1%
BBB	4.3%
BB	30.3%
B	42.2%
CCC	15.4%
CC	1.1%
C	0.3%
D	0.2%
Not Rated	(0.4)%
Non-Fixed Income	2.2%
Cash & Other	3.3%

Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	7.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS High Income Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.79%	$1,000.00	$1,043.28	$4.00
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,041.19	$5.26
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS High Income Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 93.3%
Aerospace – 2.1%
BE Aerospace, Inc., 8.5%, 2018		$1,010,000	$1,102,163
Bombardier, Inc., 7.5%, 2018 (n)		1,370,000	1,534,400
Bombardier, Inc., 7.75%, 2020 (n)		550,000	618,750
CPI International Acquisition, Inc., 8%, 2018 (n)		1,040,000	982,800
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		1,220,000	954,650
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	655,000	902,356
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$915,000	947,025

			$7,042,144

Airlines – 0.0%
Continental Airlines, Inc., 6.748%, 2018		$60,788	$60,253

Apparel Manufacturers – 0.7%
Hanesbrands, Inc., 8%, 2016		$990,000	$1,056,825
Phillips-Van Heusen Corp., 7.375%, 2020		1,350,000	1,444,500

			$2,501,325

Asset-Backed & Securitized – 1.2%
Airlie LCDO Ltd., CDO, FRN, 2.146%, 2011 (a)(p)(z)		$738,379	$317,503
Anthracite Ltd., CDO, 6%, 2037 (z)		290,000	217,500
Arbor Realty Mortgage Securities, CDO, FRN, 2.573%, 2038 (z)		568,229	73,870
ARCap REIT, Inc., CDO, “H”, FRN, 6.1%, 2045 (d)(z)		670,155	25,130
Babson Ltd., CLO, “D”, FRN, 1.778%, 2018 (n)		655,000	487,975
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049		985,952	566,796
Crest Ltd., CDO, 7%, 2040 (a)		907,061	45,353
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,060,218	21,895
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.573%, 2050 (z)		512,458	10,249
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		750,000	511,932
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		670,601	663,895
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.258%, 2051		750,000	517,413
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047		579,683	228,730
Wachovia Credit, CDO, FRN, 1.596%, 2026 (z)		372,000	260,400

			$3,948,641

Automotive – 2.7%
Accuride Corp., 9.5%, 2018		$1,215,000	$1,300,050
Allison Transmission, Inc., 7.125%, 2019 (n)		705,000	685,613
Ford Motor Credit Co. LLC, 8%, 2014		710,000	778,901
Ford Motor Credit Co. LLC, 12%, 2015		3,008,000	3,730,275

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
General Motors Financial Co., Inc., 6.75%, 2018 (z)	$725,000	$726,813
Goodyear Tire & Rubber Co., 10.5%, 2016	478,000	537,750
Jaguar Land Rover PLC, 7.75%, 2018 (z)	200,000	201,000
Jaguar Land Rover PLC, 8.125%, 2021 (z)	1,085,000	1,093,138
UCI International, Inc., 8.625%, 2019	140,000	144,200

		$9,197,740

Basic Industry – 0.3%
Trimas Corp., 9.75%, 2017	$1,050,000	$1,149,750

Broadcasting – 4.8%
Allbritton Communications Co., 8%, 2018	$955,000	$971,713
Citadel Broadcasting Corp., 7.75%, 2018 (n)	190,000	201,875
Clear Channel Communications, Inc., 9%, 2021 (z)	405,000	387,788
EH Holding Corp., 7.625%, 2021 (z)	265,000	270,300
Gray Television, Inc., 10.5%, 2015	300,000	312,000
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,410,000	1,494,600
Intelsat Bermuda Ltd., 11.25%, 2017	935,000	1,003,956
Intelsat Jackson Holdings Ltd., 9.5%, 2016	2,725,000	2,857,844
Intelsat Jackson Holdings Ltd., 11.25%, 2016	405,000	429,300
Lamar Media Corp., 6.625%, 2015	460,000	466,900
LBI Media, Inc., 8.5%, 2017 (z)	645,000	506,325
Liberty Media Corp., 8.5%, 2029	915,000	882,975
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,542,946	1,544,875
Newport Television LLC, 13%, 2017 (n)(p)	475,186	471,672
Salem Communications Corp., 9.625%, 2016	163,000	171,761
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	585,000	642,038
Sinclair Broadcast Group, Inc., 8.375%, 2018	195,000	204,750
SIRIUS XM Radio, Inc., 13%, 2013 (n)	300,000	351,750
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,095,000	1,207,238
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	760,000	794,200
Univision Communications, Inc., 6.875%, 2019 (n)	630,000	623,700
Univision Communications, Inc., 7.875%, 2020 (n)	505,000	517,625

		$16,315,185

Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 12.5%, 2017	$1,095,000	$1,281,150

Building – 2.2%
Associated Materials LLC, 9.125%, 2017 (z)	$275,000	$274,313
Building Materials Holding Corp., 6.875%, 2018 (n)	815,000	831,300
Building Materials Holding Corp., 7%, 2020 (n)	480,000	502,800
Building Materials Holding Corp., 6.75%, 2021 (n)	445,000	447,225
CEMEX S.A., 9.25%, 2020	2,130,000	2,108,700
Masonite International Corp., 8.25%, 2021 (n)	440,000	437,250

4

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Building – continued
Nortek, Inc., 10%, 2018 (n)		$335,000	$335,000
Nortek, Inc., 8.5%, 2021 (n)		1,075,000	994,375
Owens Corning, 9%, 2019		1,275,000	1,522,854

			$7,453,817

Business Services – 1.4%
First Data Corp., 12.625%, 2021 (n)		$465,000	$497,550
Interactive Data Corp., 10.25%, 2018 (n)		975,000	1,060,313
Iron Mountain, Inc., 6.625%, 2016		1,020,000	1,020,000
SunGard Data Systems, Inc., 10.25%, 2015		1,210,000	1,252,350
SunGard Data Systems, Inc., 7.375%, 2018		480,000	480,000
SunGard Data Systems, Inc., 7.625%, 2020		575,000	580,750

			$4,890,963

Cable TV – 4.0%
AMC Networks, Inc., 7.75%, 2021 (z)		$208,000	$217,360
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		290,000	299,063
Cablevision Systems Corp., 8.625%, 2017		750,000	812,813
CCH II LLC, 13.5%, 2016		1,120,000	1,318,800
CCO Holdings LLC, 7.875%, 2018		1,135,000	1,196,006
CCO Holdings LLC, 8.125%, 2020		580,000	626,400
Cequel Communications Holdings, 8.625%, 2017 (n)		370,000	384,800
Charter Communications Operating LLC, 10.875%, 2014 (n)		705,000	775,500
CSC Holdings LLC, 8.5%, 2014		1,575,000	1,744,313
CSC Holdings LLC, 8.5%, 2015		120,000	129,600
Insight Communications Co., Inc., 9.375%, 2018 (n)		905,000	993,238
Mediacom LLC, 9.125%, 2019		845,000	891,475
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	270,000	375,879
UPCB Finance III Ltd., 6.625%, 2020 (n)		$1,472,000	1,453,600
Videotron LTEE, 6.875%, 2014		374,000	378,208
Virgin Media Finance PLC, 9.125%, 2016		1,270,000	1,336,675
Virgin Media Finance PLC, 9.5%, 2016		410,000	463,300

			$13,397,030

Chemicals – 3.8%
Ashland, Inc., 9.125%, 2017		$680,000	$765,000
Celanese U.S. Holdings LLC, 6.625%, 2018		1,045,000	1,102,475
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018		1,100,000	1,144,000
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020		290,000	297,250
Huntsman International LLC, 8.625%, 2021		1,170,000	1,272,375
Lyondell Chemical Co., 8%, 2017 (n)		472,000	525,100
Lyondell Chemical Co., 11%, 2018		2,754,755	3,085,326
Momentive Performance Materials, Inc., 12.5%, 2014		1,240,000	1,348,500
Momentive Performance Materials, Inc., 11.5%, 2016		1,300,000	1,384,500

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Polypore International, Inc., 7.5%, 2017	$975,000	$1,031,063
Solutia, Inc., 7.875%, 2020	805,000	861,350

		$12,816,939

Computer Software – 0.2%
Syniverse Holdings, Inc., 9.125%, 2019 (n)	$750,000	$780,000

Computer Software – Systems – 0.8%
Audatex North America, Inc., 6.75%, 2018 (z)	$615,000	$618,075
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	1,545,000	1,687,913
Eagle Parent, Inc., 8.625%, 2019 (z)	550,000	530,063

		$2,836,051

Conglomerates – 1.2%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,055,000	$1,107,750
Griffon Corp., 7.125%, 2018 (n)	1,055,000	1,058,956
Pinafore LLC, 9%, 2018 (n)	1,770,000	1,907,175

		$4,073,881

Consumer Products – 1.4%
ACCO Brands Corp., 10.625%, 2015	$150,000	$167,438
Easton – Bell Sports, Inc., 9.75%, 2016	890,000	981,225
Elizabeth Arden, Inc., 7.375%, 2021	670,000	697,638
Jarden Corp., 7.5%, 2020	1,095,000	1,138,800
Libbey Glass, Inc., 10%, 2015	805,000	873,425
Visant Corp., 10%, 2017	965,000	998,775

		$4,857,301

Consumer Services – 1.0%
Realogy Corp., 10.5%, 2014	$288,000	$285,120
Realogy Corp., 11.5%, 2017	820,000	832,300
Service Corp. International, 6.75%, 2015	790,000	847,275
Service Corp. International, 7%, 2017	1,015,000	1,093,663
Service Corp. International, 7%, 2019	445,000	468,363

		$3,526,721

Containers – 2.2%
Exopack Holding Corp., 10%, 2018 (z)	$545,000	$540,913
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	630,000	646,538
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	400,000	445,000
Greif, Inc., 6.75%, 2017	1,070,000	1,112,800
Greif, Inc., 7.75%, 2019	310,000	334,800
Owens-Illinois, Inc., 7.375%, 2016	650,000	706,875
Packaging Dynamics Corp., 8.75%, 2016 (z)	375,000	380,625
Reynolds Group, 8.5%, 2016 (n)	470,000	489,975
Reynolds Group, 7.125%, 2019 (n)	575,000	570,688
Reynolds Group, 9%, 2019 (n)	1,135,000	1,120,813
Reynolds Group, 8.25%, 2021 (n)	1,045,000	977,075

		$7,326,102

Defense Electronics – 0.6%
Ducommun, Inc., 9.75%, 2018 (z)	$455,000	$467,513
ManTech International Corp., 7.25%, 2018	1,275,000	1,332,375

5

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Defense Electronics – continued
MOOG, Inc., 7.25%, 2018	$300,000	$318,375

		$2,118,263

Electronics – 0.7%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$473,000	$525,030
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	720,000	775,800
Jabil Circuit, Inc., 7.75%, 2016	545,000	603,588
NXP B.V., 9.75%, 2018 (n)	108,000	120,960
Sensata Technologies B.V., 6.5%, 2019 (z)	445,000	443,888

		$2,469,266

Energy – Independent – 8.2%
ATP Oil & Gas Corp., 11.875%, 2015	$560,000	$568,400
Bill Barrett Corp., 9.875%, 2016	915,000	1,024,800
Carrizo Oil & Gas, Inc., 8.625%, 2018	825,000	849,750
Chaparral Energy, Inc., 8.875%, 2017	1,255,000	1,298,925
Concho Resources, Inc., 8.625%, 2017	625,000	681,250
Concho Resources, Inc., 6.5%, 2022	1,270,000	1,273,175
Connacher Oil & Gas Ltd., 8.5%, 2019 (z)	635,000	603,250
Continental Resources, Inc., 8.25%, 2019	925,000	1,010,563
Denbury Resources, Inc., 8.25%, 2020	1,040,000	1,133,600
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	730,000	777,450
EXCO Resources, Inc., 7.5%, 2018	370,000	359,825
Harvest Operations Corp., 6.875%, 2017 (n)	1,600,000	1,652,000
LINN Energy LLC, 6.5%, 2019 (z)	445,000	440,550
LINN Energy LLC, 8.625%, 2020	355,000	385,175
LINN Energy LLC, 7.75%, 2021 (n)	791,000	822,640
Newfield Exploration Co., 6.625%, 2014	445,000	451,675
Newfield Exploration Co., 6.625%, 2016	855,000	882,788
Newfield Exploration Co., 6.875%, 2020	375,000	398,438
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (z)	1,074,000	1,104,609
OPTI Canada, Inc., 9.75%, 2013 (n)	830,000	823,775
OPTI Canada, Inc., 8.25%, 2014 (d)	1,890,000	784,350
Petrohawk Energy Corp., 7.25%, 2018	370,000	379,713
Pioneer Natural Resources Co., 6.875%, 2018	1,080,000	1,166,060
Pioneer Natural Resources Co., 7.5%, 2020	1,195,000	1,346,534
Plains Exploration & Production Co., 7%, 2017	1,425,000	1,467,750
QEP Resources, Inc., 6.875%, 2021	1,265,000	1,334,575
Quicksilver Resources, Inc., 9.125%, 2019	1,005,000	1,095,450
Range Resources Corp., 8%, 2019	685,000	743,225
SandRidge Energy, Inc., 8%, 2018 (n)	1,675,000	1,708,500
W&T Offshore, Inc., 8.5%, 2019 (z)	550,000	556,875
Whiting Petroleum Corp., 6.5%, 2018	560,000	582,400

		$27,708,070

Engineering – Construction – 0.2%
B – Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$800,000	$792,000

Entertainment – 0.9%
AMC Entertainment, Inc., 8.75%, 2019	$1,010,000	$1,065,550
AMC Entertainment, Inc., 9.75%, 2020 (n)	585,000	598,163
Cinemark USA, Inc., 8.625%, 2019	790,000	865,050

Issuer	Shares/Par		Value ($)

BONDS – continued
Entertainment – continued
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		$450,000	$482,625

			$3,011,388

Financial Institutions – 5.6%
CIT Group, Inc., 5.25%, 2014 (n)		$1,415,000	$1,407,925
CIT Group, Inc., 7%, 2016		2,420,000	2,410,925
CIT Group, Inc., 7%, 2017		4,215,000	4,204,463
CIT Group, Inc., 6.625%, 2018 (n)		1,189,000	1,239,533
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		1,180,000	1,209,500
International Lease Finance Corp., 8.75%, 2017		1,085,000	1,186,719
International Lease Finance Corp., 7.125%, 2018 (n)		1,428,000	1,527,960
International Lease Finance Corp., 8.25%, 2020		290,000	313,200
Nationstar Mortgage LLC, 10.875%, 2015 (n)		1,610,000	1,674,400
SLM Corp., 8.45%, 2018		465,000	510,390
SLM Corp., 8%, 2020		1,420,000	1,524,802
Springleaf Finance Corp., 6.9%, 2017		1,950,000	1,789,125

			$18,998,942

Food & Beverages – 1.3%
ARAMARK Corp., 8.5%, 2015		$355,000	$368,756
B&G Foods, Inc., 7.625%, 2018		750,000	789,375
Constellation Brands, Inc., 7.25%, 2016		240,000	262,200
Pinnacle Foods Finance LLC, 9.25%, 2015		1,335,000	1,385,063
Pinnacle Foods Finance LLC, 10.625%, 2017		375,000	399,844
Pinnacle Foods Finance LLC, 8.25%, 2017		275,000	285,313
TreeHouse Foods, Inc., 7.75%, 2018		850,000	903,125

			$4,393,676

Forest & Paper Products – 1.7%
Boise, Inc., 8%, 2020		$1,065,000	$1,118,250
Cascades, Inc., 7.75%, 2017		695,000	724,538
Georgia-Pacific Corp., 8%, 2024		870,000	1,033,162
Georgia-Pacific Corp., 7.25%, 2028		320,000	355,566
Graphic Packaging Holding Co., 7.875%, 2018		710,000	752,600
JSG Funding PLC, 7.75%, 2015		215,000	217,150
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	715,000	1,070,555
Xerium Technologies, Inc., 8.875%, 2018 (z)		$415,000	415,000

			$5,686,821

Gaming & Lodging – 4.4%
American Casinos, Inc., 7.5%, 2021 (n)		$870,000	$897,188
Boyd Gaming Corp., 7.125%, 2016		720,000	664,200
Firekeepers Development Authority, 13.875%, 2015 (n)		925,000	1,068,375
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		1,190,000	595

6

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Gaming & Lodging – continued
GWR Operating Partnership LLP, 10.875%, 2017		$470,000	$508,775
Harrah’s Operating Co., Inc., 11.25%, 2017		1,325,000	1,462,469
Harrah’s Operating Co., Inc., 10%, 2018		792,000	714,780
Harrah’s Operating Co., Inc., 10%, 2018		461,000	397,613
Host Hotels & Resorts, Inc., 6.75%, 2016		920,000	949,900
Host Hotels & Resorts, Inc., 9%, 2017		1,065,000	1,198,125
MGM Mirage, 10.375%, 2014		195,000	221,325
MGM Mirage, 11.125%, 2017		485,000	554,113
MGM Resorts International, 11.375%, 2018		625,000	701,563
MGM Resorts International, 9%, 2020		1,020,000	1,116,900
Penn National Gaming, Inc., 8.75%, 2019		1,195,000	1,299,563
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)		400,000	412,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		580,000	642,350
Station Casinos, Inc., 6.5%, 2014 (d)		2,175,000	218
Station Casinos, Inc., 6.875%, 2016 (d)		2,540,000	254
Station Casinos, Inc., 7.75%, 2016 (d)		472,000	47
Wyndham Worldwide Corp., 6%, 2016		365,000	387,622
Wyndham Worldwide Corp., 7.375%, 2020		645,000	715,226
Wynn Las Vegas LLC, 7.75%, 2020		960,000	1,042,800

			$14,956,001

Industrial – 1.2%
Altra Holdings, Inc., 8.125%, 2016		$710,000	$766,800
Dematic S.A., 8.75%, 2016 (z)		895,000	888,288
Hillman Group, Inc., 10.875%, 2018 (z)		565,000	609,494
Hyva Global B.V., 8.625%, 2016 (n)		442,000	444,210
Mueller Water Products, Inc., 7.375%, 2017		289,000	271,660
Mueller Water Products, Inc., 8.75%, 2020		866,000	937,445

			$3,917,897

Insurance – 1.2%
ING Capital Funding Trust III, FRN, 3.845%, 2061		$970,000	$916,046
ING Groep N.V., 5.775% to 2015, FRN to 2049		2,250,000	2,070,000
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		900,000	1,098,000

			$4,084,046

Insurance – Property & Casualty – 1.4%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$1,625,000	$2,157,188
USI Holdings Corp., 9.75%, 2015 (z)		780,000	781,950
XL Group PLC, 6.5% to 2017, FRN to 2049		1,780,000	1,633,150

			$4,572,288

International Market Sovereign – 0.3%
Republic of Ireland, 4.5%, 2020	EUR	500,000	$454,984
Republic of Ireland, 5.4%, 2025		540,000	477,484

			$932,468

Issuer	Shares/Par	Value ($)

BONDS – continued
Machinery & Tools – 1.2%
Case Corp., 7.25%, 2016	$545,000	$593,369
Case New Holland, Inc., 7.875%, 2017 (n)	2,140,000	2,354,000
Rental Service Corp., 9.5%, 2014	523,000	536,075
RSC Equipment Rental, Inc., 8.25%, 2021	470,000	467,650

		$3,951,094

Major Banks – 1.7%
Bank of America Corp., 8% to 2018, FRN to 2049	$2,205,000	$2,302,704
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	1,590,000	1,707,803
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,580,000	1,422,000
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	530,000	477,000

		$5,909,507

Medical & Health Technology & Services – 5.3%
Biomet, Inc., 10%, 2017	$835,000	$910,150
Biomet, Inc., 10.375%, 2017 (p)	500,000	551,250
Biomet, Inc., 11.625%, 2017	840,000	930,300
CDRT Merger Sub, Inc., 8.125%, 2019 (z)	355,000	355,000
Davita, Inc., 6.375%, 2018	1,000,000	1,012,500
Davita, Inc., 6.625%, 2020	485,000	493,488
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	865,000	978,531
HCA, Inc., 9.25%, 2016	640,000	679,200
HCA, Inc., 8.5%, 2019	2,715,000	3,000,075
HealthSouth Corp., 8.125%, 2020	1,825,000	1,959,594
Teleflex, Inc., 6.875%, 2019	545,000	551,813
United Surgical Partners International, Inc., 8.875%, 2017	815,000	851,675
United Surgical Partners International, Inc., 9.25%, 2017 (p)	495,000	517,275
Universal Health Services, Inc., 7%, 2018	455,000	468,650
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,630,000	1,678,900
Universal Hospital Services, Inc., FRN, 3.777%, 2015	310,000	297,600
Vanguard Health Systems, Inc., 0%, 2016	21,000	13,834
Vanguard Health Systems, Inc., 8%, 2018	1,310,000	1,352,575
VWR Funding, Inc., 10.25%, 2015 (p)	1,277,937	1,335,444

		$17,937,854

Metals & Mining – 1.8%
Arch Coal, Inc., 7%, 2019 (z)	$925,000	$922,688
Arch Coal, Inc., 7.25%, 2020	385,000	391,738
Arch Western Finance LLC, 6.75%, 2013	512,000	512,640
Cloud Peak Energy, Inc., 8.25%, 2017	390,000	417,300
Cloud Peak Energy, Inc., 8.5%, 2019	1,340,000	1,448,875
Consol Energy, Inc., 8%, 2017	765,000	833,850
Consol Energy, Inc., 8.25%, 2020	510,000	555,900
Novelis, Inc., 8.375%, 2017	585,000	624,488
Novelis, Inc., 8.75%, 2020	285,000	307,800

		$6,015,279

7

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Distribution – 0.4%
AmeriGas Partners LP, 7.125%, 2016	$1,380,000	$1,421,400

Natural Gas – Pipeline – 2.2%
Atlas Pipeline Partners LP, 8.75%, 2018	$825,000	$872,438
Crosstex Energy, Inc., 8.875%, 2018	1,145,000	1,219,425
El Paso Corp., 7%, 2017	1,270,000	1,436,846
El Paso Corp., 7.75%, 2032	1,145,000	1,331,946
Energy Transfer Equity LP, 7.5%, 2020	1,240,000	1,314,400
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	750,000	811,875
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	391,000	411,039

		$7,397,969

Network & Telecom – 2.4%
CenturyLink, Inc., 7.6%, 2039	$360,000	$346,277
Cincinnati Bell, Inc., 8.25%, 2017	315,000	316,575
Cincinnati Bell, Inc., 8.75%, 2018	1,160,000	1,102,000
Citizens Communications Co., 9%, 2031	440,000	451,000
Frontier Communications Corp., 8.25%, 2017	295,000	320,813
Frontier Communications Corp., 8.125%, 2018	1,205,000	1,308,931
Qwest Communications International, Inc., 8%, 2015	505,000	549,188
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,720,000	1,846,850
Windstream Corp., 8.125%, 2018	215,000	227,900
Windstream Corp., 7.75%, 2020	995,000	1,042,263
Windstream Corp., 7.75%, 2021	440,000	459,800

		$7,971,597

Oil Services – 1.2%
Edgen Murray Corp., 12.25%, 2015	$645,000	$649,838
Expro Finance Luxembourg, 8.5%, 2016 (n)	1,070,000	1,032,550
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	760,000	773,300
Pioneer Drilling Co., 9.875%, 2018	1,375,000	1,471,250
Unit Corp., 6.625%, 2021	225,000	225,000

		$4,151,938

Oils – 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$785,000	$788,925

Other Banks & Diversified Financials – 1.6%
Capital One Financial Corp., 10.25%, 2039	$1,345,000	$1,425,700
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	710,000	812,496
LBG Capital No.1 PLC, 7.875%, 2020 (n)	900,000	841,500
Santander UK PLC, 8.963% to 2030, FRN to 2049	2,155,000	2,381,275

		$5,460,971

Pollution Control – 0.1%
WCA Waste Corp., 7.5%, 2019 (z)	$385,000	$384,519

Issuer	Shares/Par	Value ($)

BONDS – continued
Printing & Publishing – 0.5%
American Media, Inc., 13.5%, 2018 (z)	$94,618	$101,951
McClatchy Co., 11.5%, 2017	590,000	626,875
Nielsen Finance LLC, 11.5%, 2016	501,000	586,170
Nielsen Finance LLC, 7.75%, 2018 (n)	480,000	504,000

		$1,818,996

Railroad & Shipping – 0.7%
Kansas City Southern Railway, 8%, 2015	$1,825,000	$1,957,313
Kansas City Southern Railway, 6.125%, 2021 (z)	455,000	455,000

		$2,412,313

Real Estate – 1.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$620,000	$718,425
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)	465,000	420,825
Entertainment Properties Trust, REIT, 7.75%, 2020	1,145,000	1,290,988
Kennedy Wilson, Inc., 8.75%, 2019 (n)	765,000	769,781
MPT Operating Partnership, 6.875%, 2021 (n)	635,000	623,888

		$3,823,907

Retailers – 2.3%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	$680,000	$673,200
J. Crew Group, Inc., 8.125%, 2019 (n)	380,000	365,750
Limited Brands, Inc., 6.9%, 2017	760,000	814,150
Limited Brands, Inc., 6.95%, 2033	430,000	395,600
Neiman Marcus Group, Inc., 10.375%, 2015	1,365,000	1,433,250
QVC, Inc., 7.375%, 2020 (n)	705,000	742,013
Sally Beauty Holdings, Inc., 10.5%, 2016	810,000	864,675
Toys “R” Us Property Co. II LLC, 8.5%, 2017	790,000	825,550
Toys “R” Us, Inc., 10.75%, 2017	1,260,000	1,401,750
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	280,000	280,700

		$7,796,638

Specialty Stores – 0.5%
Michaels Stores, Inc., 11.375%, 2016	$735,000	$782,775
Michaels Stores, Inc., 7.75%, 2018 (n)	785,000	786,963

		$1,569,738

Telecommunications – Wireless – 4.6%
Clearwire Corp., 12%, 2015 (n)	$1,680,000	$1,799,700
Cricket Communications, Inc., 7.75%, 2016	275,000	291,500
Cricket Communications, Inc., 7.75%, 2020	270,000	264,600
Crown Castle International Corp., 9%, 2015	1,120,000	1,215,200
Crown Castle International Corp., 7.125%, 2019	1,190,000	1,252,475
Digicel Group Ltd., 12%, 2014 (n)	200,000	231,500
Digicel Group Ltd., 8.25%, 2017 (n)	1,155,000	1,198,313
Digicel Group Ltd., 10.5%, 2018 (n)	930,000	1,041,600
MetroPCS Wireless, Inc., 7.875%, 2018	880,000	931,700
Nextel Communications, Inc., 7.375%, 2015	1,025,000	1,025,000
NII Holdings, Inc., 10%, 2016	975,000	1,131,000
NII Holdings, Inc., 7.625%, 2021	720,000	752,400

8

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
SBA Communications Corp., 8%, 2016	$390,000	$414,863
SBA Communications Corp., 8.25%, 2019	330,000	353,100
Sprint Capital Corp., 6.875%, 2028	545,000	516,388
Sprint Nextel Corp., 8.375%, 2017	825,000	906,469
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,095,000	1,240,088
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	960,000	998,400

		$15,564,296

Telephone Services – 0.1%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$470,000	$482,925

Transportation – 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$459,000	$462,443

Transportation – Services – 2.5%
ACL I Corp., 10.625%, 2016 (p)(z)	$850,000	$756,881
Aguila American Resources Ltd., 7.875%, 2018 (n)	655,000	659,094
American Petroleum Tankers LLC, 10.25%, 2015	521,000	544,445
Atlas Airlines, Inc. Pass-Through Certificates, “A-1”, 7.2%, 2019	598,877	568,933
Commercial Barge Line Co., 12.5%, 2017	1,795,000	2,014,888
Hertz Corp., 8.875%, 2014	50,000	51,250
Hertz Corp., 7.5%, 2018 (n)	740,000	762,200
Hertz Corp., 7.375%, 2021 (n)	555,000	564,713
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	470,000	462,950
Navios Maritime Acquisition Corp., 8.625%, 2017	485,000	477,725
Navios Maritime Holdings, Inc., 8.875%, 2017	545,000	561,350
Swift Services Holdings, Inc., 10%, 2018	975,000	1,031,063

		$8,455,492

Utilities – Electric Power – 4.7%
AES Corp., 8%, 2017	$1,215,000	$1,287,900
Calpine Corp., 8%, 2016 (n)	1,080,000	1,166,400
Calpine Corp., 7.875%, 2020 (n)	1,415,000	1,478,675
Covanta Holding Corp., 7.25%, 2020	760,000	794,914
Dynegy Holdings, Inc., 7.5%, 2015	375,000	305,625
Dynegy Holdings, Inc., 7.75%, 2019	1,430,000	1,040,325
Edison Mission Energy, 7%, 2017	1,700,000	1,377,000
EDP Finance B.V., 6%, 2018 (n)	760,000	703,195
Energy Future Holdings Corp., 10%, 2020	1,315,000	1,395,820
Energy Future Holdings Corp., 10%, 2020	2,045,000	2,180,911
GenOn Energy, Inc., 9.875%, 2020	1,605,000	1,677,225
NRG Energy, Inc., 7.375%, 2017	925,000	968,938
NRG Energy, Inc., 8.25%, 2020	985,000	1,004,700

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	$590,000	$579,636

		$15,961,264

Total Bonds (Identified Cost, $316,254,126)		$316,835,184

FLOATING RATE LOANS (g)(r) – 0.7%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$564,811	$570,106

Broadcasting – 0.2%
Gray Television, Inc., Term Loan B, 3.7%, 2014	$328,882	$322,469
Local TV Finance LLC, Term Loan B, 2.19%, 2013	96,829	94,530
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	363,559	365,149

		$782,148

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$56,680	$58,121

Financial Institutions – 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$452,233	$442,717

Gaming & Lodging – 0.2%
MGM Mirage, Term Loan, 7%, 2014	$684,052	$667,901

Total Floating Rate Loans (Identified Cost, $2,307,822)		$2,520,993

COMMON STOCKS – 0.4%
Automotive – 0.1%
Accuride Corp. (a)	24,851	$313,868
Oxford Automotive, Inc. (a)	82	0

		$313,868

Broadcasting – 0.2%
New Young Broadcasting Holding Co., Inc. (a)	163	$440,100

Printing & Publishing – 0.1%
American Media Operations, Inc. (a)	24,246	$382,359
Golden Books Family Entertainment, Inc. (a)	2,125	0

		$382,359

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	676	$38,363

Total Common Stocks (Identified Cost, $2,056,558)		$1,174,690

CONVERTIBLE PREFERRED STOCKS – 0.7%
Automotive – 0.4%
General Motors Co., 4.75%	$24,710	$1,204,365

9

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – continued
Insurance – 0.3%
MetLife, Inc., 5%	$13,130	$1,082,306

Total Convertible Preferred Stocks (Identified Cost, $2,321,813)		$2,286,671

PREFERRED STOCKS – 0.9%
Other Banks & Diversified Financials – 0.9%
Ally Financial, Inc., 7% (n)	550	$516,897
Ally Financial, Inc., “A”, 8.5%	69,992	1,751,900
GMAC Capital Trust I, 8.125% (a)	32,300	826,880

Total Preferred Stocks (Identified Cost, $3,104,955)		$3,095,677

	Strike Price	First Exercise
WARRANTS – 0.2%
Broadcasting – 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $562,667) (a)	$0.01	7/14/10	295	$796,500

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 1.8%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	6,236,618	$6,236,618

Total Investments (Identified Cost, $332,844,559)		$332,946,333

OTHER ASSETS, LESS LIABILITIES – 2.0%		6,762,069

Net Assets – 100.0%		$339,708,402

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $79,317,609, representing 23.3% of net assets.
(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$835,991	$756,881
AMC Networks, Inc., 7.75%, 2021	6/22/11	208,000	217,360
Airlie LCDO Ltd., CDO, FRN, 2.146%, 2011	10/13/06	713,874	317,503
American Media, Inc., 13.5%, 2018	12/22/10	96,067	101,951
Anthracite Ltd., CDO, 6%, 2037	5/14/02-5/09/07	263,713	217,500
Arbor Realty Mortgage Securities, CDO, FRN, 2.573%, 2038	12/20/05	568,229	73,870
ARCap REIT, Inc., CDO, “H”, FRN, 6.1%, 2045	9/21/04	25,130	25,130
Arch Coal, Inc., 7%, 2019	6/08/11-6/14/11	929,121	922,688
Associated Materials LLC, 9.125%, 2017	6/09/11	268,846	274,313
Audatex North America, Inc., 6.75%, 2018	6/10/11	615,000	618,075
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11-6/06/11	802,785	792,000
CDRT Merger Sub, Inc., 8.125%, 2019	5/13/11	355,000	355,000
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	5/20/06	1,072,867	21,895

10

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.573%, 2050	4/12/06	$512,680	$10,249
Clear Channel Communications, Inc., 9%, 2021	6/08/11-6/09/11	388,066	387,788
Connacher Oil & Gas Ltd., 8.5%, 2019	5/20/11	635,000	603,250
Dematic S.A., 8.75%, 2016	4/19/11-4/20/11	905,636	888,288
Ducommun, Inc., 9.75%, 2018	6/23/11	459,863	467,513
EH Holding Corp., 7.625%, 2021	5/17/11	265,000	270,300
Eagle Parent, Inc., 8.625%, 2019	5/11/11-5/24/11	555,361	530,063
Exopack Holding Corp., 10%, 2018	5/25/11	547,026	540,913
G-Force LLC, CDO, “A2”, 4.83%, 2036	2/14/11	652,361	663,895
General Motors Financial Co., Inc., 6.75%, 2018	5/26/11-6/06/11	728,724	726,813
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	926,987	902,356
Hillman Group, Inc., 10.875%, 2018	3/11/11	615,704	609,494
Jaguar Land Rover PLC, 7.75%, 2018	5/12/11	200,000	201,000
Jaguar Land Rover PLC, 8.125%, 2021	5/12/11-5/24/11	1,112,551	1,093,138
Kansas City Southern Railway, 6.125%, 2021	5/06/11-5/09/11	458,867	455,000
LBI Media, Inc., 8.5%, 2017	7/18/07	637,500	506,325
LINN Energy LLC, 6.5%, 2019	5/10/11	441,626	440,550
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	1,514,027	1,544,875
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	480,450	462,950
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018	5/26/11	1,074,000	1,104,609
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	380,315	380,625
Sensata Technologies B.V., 6.5%, 2019	5/06/11-5/09/11	447,220	443,888
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11	400,000	412,000
USI Holdings Corp., 9.75%, 2015	5/07/07-6/08/07	786,820	781,950
W&T Offshore, Inc., 8.5%, 2019	6/03/11-6/09/11	550,000	556,875
WCA Waste Corp., 7.5%, 2019	5/26/11	385,000	384,519
Wachovia Credit, CDO, FRN, 1.596%, 2026	6/08/06	372,000	260,400
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	415,000	415,000
Total Restricted Securities			$20,738,792
% of Net Assets			6.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

11

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/11

Forward Foreign Currency Exchange Contracts at 6/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Citibank N.A.	19,750	7/12/11	$28,310	$28,635	$325
SELL	EUR	HSBC Bank	402,645	7/12/11	587,143	583,782	3,361

							$3,686

Liability Derivatives
SELL	EUR	Citibank N.A.	363,160	7/12/11	$521,760	$526,534	$(4,774)
SELL	EUR	Deutsche Bank AG	225,155	7/12/11	319,469	326,445	(6,976)
SELL	EUR	Goldman Sacs International	301,188	7/12/11	432,969	436,682	(3,713)
SELL	EUR	UBS AG	1,124,183	7/12/11	1,606,319	1,629,917	(23,598)

							$(39,061)

Futures Contracts Outstanding at 6/30/11

Liability Derivatives

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	25	$3,058,203	September - 2011	$9,678
U.S. Treasury Bond 30 yr (Short)	USD	9	1,107,281	September - 2011	12,695

					$22,373

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

12

MFS High Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $326,607,941)	$326,709,715
Underlying affiliated funds, at cost and value	6,236,618
Total investments, at value (identified cost, $332,844,559)	$332,946,333
Cash	16,555
Restricted cash	45,500
Receivables for
Forward foreign currency exchange contracts	3,686
Daily variation margin on open futures contracts	17,672
Investments sold	2,812,145
Fund shares sold	364,033
Interest	5,942,900
Other assets	1,887
Total assets		$342,150,711
Liabilities
Payables for
Forward foreign currency exchange contracts	$39,061
Investments purchased	1,390,928
Fund shares reacquired	919,053
Payable to affiliates
Investment adviser	13,310
Shareholder servicing costs	273
Distribution and/or service fees	105
Payable for independent Trustees’ compensation	1,691
Accrued expenses and other liabilities	77,888
Total liabilities		$2,442,309
Net assets		$339,708,402
Net assets consist of
Paid-in capital	$322,091,258
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	89,280
Accumulated net realized gain (loss) on investments and foreign currency transactions	(23,680,716)
Undistributed net investment income	41,208,580
Net assets		$339,708,402
Shares of beneficial interest outstanding		37,105,378

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$332,001,654	36,258,939	$9.16
Service Class	7,706,748	846,439	9.10

See Notes to Financial Statements

13

MFS High Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Interest	$14,176,123
Dividends	61,476
Dividends from underlying affiliated funds	6,487
Foreign taxes withheld	(1,547)
Total investment income		$14,242,539
Expenses
Management fee	$1,275,604
Distribution and/or service fees	9,479
Shareholder servicing costs	20,544
Administrative services fee	31,350
Independent Trustees’ compensation	5,850
Custodian fee	25,080
Shareholder communications	30,629
Auditing fees	32,556
Legal fees	3,276
Miscellaneous	12,131
Total expenses		$1,446,499
Fees paid indirectly	(292)
Reduction of expenses by investment adviser	(1,044)
Net expenses		$1,445,163
Net investment income		$12,797,376
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$9,238,437
Futures contracts	(191,969)
Foreign currency transactions	(141,418)
Net realized gain (loss) on investments and foreign currency transactions		$8,905,050
Change in unrealized appreciation (depreciation)
Investments	$(5,853,875)
Futures contracts	(77,344)
Translation of assets and liabilities in foreign currencies	(13,380)
Net unrealized gain (loss) on investments and foreign currency translation		$(5,944,599)
Net realized and unrealized gain (loss) on investments and foreign currency		$2,960,451
Change in net assets from operations		$15,757,827

See Notes to Financial Statements

14

MFS High Income Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$12,797,376	$27,654,465
Net realized gain (loss) on investments and foreign currency transactions	8,905,050	11,817,825
Net unrealized gain (loss) on investments and foreign currency translation	(5,944,599)	10,091,693
Change in net assets from operations	$15,757,827	$49,563,983
Distributions declared to shareholders
From net investment income	$—	$(27,232,133)
Change in net assets from fund share transactions	$(55,893,735)	$6,115,633
Total change in net assets	$(40,135,908)	$28,447,483
Net assets
At beginning of period	379,844,310	351,396,827
At end of period (including undistributed net investment income of $41,208,580 and $28,411,204, respectively)	$339,708,402	$379,844,310

See Notes to Financial Statements

15

MFS High Income Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$8.78		$8.25	$6.25	$9.52	$10.04	$9.87
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.63	$0.63	$0.71	$0.71	$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		0.53	1.98	(3.18)	(0.52)	0.29
Total from investment operations	$0.38		$1.16	$2.61	$(2.47)	$0.19	$0.97
Less distributions declared to shareholders
From net investment income	$—		$(0.63)	$(0.61)	$(0.80)	$(0.71)	$(0.80)
Net asset value, end of period	$9.16		$8.78	$8.25	$6.25	$9.52	$10.04
Total return (%) (k)(r)(s)	4.33	(n)	14.73	45.08	(28.26)	1.77	10.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.80	0.81	0.87	0.88	0.91
Expenses after expense reductions (f)	0.79	(a)	0.80	0.81	0.82	0.83	0.88
Net investment income	7.02	(a)	7.55	8.89	8.66	7.21	7.06
Portfolio turnover	32		70	52	60	73	92
Net assets at end of period (000 omitted)	$332,002		$372,412	$344,186	$203,800	$324,081	$355,113

See Notes to Financial Statements

16

MFS High Income Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$8.74		$8.22	$6.22	$9.47	$9.99	$9.80
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.61	$0.62	$0.69	$0.68	$0.66
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		0.53	1.96	(3.17)	(0.52)	0.27
Total from investment operations	$0.36		$1.14	$2.58	$(2.48)	$0.16	$0.93
Less distributions declared to shareholders
From net investment income	$—		$(0.62)	$(0.58)	$(0.77)	$(0.68)	$(0.74)
Net asset value, end of period	$9.10		$8.74	$8.22	$6.22	$9.47	$9.99
Total return (%) (k)(r)(s)	4.12	(n)	14.40	44.75	(28.43)	1.54	9.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.05	1.07	1.12	1.13	1.16
Expenses after expense reductions (f)	1.04	(a)	1.05	1.06	1.07	1.08	1.13
Net investment income	6.77	(a)	7.31	8.78	8.40	6.96	6.81
Portfolio turnover	32		70	52	60	73	92
Net assets at end of period (000 omitted)	$7,707		$7,432	$7,210	$6,442	$11,086	$11,896

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

17

MFS High Income Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Income Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;

18

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,179,319	$1,791,860	$382,359	$7,353,538
Non-U.S. Sovereign Debt	—	932,468	—	932,468
Corporate Bonds	—	265,361,288	—	265,361,288
Commercial Mortgage-Backed Securities	—	1,824,871	—	1,824,871
Asset-Backed Securities (including CDOs)	—	1,806,266	317,503	2,123,769
Foreign Bonds	—	46,592,787	—	46,592,787
Floating Rate Loans	—	2,520,993	—	2,520,993
Mutual Funds	6,236,618	—	—	6,236,618
Total Investments	$11,415,937	$320,830,534	$699,862	$332,946,333

Other Financial Instruments
Futures	$22,373	$—	$—	$22,373
Forward Foreign Currency Exchange Contracts	—	(35,375)	—	(35,375)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Corporate Bonds	Total
Balance as of 12/31/10	$—	$321,294	$96,132	$417,426
Realized gain (loss)	—	—	(333,216)	(333,216)
Change in unrealized appreciation (depreciation)	—	(3,791)	339,035	335,244
Sales	—	—	0	0
Transfers into level 3	382,359	—	—	382,359
Transfers out of level 3	—	—	(101,951)	(101,951)
Balance as of 6/30/11	$382,359	$317,503	$—	$699,862

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2011 is $(3,791).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct

19

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$22,373	$—
Foreign Exchange	Forward Foreign Currency Exchange	3,686	(39,061)
Total		$26,059	$(39,061)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate	$(191,969)	$—	$—
Foreign Exchange	—	(143,555)	—
Equity	—	—	346,534
Total	$(191,969)	$(143,555)	$346,534

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(77,344)	$—	$—
Foreign Exchange	—	(13,789)	—
Equity	—	—	(206,773)
Total	$(77,344)	$(13,789)	$(206,773)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash

20

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund invests in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of

21

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, wash sale loss deferrals, and derivative transactions.

22

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$27,232,133

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$333,970,335
Gross appreciation	13,144,077
Gross depreciation	(14,168,079)
Net unrealized appreciation (depreciation)	$(1,024,002)
As of 12/31/10
Undistributed ordinary income	28,855,759
Capital loss carryforwards	(31,157,949)
Other temporary differences	(672,815)
Net unrealized appreciation (depreciation)	4,834,322

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$(693,182)
12/31/16	(22,939,919)
12/31/17	(7,524,848)
Total	$(31,157,949)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$26,701,187
Service Class	—	530,946
Total	$—	$27,232,133

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for Service shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. For the six months ended June 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

23

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $20,336, which equated to 0.0112% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $208.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0172% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,288 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,044, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,039,776	$—
Investments (non-U.S. Government securities)	$111,341,161	$155,031,066

24

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,548,819	$23,140,623	10,058,256	$84,434,070
Service Class	81,393	739,112	115,409	973,135
	2,630,212	$23,879,735	10,173,665	$85,407,205
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,284,279	$26,701,187
Service Class	—	—	65,468	530,946
	—	$—	3,349,747	$27,232,133
Shares reacquired
Initial Class	(8,723,989)	$(78,998,039)	(12,619,148)	$(104,808,671)
Service Class	(85,511)	(775,431)	(207,525)	(1,715,034)
	(8,809,500)	$(79,773,470)	(12,826,673)	$(106,523,705)
Net change
Initial Class	(6,175,170)	$(55,857,416)	723,387	$6,326,586
Service Class	(4,118)	(36,319)	(26,648)	(210,953)
	(6,179,288)	$(55,893,735)	696,739	$6,115,633

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $1,837 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,221,763	69,917,473	(68,902,618)	6,236,618

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,487	$6,236,618

25

MFS High Income Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

26

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

27

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

28

MFS® Strategic Income Series

MFS® Variable Insurance Trust

SEMIANNUAL REPORT

June 30, 2011

VWG-SEM

MFS® STRATEGIC INCOME SERIES

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Series

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Strategic Income Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	38.2%
High Yield Corporates	30.8%
Non-U.S. Government Bonds	15.6%
Emerging Markets Bonds	4.7%
U.S. Government Agencies	1.8%
Commercial Mortgage-Backed Securities	1.7%
Mortgage-Backed Securities	1.5%
Collateralized Debt Obligations	0.6%
Asset-Backed Securities	0.6%
Floating Rate Loans	0.2%

Composition including fixed income credit quality (a)(i)
AAA	7.9%
AA	12.9%
A	14.1%
BBB	25.1%
BB	13.2%
B	13.2%
CCC	5.2%
CC	0.3%
C	0.1%
D	0.1%
Federal Agencies	3.3%
Not Rated	0.3%
Non-Fixed Income	0.7%
Cash & Other	3.6%

Portfolio facts (i)
Average Duration (d)	4.8
Average Effective Maturity (m)	7.3 yrs.

Issuer country weightings (i)(x)
United States	66.4%
Japan	4.5%
United Kingdom	3.3%
France	3.2%
Canada	3.0%
Italy	2.8%
Netherlands	2.3%
Germany	2.2%
Brazil	1.5%
Other Countries	10.8%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

MFS Strategic Income Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.80%	$1,000.00	$1,033.53	$4.03
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,033.10	$5.29
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MFS Strategic Income Series

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 93.5%
Aerospace – 0.7%
BE Aerospace, Inc., 8.5%, 2018	$30,000	$32,738
Bombardier, Inc., 7.5%, 2018 (n)	55,000	61,600
Bombardier, Inc., 7.75%, 2020 (n)	20,000	22,500
CPI International Acquisition, Inc., 8%, 2018 (n)	35,000	33,075
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	40,000	31,300
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)	55,000	56,925

		$238,138

Airlines – 0.3%
Continental Airlines, Inc., FRN, 0.602%, 2013	$94,866	$89,648

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016	$30,000	$32,025
Phillips-Van Heusen Corp., 7.375%, 2020	35,000	37,450

		$69,475

Asset-Backed & Securitized – 2.9%
ARCap REIT, Inc., CDO, “H”, FRN, 6.1%, 2045 (d)(z)	$73,928	$2,772
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040 (z)	180,426	100,914
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	110,000	110,605
Crest Ltd., “A1” CDO, FRN, 0.726%, 2018 (z)	92,016	84,654
Crest Ltd., CDO, 7%, 2040 (a)	146,845	7,342
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	71,289	71,412
Falcon Franchise Loan LLC, FRN, 3.948%, 2025 (i)(z)	305,298	41,460
First Union National Bank Commercial Mortgage Trust, FRN, 1.636%, 2043 (i)(z)	87,672	3
First Union-Lehman Brothers Bank of America, FRN, 0.561%, 2035 (i)	1,111,986	18,681
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	76,980	79,267
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	100,000	104,494
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.072%, 2030 (i)	295,392	5,967
Morgan Stanley Capital I, Inc., FRN, 1.387%, 2039 (i)(z)	748,778	20,591
Prudential Securities Secured Financing Corp., FRN, 7.325%, 2013 (z)	171,000	171,717
Salomon Brothers Mortgage Securities, Inc., FRN, 7.285%, 2032 (z)	134,179	143,112

		$962,991

Automotive – 1.4%
Accuride Corp., 9.5%, 2018	$50,000	$53,500
Allison Transmission, Inc., 7.125%, 2019 (n)	45,000	43,761
Ford Motor Credit Co. LLC, 12%, 2015	100,000	124,012

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
General Motors Financial Co., Inc., 6.75%, 2018 (z)	$25,000	$25,063
Harley-Davidson Financial Services, 3.875%, 2016 (n)	130,000	132,216
RCI Banque S.A., 4.6%, 2016 (n)	90,000	91,937

		$470,489

Banks & Diversified Financials (Covered Bonds) – 0.5%
Bank of Nova Scotia, 1.45%, 2013 (n)	$150,000	$151,722

Basic Industry – 0.1%
Trimas Corp., 9.75%, 2017	$35,000	$38,325

Broadcasting – 2.6%
Allbritton Communications Co., 8%, 2018	$30,000	$30,525
CBS Corp., 5.75%, 2020	20,000	21,677
Citadel Broadcasting Corp., 7.75%, 2018 (n)	5,000	5,313
Clear Channel Communications, Inc., 9%, 2021 (z)	15,000	14,361
EH Holding Corp., 7.625%, 2021 (z)	5,000	5,100
Gray Television, Inc., 10.5%, 2015	10,000	10,400
Intelsat Bermuda Ltd., 11.25%, 2017	40,000	42,950
Intelsat Jackson Holdings Ltd., 9.5%, 2016	115,000	120,606
Lamar Media Corp., 6.625%, 2015	40,000	40,600
LBI Media, Inc., 8.5%, 2017 (z)	30,000	23,550
Liberty Media Corp., 8.5%, 2029	30,000	28,950
Local TV Finance LLC, 9.25%, 2015 (p)(z)	51,074	51,138
NBC Universal, Inc., 5.95%, 2041 (n)	113,000	114,909
Newport Television LLC, 13%, 2017 (n)(p)	16,265	16,145
News America, Inc., 6.4%, 2035	100,000	104,577
News America, Inc., 6.9%, 2039	29,000	31,935
Salem Communications Corp., 9.625%, 2016	5,000	5,269
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	15,000	16,463
Sinclair Broadcast Group, Inc., 8.375%, 2018	5,000	5,250
SIRIUS XM Radio, Inc., 13%, 2013 (n)	20,000	23,450
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	20,000	22,050
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	50,000	52,250
Univision Communications, Inc., 6.875%, 2019 (n)	45,000	44,550
Univision Communications, Inc., 7.875%, 2020 (n)	15,000	15,375

		$847,393

Brokerage & Asset Managers – 0.8%
E*TRADE Financial Corp., 7.875%, 2015	$30,000	$30,150
E*TRADE Financial Corp., 12.5%, 2017	10,000	11,700
TD AMERITRADE Holding Corp., 5.6%, 2019	200,000	214,404

		$256,254

Building – 1.2%
Associated Materials LLC, 9.125%, 2017 (z)	$10,000	$9,975
Building Materials Holding Corp., 6.875%, 2018 (n)	15,000	15,300

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Building – continued
Building Materials Holding Corp., 7%, 2020 (n)	$15,000	$15,713
Building Materials Holding Corp., 6.75%, 2021 (n)	10,000	10,050
CRH PLC, 8.125%, 2018	80,000	94,874
Lafarge S.A., 6.15%, 2011	160,000	160,216
Nortek, Inc., 10%, 2018 (n)	5,000	5,000
Nortek, Inc., 8.5%, 2021 (n)	55,000	50,875
Owens Corning, 9%, 2019	40,000	47,776

		$409,779

Business Services – 0.5%
First Data Corp., 12.625%, 2021 (n)	$15,000	$16,050
Interactive Data Corp., 10.25%, 2018 (n)	35,000	38,063
Iron Mountain, Inc., 6.625%, 2016	40,000	40,000
SunGard Data Systems, Inc., 10.25%, 2015	61,000	63,135
SunGard Data Systems, Inc., 7.375%, 2018	10,000	10,000
SunGard Data Systems, Inc., 7.625%, 2020	5,000	5,050

		$172,298

Cable TV – 2.5%
AMC Networks, Inc., 7.75%, 2021 (z)	$6,000	$6,270
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	5,000	5,156
Cablevision Systems Corp., 8.625%, 2017	25,000	27,094
CCH II LLC, 13.5%, 2016	35,000	41,211
CCO Holdings LLC, 7.875%, 2018	55,000	57,956
CCO Holdings LLC, 8.125%, 2020	15,000	16,200
Cequel Communications Holdings, 8.625%, 2017 (n)	10,000	10,400
Charter Communications Operating LLC, 10.875%, 2014 (n)	25,000	27,500
CSC Holdings LLC, 8.5%, 2014	50,000	55,375
CSC Holdings LLC, 8.5%, 2015	15,000	16,200
DIRECTV Holdings LLC, 5.875%, 2019	40,000	44,363
Insight Communications Co., Inc., 9.375%, 2018 (n)	30,000	32,925
Mediacom LLC, 9.125%, 2019	30,000	31,650
Myriad International Holdings B.V., 6.375%, 2017 (n)	100,000	108,000
TCI Communications, Inc., 9.8%, 2012	81,000	85,180
Time Warner Cable, Inc., 8.25%, 2019	120,000	149,664
Videotron LTEE, 6.875%, 2014	15,000	15,169
Virgin Media Finance PLC, 9.125%, 2016	100,000	105,250

		$835,563

Chemicals – 2.0%
Celanese U.S. Holdings LLC, 6.625%, 2018	$55,000	$58,025
Dow Chemical Co., 8.55%, 2019	170,000	219,205
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018	55,000	57,200
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020	5,000	5,125
Huntsman International LLC, 8.625%, 2021	50,000	54,375
Lyondell Chemical Co., 11%, 2018	124,207	139,112
Momentive Performance Materials, Inc., 12.5%, 2014	44,000	47,850

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Momentive Performance Materials, Inc., 11.5%, 2016	$44,000	$46,860
Polypore International, Inc., 7.5%, 2017	30,000	31,725

		$659,477

Computer Software – 0.3%
Oracle Corp., 5.375%, 2040 (n)	$66,000	$66,738
Syniverse Holdings, Inc., 9.125%, 2019 (n)	20,000	20,800

		$87,538

Computer Software – Systems – 0.1%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$30,000	$32,775
Eagle Parent, Inc., 8.625%, 2019 (z)	15,000	14,456

		$47,231

Conglomerates – 0.4%
Amsted Industries, Inc., 8.125%, 2018 (n)	$30,000	$31,500
Griffon Corp., 7.125%, 2018 (n)	30,000	30,113
Pinafore LLC, 9%, 2018 (n)	60,000	64,650

		$126,263

Consumer Products – 0.7%
ACCO Brands Corp., 10.625%, 2015	$5,000	$5,581
Easton-Bell Sports, Inc., 9.75%, 2016	30,000	33,075
Elizabeth Arden, Inc., 7.375%, 2021	25,000	26,031
Libbey Glass, Inc., 10%, 2015	27,000	29,295
Visant Corp., 10%, 2017	25,000	25,875
Whirlpool Corp., 8%, 2012	98,000	103,545

		$223,402

Consumer Services – 1.1%
Realogy Corp., 10.5%, 2014	$9,000	$8,910
Realogy Corp., 11.5%, 2017	25,000	25,375
Service Corp. International, 7%, 2017	80,000	86,200
Service Corp. International, 7.625%, 2018	39,000	42,803
Western Union Co., 5.4%, 2011	210,000	213,786

		$377,074

Containers – 1.0%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$20,000	$20,525
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	10,000	11,125
Greif, Inc., 6.75%, 2017	145,000	150,800
Owens-Illinois, Inc., 7.375%, 2016	20,000	21,750
Packaging Dynamics Corp., 8.75%, 2016 (z)	15,000	15,225
Reynolds Group, 9%, 2019 (n)	110,000	108,625

		$328,050

Defense Electronics – 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$169,000	$183,484
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	40,000	45,458
ManTech International Corp., 7.25%, 2018	40,000	41,800

		$270,742

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Electronics – 0.3%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$13,000	$14,430
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	20,000	21,550
Jabil Circuit, Inc., 7.75%, 2016	25,000	27,688
Sensata Technologies B.V., 6.5%, 2019 (z)	30,000	29,925

		$93,593

Emerging Market Quasi-Sovereign – 1.7%
Banco do Brasil S.A., 5.875%, 2022 (z)	$200,000	$197,800
IIRSA Norte Finance Ltd., 8.75%, 2024	107,692	121,315
Petrobras International Finance Co., 7.875%, 2019	66,000	79,920
Petrobras International Finance Co., 6.75%, 2041	48,000	51,221
Petroleos Mexicanos, 5.5%, 2021	100,000	104,850

		$555,106

Emerging Market Sovereign – 0.7%
Republic of Hungary, 6.375%, 2021	$114,000	$120,270
Republic of Poland, 5.125%, 2021	6,000	6,203
Republic of South Africa, 5.5%, 2020	100,000	109,250
United Mexican States, 5.75%, 2110	4,000	3,730

		$239,453

Energy – Independent – 3.3%
Anadarko Petroleum Corp., 5.95%, 2016	$120,000	$135,070
ATP Oil & Gas Corp., 11.875%, 2015	15,000	15,225
Bill Barrett Corp., 9.875%, 2016	30,000	33,600
Carrizo Oil & Gas, Inc., 8.625%, 2018	30,000	30,900
Chaparral Energy, Inc., 8.875%, 2017	45,000	46,575
Concho Resources, Inc., 8.625%, 2017	20,000	21,800
Concho Resources, Inc., 6.5%, 2022	40,000	40,100
Connacher Oil & Gas Ltd., 8.5%, 2019 (z)	15,000	14,250
Continental Resources, Inc., 8.25%, 2019	30,000	32,775
Denbury Resources, Inc., 8.25%, 2020	35,000	38,150
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	35,000	37,275
Harvest Operations Corp., 6.875%, 2017 (n)	50,000	51,625
Hilcorp Energy I LP, 9%, 2016 (n)	40,000	41,850
LINN Energy LLC, 6.5%, 2019 (z)	10,000	9,900
LINN Energy LLC, 8.625%, 2020	15,000	16,275
LINN Energy LLC, 7.75%, 2021 (n)	23,000	23,920
Newfield Exploration Co., 6.625%, 2014	40,000	40,600
Newfield Exploration Co., 6.625%, 2016	30,000	30,975
Newfield Exploration Co., 6.875%, 2020	10,000	10,625
OPTI Canada, Inc., 9.75%, 2013 (n)	30,000	29,775
OPTI Canada, Inc., 8.25%, 2014 (d)	65,000	26,975
Petrohawk Energy Corp., 7.25%, 2018	10,000	10,263
Pioneer Natural Resources Co., 6.875%, 2018	35,000	37,789
Pioneer Natural Resources Co., 7.5%, 2020	90,000	101,413
QEP Resources, Inc., 6.875%, 2021	60,000	63,300
Quicksilver Resources, Inc., 9.125%, 2019	30,000	32,700
Range Resources Corp., 8%, 2019	25,000	27,125
SandRidge Energy, Inc., 8%, 2018 (n)	55,000	56,100
Talisman Energy, Inc., 7.75%, 2019	10,000	12,187
Whiting Petroleum Corp., 6.5%, 2018	15,000	15,600

		$1,084,717

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – 1.0%
BP Capital Markets PLC, 4.5%, 2020	$29,000	$29,574
BP Capital Markets PLC, 4.742%, 2021	90,000	92,844
Cenovus Energy, Inc., 4.5%, 2014	30,000	32,559
Hess Corp., 8.125%, 2019	30,000	37,959
Petro-Canada Financial Partnership, 5%, 2014	110,000	120,702

		$313,638

Engineering – Construction – 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$25,000	$24,750

Entertainment – 0.4%
AMC Entertainment, Inc., 8.75%, 2019	$60,000	$63,300
AMC Entertainment, Inc., 9.75%, 2020 (n)	15,000	15,338
Cinemark USA, Inc., 8.625%, 2019	45,000	49,275

		$127,913

Financial Institutions – 2.8%
CIT Group, Inc., 5.25%, 2014 (n)	$45,000	$44,775
CIT Group, Inc., 7%, 2016	60,000	59,775
CIT Group, Inc., 7%, 2017	150,000	149,625
CIT Group, Inc., 6.625%, 2018 (n)	35,000	36,486
General Electric Capital Corp., 6%, 2019	30,000	33,218
General Electric Capital Corp., 5.5%, 2020	95,000	101,735
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	50,000	51,250
International Lease Finance Corp., 8.75%, 2017	40,000	43,750
International Lease Finance Corp., 7.125%, 2018 (n)	47,000	50,290
International Lease Finance Corp., 8.25%, 2020	5,000	5,400
Nationstar Mortgage LLC, 10.875%, 2015 (n)	50,000	52,000
ORIX Corp., 5.48%, 2011	130,000	131,987
SLM Corp., 8.45%, 2018	15,000	16,464
SLM Corp., 8%, 2020	60,000	64,428
Springleaf Finance Corp., 6.9%, 2017	100,000	91,750

		$932,933

Food & Beverages – 2.1%
Anheuser-Busch InBev S.A., 7.75%, 2019	$140,000	$176,126
ARAMARK Corp., 8.5%, 2015	30,000	31,161
B&G Foods, Inc., 7.625%, 2018	55,000	57,886
Conagra Foods, Inc., 5.875%, 2014	150,000	164,745
Kraft Foods, Inc., 6.125%, 2018	80,000	91,744
Pinnacle Foods Finance LLC, 9.25%, 2015	45,000	46,688
Pinnacle Foods Finance LLC, 10.625%, 2017	10,000	10,663
Pinnacle Foods Finance LLC, 8.25%, 2017	10,000	10,375
TreeHouse Foods, Inc., 7.75%, 2018	30,000	31,875
Tyson Foods, Inc., 6.85%, 2016	70,000	77,350

		$698,613

Food & Drug Stores – 0.3%
CVS Caremark Corp., 5.75%, 2041	$110,000	$108,156

Forest & Paper Products – 1.0%
Boise, Inc., 8%, 2020	$30,000	$31,500
Cascades, Inc., 7.75%, 2017	25,000	26,063

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Forest & Paper Products – continued
Georgia-Pacific Corp., 8%, 2024		$30,000	$35,626
Georgia-Pacific Corp., 7.25%, 2028		10,000	11,111
Graphic Packaging Holding Co., 7.875%, 2018		20,000	21,200
Inversiones CMPC S.A., 4.75%, 2018 (n)		103,000	102,901
Votorantim Participacoes S.A., 6.75%, 2021 (n)		100,000	106,000

			$334,401

Gaming & Lodging – 2.1%
American Casinos, Inc., 7.5%, 2021 (n)		$25,000	$25,781
Boyd Gaming Corp., 7.125%, 2016		25,000	23,063
Firekeepers Development Authority, 13.875%, 2015 (n)		30,000	34,650
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		65,000	33
GWR Operating Partnership LLP, 10.875%, 2017		20,000	21,650
Harrah’s Operating Co., Inc., 11.25%, 2017		75,000	82,781
Harrah’s Operating Co., Inc., 10%, 2018		2,000	1,725
Harrah’s Operating Co., Inc., 10%, 2018		29,000	26,173
Host Hotels & Resorts, Inc., 6.75%, 2016		30,000	30,975
Host Hotels & Resorts, Inc., 9%, 2017		30,000	33,750
Marriott International, Inc., 5.625%, 2013		80,000	85,323
MGM Mirage, 10.375%, 2014		5,000	5,675
MGM Mirage, 11.125%, 2017		10,000	11,425
MGM Resorts International, 11.375%, 2018		25,000	28,063
MGM Resorts International, 9%, 2020		30,000	32,850
Penn National Gaming, Inc., 8.75%, 2019		35,000	38,063
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)		10,000	10,300
Station Casinos, Inc., 6.5%, 2014 (d)		85,000	9
Station Casinos, Inc., 6.875%, 2016 (d)		180,000	18
Wyndham Worldwide Corp., 6%, 2016		50,000	53,099
Wyndham Worldwide Corp., 5.75%, 2018		90,000	92,933
Wyndham Worldwide Corp., 7.375%, 2020		30,000	33,266
Wynn Las Vegas LLC, 7.75%, 2020		30,000	32,588

			$704,193

Industrial – 0.4%
Altra Holdings, Inc., 8.125%, 2016		$25,000	$27,000
Mueller Water Products, Inc., 7.375%, 2017		11,000	10,340
Mueller Water Products, Inc., 8.75%, 2020		26,000	28,145
Steelcase, Inc., 6.5%, 2011		61,000	61,340

			$126,825

Insurance – 2.7%
Aflac, Inc., 6.45%, 2040		$60,000	$59,535
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	151,124
ING Groep N.V., 5.775% to 2015, FRN to 2049		$210,000	193,200
Metropolitan Life Global Funding, 2.875%, 2012 (n)		140,000	143,074
Metropolitan Life Global Funding, 5.125%, 2014 (n)		40,000	43,702

Issuer	Shares/Par		Value ($)

BONDS – continued
Insurance – continued
Principal Financial Group, Inc., 8.875%, 2019		$80,000	$101,762
Prudential Financial, Inc., 6.2%, 2015		80,000	89,563
Unum Group, 7.125%, 2016		90,000	103,305

			$885,265

Insurance – Property & Casualty – 2.7%
ACE INA Holdings, Inc., 2.6%, 2015		$150,000	$150,635
Aon Corp., 3.5%, 2015		130,000	133,621
AXIS Capital Holdings Ltd., 5.75%, 2014		130,000	140,472
AXIS Capital Holdings Ltd., 5.875%, 2020		40,000	41,020
CNA Financial Corp., 5.875%, 2020		100,000	103,974
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		50,000	66,375
PartnerRe Ltd., 5.5%, 2020		66,000	66,653
Travelers Cos., Inc., 3.9%, 2020		150,000	145,000
USI Holdings Corp., 9.75%, 2015 (z)		30,000	30,075

			$877,825

International Market Quasi-Sovereign – 2.5%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	63,000	$65,769
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$120,000	140,262
ING Bank N.V., 3.9%, 2014 (n)		150,000	160,489
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		400,000	336,284
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	106,400

			$809,204

International Market Sovereign – 12.6%
Federal Republic of Germany, 3.75%, 2015	EUR	179,000	$275,099
Federal Republic of Germany, 4.25%, 2018	EUR	73,000	116,443
Federal Republic of Germany, 6.25%, 2030	EUR	89,000	173,668
Government of Canada, 4.5%, 2015	CAD	60,000	67,796
Government of Canada, 4.25%, 2018	CAD	31,000	35,269
Government of Canada, 5.75%, 2033	CAD	11,000	15,231
Government of Japan, 1.3%, 2014	JPY	28,850,000	370,459
Government of Japan, 1.7%, 2017	JPY	41,100,000	544,134
Government of Japan, 2.2%, 2027	JPY	13,200,000	175,255
Government of Japan, 2.4%, 2037	JPY	13,900,000	186,297
Kingdom of Belgium, 5.5%, 2017	EUR	79,000	125,934
Kingdom of Spain, 4.6%, 2019	EUR	118,000	164,388
Kingdom of the Netherlands, 3.75%, 2014	EUR	198,000	301,888
Kingdom of the Netherlands, 5.5%, 2028	EUR	25,000	43,997
Republic of Austria, 4.65%, 2018	EUR	96,000	152,245
Republic of France, 6%, 2025	EUR	77,000	138,773
Republic of France, 4.75%, 2035	EUR	103,000	162,480
Republic of Ireland, 4.5%, 2020	EUR	35,000	31,849
Republic of Italy, 4.75%, 2013	EUR	197,000	293,878
Republic of Italy, 5.25%, 2017	EUR	262,000	400,494
United Kingdom Treasury, 8%, 2015	GBP	94,000	190,024
United Kingdom Treasury, 8%, 2021	GBP	36,000	80,576
United Kingdom Treasury, 4.25%, 2036	GBP	50,000	79,917

			$4,126,094

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Local Authorities – 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$100,000	$101,445
Province of Ontario, 5.45%, 2016	95,000	108,857

		$210,302

Machinery & Tools – 0.8%
Atlas Copco AB, 5.6%, 2017 (n)	$135,000	$150,188
Case Corp., 7.25%, 2016	15,000	16,331
Case New Holland, Inc., 7.875%, 2017 (n)	65,000	71,500
Rental Service Corp., 9.5%, 2014	20,000	20,500
RSC Equipment Rental, Inc., 8.25%, 2021	10,000	9,950

		$268,469

Major Banks – 4.9%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$240,000	$178,500
Bank of America Corp., 7.375%, 2014	50,000	56,210
Bank of America Corp., 8% to 2018, FRN to 2049	90,000	93,988
Barclays Bank PLC, 5.125%, 2020	100,000	101,494
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	26,000	23,933
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	96,500
Commonwealth Bank of Australia, 5%, 2019 (n)	80,000	83,249
Goldman Sachs Group, Inc., 6%, 2014	50,000	54,848
Intesa Sanpaolo S.p.A., FRN, 2.657%, 2014 (n)	100,000	99,755
JPMorgan Chase & Co., 4.625%, 2021	90,000	89,272
JPMorgan Chase Capital XXII, 6.45%, 2087	71,000	71,538
JPMorgan Chase Capital XXVII, 7%, 2039	20,000	19,975
Macquarie Group Ltd., 6%, 2020 (n)	108,000	108,298
Merrill Lynch & Co., Inc., 6.4%, 2017	30,000	32,747
Morgan Stanley, 6%, 2014	100,000	108,912
Morgan Stanley, 5.625%, 2019	100,000	102,615
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	55,000	49,500
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	103,519
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	76,916
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	49,000	52,920

		$1,604,689

Medical & Health Technology & Services – 2.8%
Biomet, Inc., 10%, 2017	$5,000	$5,450
Biomet, Inc., 10.375%, 2017 (p)	15,000	16,536
Biomet, Inc., 11.625%, 2017	55,000	60,911
Cardinal Health, Inc., 5.8%, 2016	94,000	106,419
CDRT Merger Sub, Inc., 8.125%, 2019 (z)	10,000	10,000
Davita, Inc., 6.375%, 2018	45,000	45,563
Davita, Inc., 6.625%, 2020	10,000	10,175
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	20,000	22,625
HCA, Inc., 9.25%, 2016	55,000	58,369
HCA, Inc., 8.5%, 2019	85,000	93,925
HealthSouth Corp., 8.125%, 2020	75,000	80,531
Hospira, Inc., 6.05%, 2017	60,000	68,100
McKesson Corp., 5.7%, 2017	40,000	45,340

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Owens & Minor, Inc., 6.35%, 2016	$70,000	$73,485
United Surgical Partners International, Inc., 8.875%, 2017	15,000	15,675
United Surgical Partners International, Inc., 9.25%, 2017 (p)	15,000	15,675
Universal Health Services, Inc., 7%, 2018	15,000	15,450
Universal Hospital Services, Inc., 8.5%, 2015 (p)	55,000	56,650
Universal Hospital Services, Inc., FRN, 3.777%, 2015	10,000	9,600
Vanguard Health Systems, Inc., 8%, 2018	55,000	56,788
VWR Funding, Inc., 10.25%, 2015 (p)	47,531	49,670

		$916,937

Metals & Mining – 1.7%
ArcelorMittal, 5.5%, 2021	$210,000	$210,328
Arch Coal, Inc., 7%, 2019 (z)	35,000	34,913
Arch Western Finance LLC, 6.75%, 2013	17,000	17,021
Cloud Peak Energy, Inc., 8.25%, 2017	35,000	37,450
Cloud Peak Energy, Inc., 8.5%, 2019	50,000	54,061
Consol Energy, Inc., 8%, 2017	20,000	21,800
Consol Energy, Inc., 8.25%, 2020	15,000	16,350
Novelis, Inc., 8.375%, 2017	15,000	16,013
Novelis, Inc., 8.75%, 2020	5,000	5,400
Southern Copper Corp., 6.75%, 2040	100,000	97,281
Vale Overseas Ltd., 6.875%, 2039	33,000	35,864

		$546,481

Mortgage-Backed – 1.5%
Fannie Mae, 6%, 2017	$49,277	$53,940
Fannie Mae, 5.5%, 2020 - 2034	319,226	347,393
Freddie Mac, 4.224%, 2020	94,792	98,619

		$499,952

Natural Gas – Distribution – 0.2%
AmeriGas Partners LP, 7.125%, 2016	$55,000	$56,650

Natural Gas – Pipeline – 1.7%
Crosstex Energy, Inc., 8.875%, 2018	$45,000	$47,925
El Paso Corp., 7%, 2017	45,000	50,912
El Paso Corp., 7.75%, 2032	35,000	40,715
Energy Transfer Equity LP, 7.5%, 2020	55,000	58,300
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	20,000	21,650
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	12,000	12,615
Kinder Morgan Energy Partners LP, 5.85%, 2012	97,000	102,210
Kinder Morgan Energy Partners LP, 6.375%, 2041	130,000	133,074
Spectra Energy Capital LLC, 8%, 2019	66,000	80,735

		$548,136

Network & Telecom – 2.0%
AT&T, Inc., 5.5%, 2018	$70,000	$78,073
CenturyLink, Inc., 7.6%, 2039	10,000	9,619
Cincinnati Bell, Inc., 8.25%, 2017	10,000	10,050

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – continued
Cincinnati Bell, Inc., 8.75%, 2018	$30,000	$28,500
Citizens Communications Co., 9%, 2031	15,000	15,375
France Telecom, 4.375%, 2014	80,000	86,636
Frontier Communications Corp., 8.125%, 2018	40,000	43,450
Qwest Communications International, Inc., 8%, 2015	10,000	10,875
Qwest Communications International, Inc., 7.125%, 2018 (n)	35,000	37,581
Qwest Corp., 7.5%, 2014	65,000	72,881
Telefonica S.A., 5.877%, 2019	80,000	84,008
Verizon Communications, Inc., 8.75%, 2018	80,000	104,088
Windstream Corp., 8.125%, 2018	5,000	5,300
Windstream Corp., 7.75%, 2020	45,000	47,138
Windstream Corp., 7.75%, 2021	10,000	10,450

		$644,024

Oil Services – 0.3%
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	$45,000	$45,788
Pioneer Drilling Co., 9.875%, 2018	45,000	48,150
Unit Corp., 6.625%, 2021	5,000	5,000

		$98,938

Other Banks & Diversified Financials – 3.0%
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	$200,000	$199,545
Bosphorus Financial Services Ltd., FRN, 2.06%, 2012 (z)	18,750	18,601
Citigroup, Inc., 6.375%, 2014	80,000	88,458
Citigroup, Inc., 6.01%, 2015	60,000	66,026
Citigroup, Inc., 8.5%, 2019	52,000	64,462
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	102,000	116,725
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	110,000	110,159
Santander Holdings USA, Inc., 4.625%, 2016	10,000	10,050
Santander UK PLC, 8.963% to 2030, FRN to 2049	68,000	75,140
Svenska Handelsbanken AB, 4.875%, 2014 (n)	110,000	118,818
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	120,000	117,600

		$985,584

Pharmaceuticals – 1.6%
Celgene Corp., 3.95%, 2020	$130,000	$125,491
Pfizer, Inc., 6.2%, 2019	160,000	187,160
Roche Holdings, Inc., 6%, 2019 (n)	140,000	161,303
Teva Pharmaceutical Finance LLC, 5.55%, 2016	39,000	43,895

		$517,849

Pollution Control – 0.3%
Republic Services, Inc., 5.25%, 2021	$80,000	$84,526

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)	$3,347	$3,606
McClatchy Co., 11.5%, 2017	20,000	21,250

Issuer	Shares/Par	Value ($)

BONDS – continued
Printing & Publishing – continued
Nielsen Finance LLC, 11.5%, 2016	$13,000	$15,210
Nielsen Finance LLC, 7.75%, 2018 (n)	10,000	10,500

		$50,566

Railroad & Shipping – 0.5%
Kansas City Southern Railway, 8%, 2015	$45,000	$48,263
Kansas City Southern Railway, 6.125%, 2021 (z)	15,000	15,000
Panama Canal Railway Co., 7%, 2026 (n)	92,600	85,118

		$148,381

Real Estate – 1.7%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)	$15,000	$13,575
Entertainment Properties Trust, REIT, 7.75%, 2020	30,000	33,825
HCP, Inc., REIT, 5.375%, 2021	95,000	97,986
Kennedy Wilson, Inc., 8.75%, 2019 (n)	20,000	20,125
Kimco Realty Corp., REIT, 6.875%, 2019	22,000	25,563
MPT Operating Partnership, 6.875%, 2021 (n)	20,000	19,650
Simon Property Group, Inc., REIT, 6.1%, 2016	190,000	218,223
WEA Finance LLC, REIT, 5.4%, 2012 (n)	50,000	52,540
WEA Finance LLC, REIT, 6.75%, 2019 (n)	60,000	68,040

		$549,527

Retailers – 2.0%
AutoZone, Inc., 6.5%, 2014	$150,000	$168,046
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	25,000	24,750
Limited Brands, Inc., 5.25%, 2014	25,000	26,125
Limited Brands, Inc., 6.9%, 2017	25,000	26,781
Limited Brands, Inc., 6.95%, 2033	15,000	13,800
Macy’s, Inc., 8.125%, 2015	120,000	142,350
Neiman Marcus Group, Inc., 10.375%, 2015	35,000	36,750
QVC, Inc., 7.375%, 2020 (n)	25,000	26,313
Sally Beauty Holdings, Inc., 10.5%, 2016	45,000	48,038
Staples, Inc., 9.75%, 2014	80,000	95,239
Toys “R” Us Property Co. II LLC, 8.5%, 2017	15,000	15,675
Toys “R” Us, Inc., 10.75%, 2017	30,000	33,375
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	10,000	10,025

		$667,267

Specialty Stores – 0.1%
Michaels Stores, Inc., 11.375%, 2016	$25,000	$26,625
Michaels Stores, Inc., 7.75%, 2018 (n)	20,000	20,050

		$46,675

Supermarkets – 0.3%
Delhaize Group, 5.875%, 2014	$90,000	$98,729

Supranational – 0.4%
Central American Bank, 4.875%, 2012 (n)	$140,000	$142,115

Telecommunications – Wireless – 2.2%
American Tower Corp., 4.625%, 2015	$40,000	$42,110
Clearwire Corp., 12%, 2015 (n)	60,000	64,275
Cricket Communications, Inc., 7.75%, 2020	15,000	14,700

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
Crown Castle International Corp., 9%, 2015	$20,000	$21,700
Crown Castle International Corp., 7.125%, 2019	85,000	89,461
Crown Castle Towers LLC, 6.113%, 2020 (n)	104,000	113,476
MetroPCS Wireless, Inc., 7.875%, 2018	30,000	31,763
Nextel Communications, Inc., 7.375%, 2015	35,000	35,000
NII Holdings, Inc., 10%, 2016	30,000	34,800
NII Holdings, Inc., 8.875%, 2019	20,000	22,075
NII Holdings, Inc., 7.625%, 2021	10,000	10,450
Rogers Cable, Inc., 5.5%, 2014	79,000	86,995
Sprint Capital Corp., 6.875%, 2028	15,000	14,213
Sprint Nextel Corp., 8.375%, 2017	35,000	38,456
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	100,000	113,250

		$732,724

Telephone Services – 0.0%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$10,000	$10,275

Tobacco – 1.3%
Altria Group, Inc., 9.25%, 2019	$130,000	$169,513
Lorillard Tobacco Co., 8.125%, 2019	37,000	43,096
Lorillard Tobacco Co., 6.875%, 2020	50,000	54,247
Reynolds American, Inc., 6.75%, 2017	135,000	155,868

		$422,724

Transportation – 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$16,000	$16,120

Transportation – Services – 1.0%
ACL I Corp., 10.625%, 2016 (p)(z)	$30,000	$26,713
American Petroleum Tankers LLC, 10.25%, 2015	14,000	14,630
Commercial Barge Line Co., 12.5%, 2017	40,000	44,900
Erac USA Finance Co., 6.375%, 2017 (n)	110,000	126,505
Hertz Corp., 8.875%, 2014	5,000	5,125
Hertz Corp., 7.5%, 2018 (n)	20,000	20,600
Hertz Corp., 7.375%, 2021 (n)	25,000	25,438
Navios Maritime Acquisition Corp., 8.625%, 2017	15,000	14,775
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	10,000	9,850
Navios Maritime Holdings, Inc., 8.875%, 2017	20,000	20,600
Swift Services Holdings, Inc., 10%, 2018	20,000	21,150

		$330,286

U.S. Government Agencies and Equivalents – 1.7%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$19,963
Small Business Administration, 6.35%, 2021	43,796	48,254
Small Business Administration, 4.34%, 2024	98,010	103,359
Small Business Administration, 4.99%, 2024	121,924	130,713
Small Business Administration, 4.86%, 2025	140,094	149,839

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.625%, 2025	$55,005	$58,469
Small Business Administration, 5.11%, 2025	50,327	54,210

		$564,807

Utilities – Electric Power – 3.8%
AES Corp., 8%, 2017	$55,000	$58,300
Allegheny Energy, Inc., 5.75%, 2019 (n)	90,000	94,160
Calpine Corp., 8%, 2016 (n)	35,000	37,800
Calpine Corp., 7.875%, 2020 (n)	45,000	47,025
CMS Energy Corp., 4.25%, 2015	90,000	92,570
Covanta Holding Corp., 7.25%, 2020	20,000	20,919
Duke Energy Corp., 3.35%, 2015	140,000	145,399
Dynegy Holdings, Inc., 7.5%, 2015	10,000	8,150
Dynegy Holdings, Inc., 7.75%, 2019	50,000	36,375
Edison Mission Energy, 7%, 2017	60,000	48,600
EDP Finance B.V., 6%, 2018 (n)	130,000	120,283
Energy Future Holdings Corp., 10%, 2020	45,000	47,766
Energy Future Holdings Corp., 10%, 2020	90,000	95,981
Exelon Generation Co. LLC, 5.35%, 2014	40,000	43,294
Exelon Generation Co. LLC, 5.2%, 2019	65,000	67,834
FirstEnergy Corp., 6.45%, 2011	4,000	4,075
GenOn Energy, Inc., 9.875%, 2020	55,000	57,475
NRG Energy, Inc., 7.375%, 2017	30,000	31,425
NRG Energy, Inc., 8.25%, 2020	60,000	61,200
PPL WEM Holdings PLC, 3.9%, 2016 (n)	110,000	112,880
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	20,000	19,650

		$1,251,161

Total Bonds (Identified Cost, $29,609,298)		$30,718,425

PREFERRED STOCKS – 0.3%
Other Banks & Diversified Financials – 0.3%
Ally Financial, Inc., 7% (n)	20	$18,796
Ally Financial, Inc., “A”, 8.5%	2,110	52,813
GMAC Capital Trust I, 8.125% (a)	1,075	27,520

Total Preferred Stocks (Identified Cost, $101,194)		$99,129

FLOATING RATE LOANS (g)(r) – 0.2%
Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.7%, 2014	$12,881	$12,630
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	12,688	12,743

		$25,373

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$1,683	$1,726

Financial Institutions – 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$14,622	$14,314

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Gaming & Lodging – 0.1%
MGM Mirage, Term Loan, 7%, 2014	$23,116	$22,571

Total Floating Rate Loans (Identified Cost, $57,538)		$63,984

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.1%
General Motors Co., 4.75%	810	$39,479

Insurance – 0.1%
MetLife, Inc., 5%	430	$35,445

Total Convertible Preferred Stocks (Identified Cost, $76,043)		$74,924

COMMON STOCKS – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	791	$9,990

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)	6	$16,200

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	858	$13,531

Total Common Stocks (Identified Cost, $34,490)		$39,721

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $18,500 )(a)	$0.01	7/14/10	9	$24,300

MONEY MARKET FUNDS (v) – 2.3%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value			749,443	$749,443

Total Investments (Identified Cost, $30,646,506)				$31,769,926

OTHER ASSETS, LESS LIABILITIES – 3.3%				1,085,763

Net Assets – 100.0%				$32,855,689

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(e)	Guaranteed by Minister for Finance of Ireland.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,764,356 representing 20.6% of net assets.
(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$29,508	$26,713
AMC Networks, Inc., 7.75%, 2021	6/22/11	6,000	6,270
American Media, Inc., 13.5%, 2018	12/22/10	3,399	3,606
ARCap REIT, Inc., CDO, “H”, FRN, 6.1%, 2045	9/21/04	2,772	2,772
Arch Coal, Inc., 7%, 2019	6/08/11-6/10/11	35,149	34,913
Associated Materials LLC, 9.125%, 2017	6/09/11	9,776	9,975
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11-6/06/11	25,131	24,750
Banco do Brasil S.A., 5.875%, 2022	5/19/11	197,408	197,800
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040	3/01/06	180,427	100,914
Bosphorus Financial Services Ltd., FRN, 2.06%, 2012	3/08/05	18,750	18,601

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Restricted Securities (continued)	Acquisition Date	Cost	Value
CDRT Merger Sub, Inc., 8.125%, 2019	5/13/11	$10,000	$10,000
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	110,134	110,605
Clear Channel Communications, Inc., 9%, 2021	6/08/11	14,402	14,361
Connacher Oil & Gas Ltd., 8.5%, 2019	5/20/11	15,000	14,250
Crest Ltd., “A1” CDO, FRN, 0.726%, 2018	1/21/10	70,826	84,654
EH Holding Corp., 7.625%, 2021	5/17/11	5,000	5,100
Eagle Parent, Inc., 8.625%, 2019	5/11/11-5/24/11	15,186	14,456
Falcon Franchise Loan LLC, FRN, 3.948%, 2025	1/29/03	25,970	41,460
First Union National Bank Commercial Mortgage Trust, FRN, 1.636%, 2043	12/11/03	208	3
General Motors Financial Co., Inc., 6.75%, 2018	5/26/11-6/06/11	25,149	25,063
Kansas City Southern Railway, 6.125%, 2021	5/06/11-5/09/11	15,136	15,000
LBI Media, Inc., 8.5%, 2017	7/18/07	29,651	23,550
LINN Energy LLC, 6.5%, 2019	5/10/11	9,924	9,900
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	50,184	51,138
Morgan Stanley Capital I, Inc., FRN, 1.387%, 2039	7/20/04	19,342	20,591
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	10,222	9,850
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	15,221	15,225
Prudential Securities Secured Financing Corp., FRN, 7.325%, 2013	12/06/04	175,388	171,717
Salomon Brothers Mortgage Securities, Inc., FRN, 7.285%, 2032	1/07/05	137,702	143,112
Sensata Technologies B.V., 6.5%, 2019	5/06/11-5/18/11	30,297	29,925
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11	10,000	10,300
USI Holdings Corp., 9.75%, 2015	5/07/07	30,408	30,075
Total Restricted Securities			$1,276,649
% of Net Assets			3.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

CNY	Chinese Yuan Renminbi

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

SEK	Swedish Krona

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/11

Forward Foreign Currency Exchange Contracts at 6/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Barclays Bank PLC	8,857	7/12/11	$9,008	$9,182	$174
BUY	EUR	Citibank N.A.	4,938	7/12/11	7,078	7,159	81
BUY	EUR	Credit Suisse Group	223,055	7/12/11	320,229	323,400	3,171
BUY	EUR	JPMorgan Chase Bank N.A.	90,527	7/12/11	129,178	131,253	2,075
SELL	EUR	HSBC Bank	3,476	7/12/11	5,048	5,040	8
BUY	GBP	Credit Suisse Group	21,032	7/12/11	33,679	33,753	74
SELL	GBP	Barclays Bank PLC	118,084	7/12/11	192,407	189,503	2,904
SELL	GBP	Deutsche Bank AG	118,084	7/12/11	192,479	189,503	2,976
BUY	IDR	JPMorgan Chase Bank N.A.	488,308,000	7/26/11	56,648	56,763	115
BUY	JPY	Barclays Bank PLC	27,120,034	7/12/11	335,326	336,885	1,559

							$13,137

Liability Derivatives
SELL	CAD	Goldman Sachs International	186,880	7/12/11	$193,232	$193,735	$(503)
BUY	CNY	Deutsche Bank AG	1,149,000	11/16/11	178,874	178,390	(484)
SELL	EUR	Barclays Bank PLC	31,000	7/12/11	44,602	44,946	(344)
SELL	EUR	Deutsche Bank AG	21,443	7/12/11	30,426	31,090	(664)
SELL	EUR	Goldman Sachs International	4,938	7/12/11	7,098	7,159	(61)
SELL	EUR	UBS AG	984,241	9/15/11	1,418,074	1,424,407	(6,333)
SELL	GBP	Deutsche Bank AG	5,000	7/12/11	8,009	8,024	(15)
SELL	JPY	Credit Suisse Group	37,227,390	7/12/11	442,899	462,439	(19,540)
BUY	SEK	Credit Suisse Group	36,840	7/12/11	5,885	5,822	(63)

							$(28,007)

Swap Agreements at 6/30/11

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	160,000	Goldman Sachs International (a)	1.00% (fixed rate)	(1)	$3,517

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $237.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $29,897,063)	$31,020,483
Underlying affiliated funds, at cost and value	749,443
Total investments, at value (identified cost, $30,646,506)	$31,769,926
Cash	16,510
Receivables for
Forward foreign currency exchange contracts	13,137
Investments sold	772,607
Fund shares sold	13
Interest	493,237
Swaps, at value (net unamortized premiums received, $237)	3,517
Receivable from investment adviser	10,376
Other assets	314
Total assets		$33,079,637
Liabilities
Payables for
Forward foreign currency exchange contracts	$28,007
Investments purchased	70,145
Fund shares reacquired	66,889
Payable to affiliates
Shareholder servicing costs	102
Distribution and/or service fees	89
Payable for independent Trustees’ compensation	215
Accrued expenses and other liabilities	58,501
Total liabilities		$223,948
Net assets		$32,855,689
Net assets consist of
Paid-in capital	$31,036,062
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,114,220
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,611,731)
Undistributed net investment income	2,317,138
Net assets		$32,855,689
Shares of beneficial interest outstanding		3,145,696

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$26,375,586	2,516,472	$10.48
Service Class	6,480,103	629,224	10.30

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Interest	$936,248
Dividends	2,008
Dividends from underlying affiliated funds	541
Total investment income		$938,797
Expenses
Management fee	$118,419
Distribution and/or service fees	8,195
Shareholder servicing costs	2,121
Administrative services fee	8,679
Independent Trustees’ compensation	744
Custodian fee	14,648
Shareholder communications	9,950
Auditing fees	30,798
Legal fees	313
Miscellaneous	5,024
Total expenses		$198,891
Fees paid indirectly	(18)
Reduction of expenses by investment adviser	(55,097)
Net expenses		$143,776
Net investment income		$795,021
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$414,813
Futures contracts	6,024
Swap transactions	844
Foreign currency transactions	(120,850)
Net realized gain (loss) on investments and foreign currency transactions		$300,831
Change in unrealized appreciation (depreciation)
Investments	$42,411
Futures contracts	(4,965)
Swap transactions	235
Translation of assets and liabilities in foreign currencies	4,087
Net unrealized gain (loss) on investments and foreign currency translation		$41,768
Net realized and unrealized gain (loss) on investments and foreign currency		$342,599
Change in net assets from operations		$1,137,620

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$795,021	$1,742,659
Net realized gain (loss) on investments and foreign currency transactions	300,831	618,592
Net unrealized gain (loss) on investments and foreign currency translation	41,768	929,304
Change in net assets from operations	$1,137,620	$3,290,555
Distributions declared to shareholders
From net investment income	$—	$(1,656,044)
Change in net assets from fund share transactions	$(3,142,963)	$(1,174,505)
Total change in net assets	$(2,005,343)	$460,006
Net assets
At beginning of period	34,861,032	34,401,026
At end of period (including undistributed net investment income of $2,317,138 and $1,522,117, respectively)	$32,855,689	$34,861,032

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$10.14		$9.68	$8.72	$10.55	$10.67	$10.64
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.50	$0.51	$0.56	$0.59	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		0.45	1.41	(1.76)	(0.20)	0.11
Total from investment operations	$0.34		$0.95	$1.92	$(1.20)	$0.39	$0.68
Less distributions declared to shareholders
From net investment income	$—		$(0.49)	$(0.96)	$(0.63)	$(0.51)	$(0.57)
From net realized gain on investments	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$—		$(0.49)	$(0.96)	$(0.63)	$(0.51)	$(0.65)
Net asset value, end of period	$10.48		$10.14	$9.68	$8.72	$10.55	$10.67
Total return (%) (k)(r)(s)	3.35	(n)	10.11	24.25	(12.12)	3.79	6.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.14	1.18	1.21	1.16	1.36
Expenses after expense reductions (f)	0.80	(a)	0.82	0.85	0.85	0.85	0.88
Net investment income	4.75	(a)	5.07	5.63	5.66	5.63	5.43
Portfolio turnover	19		46	52	41	49	66
Net assets at end of period (000 omitted)	$26,376		$28,120	$27,652	$20,331	$32,507	$30,008

See Notes to Financial Statements

MFS Strategic Income Series

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$9.97		$9.53	$8.60	$10.40	$10.54	$10.52
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.47	$0.48	$0.53	$0.56	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		0.44	1.39	(1.73)	(0.21)	0.11
Total from investment operations	$0.33		$0.91	$1.87	$(1.20)	$0.35	$0.64
Less distributions declared to shareholders
From net investment income	$—		$(0.47)	$(0.94)	$(0.60)	$(0.49)	$(0.54)
From net realized gain on investments	—		—	—	—	—	(0.08)
Total distributions declared to shareholders	$—		$(0.47)	$(0.94)	$(0.60)	$(0.49)	$(0.62)
Net asset value, end of period	$10.30		$9.97	$9.53	$8.60	$10.40	$10.54
Total return (%) (k)(r)(s)	3.31	(n)	9.79	23.88	(12.26)	3.42	6.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)	1.39	1.43	1.47	1.41	1.62
Expenses after expense reductions (f)	1.05	(a)	1.07	1.10	1.10	1.10	1.13
Net investment income	4.49	(a)	4.83	5.40	5.46	5.39	5.18
Portfolio turnover	19		46	52	41	49	66
Net assets at end of period (000 omitted)	$6,480		$6,741	$6,749	$5,834	$8,192	$6,684

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

MFS Strategic Income Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap contracts . The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$165,247	$59,296	$13,531	$ 238,074
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	564,807	—	564,807
Non-U.S. Sovereign Debt	—	5,871,972	—	5,871,972
Corporate Bonds	—	17,830,283	—	17,830,283
Residential Mortgage-Backed Securities	—	499,952	—	499,952
Commercial Mortgage-Backed Securities	—	552,210	—	552,210
Asset-Backed Securities (including CDOs)	—	410,781	—	410,781
Foreign Bonds	—	4,988,420	—	4,988,420
Floating Rate Loans	—	63,984	—	63,984
Mutual Funds	749,443	—	—	749,443
Total Investments	$914,690	$30,841,705	$13,531	$31,769,926

Other Financial Instruments
Swaps	$—	$3,517	$—	$3,517
Forward Currency Contracts	—	(14,870)	—	(14,870)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bond	Total
Balance as of 12/31/10	$—	$3,401	$3,401
Change in unrealized appreciation	—	205	205
Transfers into level 3	13,531	—	13,531
Transfers out of level 3	—	(3,606)	(3,606)
Balance as of 6/30/11	$13,531	$—	$13,531

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2011 is $0.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$13,137	$(28,007)
Credit	Credit Default Swaps	3,517	—
Total		$16,654	$(28,007)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Foreign Currency Transactions
Interest Rate	$6,024	$—	$—
Foreign Exchange	—	—	(134,957)
Credit	—	844	—
Total	$6,024	$844	$(134,957)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(4,965)	$—	$—
Foreign Exchange	—	—	2,747
Credit	—	235	—
Total	$(4,965)	$235	$2,747

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At June 30, 2011, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$1,656,044

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$30,830,573
Gross appreciation	1,836,994
Gross depreciation	(897,641)
Net unrealized appreciation (depreciation)	$939,353

As of 12/31/10
Undistributed ordinary income	1,780,663
Capital loss carryforwards	(1,684,312)
Other temporary differences	(295,194)
Net unrealized appreciation (depreciation)	880,850

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(734,062)
12/31/17	(950,250)
Total	$(1,684,312)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$1,336,828
Service Class	—	319,216
Total	$—	$1,656,044

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.80% of average daily net assets for the Initial Class shares and 1.05% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2013. For the six months ended June 30, 2011, this reduction amounted to $55,001 and is reflected as a reduction of total expenses in the Statements of Operations.

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2011, the fee was $1,886, which equated to 0.0111% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2011, these costs amounted to $235.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0513% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $118 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $96, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$423,606	$639,277
Investments (non-U.S. Government securities)	$5,986,599	$9,135,834

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	190,711	$1,961,864	557,643	$5,530,413
Service Class	67,897	689,538	267,644	2,579,652
	258,608	$2,651,402	825,287	$8,110,065

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	139,689	$1,336,828
Service Class	—	—	33,851	319,216
	—	$—	173,540	$1,656,044
Shares reacquired
Initial Class	(447,896)	$(4,632,777)	(779,888)	$(7,716,586)
Service Class	(114,511)	(1,161,588)	(333,588)	(3,224,028)
	(562,407)	$(5,794,365)	(1,113,476)	$(10,940,614)
Net change
Initial Class	(257,185)	$(2,670,913)	(82,556)	$(849,345)
Service Class	(46,614)	(472,050)	(32,093)	(325,160)
	(303,799)	$(3,142,963)	(114,649)	$(1,174,505)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $171 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,205,257	5,061,776	(6,517,590)	749,443

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$541	$749,443

MFS Strategic Income Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: August 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2011

*	Print name and title of each signing officer under his or her signature.